UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group® Foundation Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2013

Item 1. Reports to Stockholders

Annual Report

Delaware Foundation Funds®	September 30, 2013

Delaware Foundation® Growth Allocation Fund

Delaware Foundation Moderate Allocation Fund	Multi-asset mutual funds

Delaware Foundation Conservative Allocation Fund	Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Table of contents

> Portfolio management review	1

> Performance summaries	6

> Disclosure of Fund expenses	16

> Security type/sector allocations, top 10 equity holdings and country allocations	18

> Schedules of investments	24

> Statements of assets and liabilities	92

> Statements of operations	94

> Statements of changes in net assets	96

> Financial highlights	100

> Notes to financial statements	115

> Report of independent registered public accounting firm	131

> Other Fund information	132

> Board of trustees/directors and officers addendum	135

> About the organization	138

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Foundation Funds® are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review

Delaware Foundation Funds®
October 8, 2013

Performance preview (for the year ended September 30, 2013)
Delaware Foundation® Growth Allocation Fund (Class A shares)	1-year return	+14.92%
S&P 500® Index (benchmark)	1-year return	+19.34%
Lipper Mixed-Asset Target Allocation Growth Funds Average	1-year return	+13.64%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Foundation Growth Allocation Fund, please see the table on page 6.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

The Lipper Mixed-Asset Target Allocation Growth Funds Average compares funds that, by portfolio practice, maintain a mix of between 60% and 80% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Delaware Foundation Moderate Allocation Fund (Class A shares)	1-year return	+10.66%
S&P 500 Index (benchmark)	1-year return	+19.34%
Barclays U.S. Aggregate Index (benchmark)	1-year return	-1.68%
Lipper Mixed-Asset Target Allocation Moderate Funds Average	1-year return	+10.24%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Foundation Moderate Allocation Fund, please see the table on page 9.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

The Lipper Mixed-Asset Target Allocation Moderate Funds Average compares funds that, by portfolio practice, maintain a mix of between 40% and 60% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Delaware Foundation Conservative Allocation Fund (Class A shares)	1-year return	+6.09%
Barclays U.S. Aggregate Index (benchmark)	1-year return	-1.68%
Lipper Mixed-Asset Target Allocation Conservative Funds Average	1-year return	+4.91%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Foundation Conservative Allocation Fund, please see the table on page 12.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

The Lipper Mixed-Asset Target Allocation Conservative Funds Average compares funds that, by portfolio practice, maintain a mix of between 20% and 40% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

(continues)       1

Portfolio management review

Delaware Foundation Funds®

Overview
All three Delaware Foundation Funds posted a positive return for the fiscal year ended Sept. 30, 2013. Delaware Foundation® Growth Allocation Fund produced the highest return, followed by Delaware Foundation Moderate Allocation Fund, with Delaware Foundation Conservative Allocation Fund delivering the lowest return over the period. Delaware Foundation Growth Allocation Fund and Delaware Foundation Moderate Allocation Fund delivered lower returns than the S&P 500 Index, which is not surprising because equities outperformed bonds during the fiscal year. Delaware Foundation Conservative Allocation Fund delivered higher returns than the Barclays U.S. Aggregate Index, which is also not surprising because this Fund provides exposure to equities whereas the Barclays U.S. Aggregate Index covers only bonds.

All three Delaware Foundation Funds tend to hold a higher weight in non-U.S. securities than most other asset allocation funds; thus, when U.S. markets are delivering higher total returns than non-U.S. markets, or when the U.S. dollar is appreciating relative to other currencies, these Funds will tend to struggle. During the fiscal year ended Sept. 30, 2013, the Funds generally delivered returns that were slightly better than the median in their respective peer groups.

Economic backdrop
The prices of risky assets around the world generally rose during the Funds’ fiscal year as governments and central banks in the majority of developed countries still seemed willing to provide at least tepid support for economic recovery, using a combination of fiscal and monetary measures. Over the course of the fiscal year, investors seemed to become less apprehensive about the near-term outlook for major countries in Europe including Italy, Spain, and the United Kingdom. Conversely, investor worries about the outlook for major emerging markets, including China, rose during the course of the year.

The Organization for Economic Cooperation and Development (OECD) compiles composite leading indicators to reflect business and consumer confidence for individual member countries and for the whole organization. The most recently available data indicate that over the 12 months ended in the third quarter of 2013, there were improvements in both business and consumer confidence in most of the major developed economies. However, the data showed a slight decline in confidence among U.S. consumers during the third quarter of 2013, perhaps due to increasing worries about the consequences of renewed political gridlock in Washington, D.C.

Every six months, the International Monetary Fund (IMF) releases an updated set of projections for economic growth under the title of World Economic Outlook. The following table summarizes the IMF’s projections for change in real gross domestic product (GDP) during 2013 and 2014 in various regions and countries, including the forecasts that were released in early October 2013.

Region / Country	2013E		2014E
Date of forecast:	as of Oct 2012	as of Oct 2013	as of Oct 2012	as of Oct 2013
World	3.6%	2.9%	4.2%	3.6%
Advanced economies	1.6%	1.2%	2.3%	2.0%
U.S.	2.1%	1.6%	2.9%	2.6%
Euro area	0.1%	-0.4%	1.1%	1.0%
Japan	1.2%	2.0%	1.1%	1.2%
U.K.	1.1%	1.4%	2.2%	1.9%
Emerging and developing economies	5.6%	4.5%	5.9%	5.1%
Brazil	3.9%	2.5%	4.2%	2.5%
China	8.2%	7.6%	8.5%	7.3%
India	6.0%	3.8%	6.4%	5.1%
Russia	3.9%	1.5%	3.9%	3.0%
Source: IMF, World Economic Outlook, January 2013 and October 2013

As shown in the table, the IMF has become considerably more pessimistic about the economic outlook for the major emerging markets of Brazil, China, India, and Russia, and also for the world economy as a whole. Conversely, the IMF has raised its forecasts for both Japan and the U.K. in 2013 and 2014, even though the governments and central banks in those two countries are pursuing very different strategies.

In its October 2013 analysis, the IMF noted that its projections for the U.S. economy in 2014 assume that federal government spending would continue as normal, and that the federal government’s debt ceiling would be raised in a timely manner. Conversely, the IMF warned that failure to raise the debt ceiling promptly could seriously damage the global economy.

Some major currencies experienced unusually large shifts during the fiscal year. The trade-weighted yen declined by 25% during the fiscal year, while the trade-weighted euro appreciated by 8.3% over the same period. By contrast, the trade-weighted dollar ended the period roughly where it had begun. In general, a stronger currency means that imports look cheaper for U.S. consumers, but tends to impair the competitiveness of U.S. exporters. The decline in the value of the yen is likely to enhance the competitive position of Japanese exporters relative to their European and U.S. counterparts.

The price of crude oil rose during the year, but the prices of most other commodities generally declined, with particularly sharp falls during the second quarter of 2013. Over the full year ended Sept. 30, 2013, the spot price of West Texas Intermediate crude oil rose 11%, whereas the relatively energy-intensive S&P GSCI dropped 5%, and the broad-based Reuters-Jefferies CRB commodity index fell 7.7%.

The U.S. economy continued to show signs of gradual recovery through the end of August, when the Bureau of Labor Statistics (BLS) estimated that the unemployment rate was approximately 7.3%. Similarly, the U.S. Federal Reserve’s periodic “beige book” analysis of broad economic trends reported increased consumer spending in most districts and some increases in real estate activity. However, the near-total shutdown of the U.S. government at the start of October included the BLS, and consequently there was no official statistic covering September unemployment.

Portfolio positioning
The Funds’ strategic policy weights reflect a commitment to seeking diversification in terms of both geographies and asset classes. At the start of the fiscal year, all three Funds were positioned defensively relative to their strategic policy weights. In particular, the committee that oversees the Funds chose to keep them at slightly below their strategic policy weights in developed-market equities. Conversely, the Funds held small tactical positions in U.S. real estate equities, which were viewed as offering an attractive balance between risk and reward given the uncertain outlook.

In broad terms, these active positions were maintained throughout the year. As of the end of the fiscal year, the Funds were at roughly their strategic policy weight in U.S. equities and emerging-market equities, but were still slightly below their strategic policy weights in developed-market equities. Many investment teams for the individual equity sleeves were underweight in financial stocks, and overweight in technology stocks.

As part of the oversight process for the Funds, the Asset Allocation Committee periodically analyzes the sources of the Funds’ active performance. Over the 12 months ended Sept. 30, 2013, the active positioning of the Funds with respect to the strategic policy weights of different asset classes was mildly detrimental for Delaware Foundation® Growth Allocation Fund, roughly neutral for Delaware Foundation Moderate Allocation Fund, and slightly positive for Delaware Foundation Conservative Allocation Fund.

The Asset Allocation Committee also periodically examines the contribution of derivatives to the Funds’ performance. Based on the available calculations, the combination of futures, options, swaps, and currency positions in the Funds was mildly detrimental to performance during the 12 months ended Sept. 30, 2013.

(continues)       3

Portfolio management review

Delaware Foundation Funds®

The estimated impact from these instruments amounted to -18 basis points for Delaware Foundation® Growth Allocation Fund, -30 basis points for Delaware Foundation Moderate Allocation Fund, and -55 basis points for Delaware Foundation Conservative Allocation Fund. (One basis point is 1/100 of a percentage point.)

About the Foundation Funds
As the Funds’ fiscal year closed, we continued seeking to deliver the benefits of diversification while aiming to actively manage risk. With these two precepts in mind, each Delaware Foundation Fund seeks to deliver returns that are derived from tactical asset allocation decisions as well as from active management of individual asset classes and investment styles. The Funds’ goals are based on the assumption that investors are well served by keeping a global perspective when evaluating potential investment opportunities. We therefore continue to manage each Fund so that it includes investment possibilities around the globe.

Performance summaries

Delaware Foundation® Growth Allocation Fund

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]
Average annual total returns
through September 30, 2013	1 year	5 years	10 years
Class A (Est. Dec. 31, 1997)
Excluding sales charge	+14.92%	+9.58%	+7.00%
Including sales charge	+8.35%	+8.28%	+6.37%
Class B (Est. Dec. 31, 1997)
Excluding sales charge	+14.92%	+9.22%	+6.40%
Including sales charge	+10.92%	+8.90%	+6.40%
Class C (Est. Dec. 31, 1997)
Excluding sales charge	+14.05%	+8.77%	+6.20%
Including sales charge	+13.05%	+8.77%	+6.20%
Class R (Est. June 2, 2003)
Excluding sales charge	+14.75%	+9.33%	+6.72%
Including sales charge	+14.75%	+9.33%	+6.72%
Institutional Class (Est. Dec. 31, 1997)
Excluding sales charge	+15.30%	+9.87%	+7.28%
Including sales charge	+15.30%	+9.87%	+7.28%
S&P 500 Index	+19.34%	+10.02%	+7.57%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 7. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from March 1, 2013, through Feb. 28, 2014. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.50% of average daily net assets.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Diversification may not protect against market risk.

The Fund is subject to the same risks as the underlying styles in which it invests.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

If and when the Fund invests in forward foreign currency contracts or uses other investments to hedge against currency risks, the Fund will be subject to special risks, including counterparty risk.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

Risk controls and asset allocation models do not promise any level of performance or guarantee against loss of principal. Each Fund has a different level of risk.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.90% of the Fund’s average daily net assets from Jan. 28, 2013, through Jan. 28, 2014. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses	1.48%	2.23%	2.23%	1.73%	1.23%
(without fee waivers)
Net expenses (including fee	1.15%	1.15%	1.90%	1.40%	0.90%
waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual

(continues)       7

Performance summaries

Delaware Foundation® Growth Allocation Fund

Performance of a $10,000 investment1
Average annual total returns from Sept. 30, 2003, through Sept. 30, 2013

	Starting value (Sept. 30, 2003)	Ending value (Sept. 30, 2013)
S&P 500 Index	$10,000	$20,736
Delaware Foundation Growth Allocation Fund — Class A shares	$9,425	$18,535

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Sept. 30, 2003, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 7. Please note additional details on pages 6 through 8.

The chart also assumes $10,000 invested in the S&P 500 Index as of Sept. 30, 2003. The S&P 500 Index measures the performance of 500 mostly large-cap stocks weighted by market value, and is often used to represent performance of the U.S. stock market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

Stock symbols and CUSIP numbers

	Nasdaq symbols	CUSIPs
Class A	DFGAX	245918883
Class B	DFGDX	245918875
Class C	DFGCX	245918867
Class R	DFGRX	245918826
Institutional Class	DFGIX	245918859

Delaware Foundation® Moderate Allocation Fund

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]
Average annual total returns
through September 30, 2013	1 year	5 years	10 years
Class A (Est. Dec. 31, 1997)
Excluding sales charge	+10.66%	+9.51%	+6.78%
Including sales charge	+4.33%	+8.21%	+6.16%
Class B (Est. Dec. 31, 1997)
Excluding sales charge	+10.23%	+8.76%	+6.12%
Including sales charge	+6.23%	+8.43%	+6.12%
Class C (Est. Dec. 31, 1997)
Excluding sales charge	+9.81%	+8.68%	+5.98%
Including sales charge	+8.81%	+8.68%	+5.98%
Class R (Est. June 2, 2003)
Excluding sales charge	+10.38%	+9.21%	+6.49%
Including sales charge	+10.38%	+9.21%	+6.49%
Institutional Class (Est. Dec. 31, 1997)
Excluding sales charge	+10.91%	+9.76%	+7.04%
Including sales charge	+10.91%	+9.76%	+7.04%
S&P 500 Index	+19.34%	+10.02%	+7.57%
Barclays U.S. Aggregate Index	-1.68%	+5.41%	+4.59%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 10. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual distribution and service fee of 0.23% of average daily net assets. Furthermore, the Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0. 30% (waived to 0.25% from Oct. 1, 2012 through Jan. 28, 2014) of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.23% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from March 1, 2013, through Feb. 28, 2014. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

(continues)       9

Performance summaries

Delaware Foundation® Moderate Allocation Fund

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.50% of average daily net assets.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Diversification may not protect against market risk.

The Fund is subject to the same risks as the underlying styles in which it invests.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

If and when the Fund invests in forward foreign currency contracts or uses other investments to hedge against currency risks, the Fund will be subject to special risks, including counterparty risk.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

Risk controls and asset allocation models do not promise any level of performance or guarantee against loss of principal. Each Fund has a different level of risk.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.90% of the Fund’s average daily net assets from Jan. 28, 2013, through Jan. 28, 2014. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses	1.20%	1.97%	1.97%	1.47%	0.97%
(without fee waivers)
Net expenses (including fee	1.13%	1.15%	1.90%	1.40%	0.90%
waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual

Performance of a $10,000 investment1
Average annual total returns from Sept. 30, 2003, through Sept. 30, 2013

	Starting value (Sept. 30, 2003)	Ending value (Sept. 30, 2013)
S&P 500 Index	$10,000	$20,736
Delaware Foundation Moderate Allocation Fund — Class A shares	$9,425	$18,170
Barclays U.S. Aggregate Index	$10,000	$15,669

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Sept. 30, 2003, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 10. Please note additional details on pages 9 through 11.

The chart also assumes $10,000 invested in the Barclays U.S. Aggregate Index and the S&P 500 Index as of Sept. 30, 2003.

The Barclays U.S. Aggregate Index is a broad composite that tracks the investment grade domestic bond market.

The S&P 500 Index measures the performance of 500 mostly large-cap stocks weighted by market value, and is often used to represent performance of the U.S. stock market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

Stock symbols and CUSIP numbers

	Nasdaq symbols	CUSIPs
Class A	DFBAX	245918503
Class B	DFBBX	245918602
Class C	DFBCX	245918701
Class R	DFBRX	245918834
Institutional Class	DFFIX	245918800

(continues)       11

Performance summaries

Delaware Foundation® Conservative Allocation Fund

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]
Average annual total returns
through September 30, 2013	1 year	5 years	10 years
Class A (Est. Dec. 31, 1997)
Excluding sales charge	+6.09%	+9.12%	+6.31%
Including sales charge	+0.02%	+7.83%	+5.69%
Class B (Est. Dec. 31, 1997)
Excluding sales charge	+6.14%	+8.91%	+5.83%
Including sales charge	+2.14%	+8.59%	+5.83%
Class C (Est. Dec. 31, 1997)
Excluding sales charge	+5.35%	+8.30%	+5.52%
Including sales charge	+4.35%	+8.30%	+5.52%
Class R (Est. June 2, 2003)
Excluding sales charge	+5.84%	+8.86%	+6.03%
Including sales charge	+5.84%	+8.86%	+6.03%
Institutional Class (Est. Dec. 31, 1997)
Excluding sales charge	+6.45%	+9.42%	+6.59%
Including sales charge	+6.45%	+9.42%	+6.59%
Barclays U.S. Aggregate Index	-1.68%	+5.41%	+4.59%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 13. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from Oct. 1, 2013, through Sept. 30, 2014. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.50% of average daily net assets.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Diversification may not protect against market risk.

The Fund is subject to the same risks as the underlying styles in which it invests.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

If and when the Fund invests in forward foreign currency contracts or uses other investments to hedge against currency risks, the Fund will be subject to special risks, including counterparty risk.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

Risk controls and asset allocation models do not promise any level of performance or guarantee against loss of principal. Each Fund has a different level of risk.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.88% of the Fund’s average daily net assets from Jan. 28, 2013, through Jan. 28, 2014. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses	1.38%	2.13%	2.13%	1.63%	1.13%
(without fee waivers)
Net expenses (including fee	1.13%	1.13%	1.88%	1.38%	0.88%
waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual

(continues)       13

Performance summaries

Delaware Foundation® Conservative Allocation Fund

Performance of a $10,000 investment1
Average annual total returns from Sept. 30, 2003, through Sept. 30, 2013

	Starting value (Sept. 30, 2003)	Ending value (Sept. 30, 2013)
Delaware Foundation Conservative Allocation Fund — Class A shares	$9,425	$17,376
Barclays U.S. Aggregate Index	$10,000	$15,669

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Sept. 30, 2003, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 13. Please note additional details on pages 12 through 14.

The chart also assumes $10,000 invested in the Barclays U.S. Aggregate Index as of Sept. 30, 2003.

The Barclays U.S. Aggregate Index is a broad composite that tracks the investment grade domestic bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

Stock symbols and CUSIP numbers

	Nasdaq symbols	CUSIPs
Class A	DFIAX	245918107
Class B	DFIDX	245918206
Class C	DFICX	245918305
Class R	DFIRX	245918818
Institutional Class	DFIIX	245918404

Disclosure of Fund expenses

For the six-month period from April 1, 2013 to September 30, 2013 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2013 to Sept. 30, 2013.

Actual Expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Foundation® Growth Allocation Fund
expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/13 to
	4/1/13	9/30/13	Ratio	9/30/13*
Actual Fund return†
Class A	$1,000.00	$1,059.60	1.15%	$5.94
Class B	1,000.00	1,059.90	1.15%	5.94
Class C	1,000.00	1,055.20	1.90%	9.79
Class R	1,000.00	1,059.00	1.40%	7.23
Institutional Class	1,000.00	1,062.10	0.90%	4.65
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.30	1.15%	$5.82
Class B	1,000.00	1,019.30	1.15%	5.82
Class C	1,000.00	1,015.54	1.90%	9.60
Class R	1,000.00	1,018.05	1.40%	7.08
Institutional Class	1,000.00	1,020.56	0.90%	4.56

Delaware Foundation Moderate Allocation Fund
expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/13 to
	4/1/13	9/30/13	Ratio	9/30/13*
Actual Fund return†
Class A	$1,000.00	$1,037.60	1.13%	$5.77
Class B	1,000.00	1,038.20	1.15%	5.88
Class C	1,000.00	1,034.30	1.90%	9.69
Class R	1,000.00	1,037.10	1.40%	7.15
Institutional Class	1,000.00	1,039.70	0.90%	4.60
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.40	1.13%	$5.72
Class B	1,000.00	1,019.30	1.15%	5.82
Class C	1,000.00	1,015.54	1.90%	9.60
Class R	1,000.00	1,018.05	1.40%	7.08
Institutional Class	1,000.00	1,020.56	0.90%	4.56

Delaware Foundation® Conservative Allocation Fund
expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/13 to
	4/1/13	9/30/13	Ratio	9/30/13*
Actual Fund return†
Class A	$1,000.00	$1,015.00	1.13%	$5.71
Class B	1,000.00	1,014.90	1.13%	5.71
Class C	1,000.00	1,010.80	1.88%	9.48
Class R	1,000.00	1,013.90	1.38%	6.97
Institutional Class	1,000.00	1,016.40	0.88%	4.45
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.40	1.13%	$5.72
Class B	1,000.00	1,019.40	1.13%	5.72
Class C	1,000.00	1,015.64	1.88%	9.50
Class R	1,000.00	1,018.15	1.38%	6.98
Institutional Class	1,000.00	1,020.66	0.88%	4.46

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type/sector allocations,
top 10 equity holdings and country allocations

Delaware Foundation® Growth Allocation Fund
As of September 30, 2013 (Unaudited)

Sector, country and region designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type/sector	of net assets
Common Stock	78.63%
U.S. Markets	43.93%
Consumer Discretionary	5.23%
Consumer Staples	3.27%
Energy	4.58%
Financials	8.14%
Healthcare	5.80%
Industrials	3.30%
Information Technology	9.79%
Materials	1.31%
Telecommunication Services	1.71%
Utilities	0.80%
Developed Markets	25.49%
Consumer Discretionary	4.13%
Consumer Staples	3.65%
Energy	1.46%
Financials	3.65%
Healthcare	3.78%
Industrials	4.57%
Information Technology	1.08%
Materials	2.21%
Telecommunication Services	0.77%
Utilities	0.19%
Emerging Markets	9.21%
Consumer Discretionary	0.32%
Consumer Staples	1.37%
Energy	1.51%
Financials	1.34%
Industrials	0.52%
Information Technology	1.78%
Materials	0.76%
Telecommunication Services	1.61%
Utilities	0.00%
Convertible Preferred Stock	0.16%
Exchange-Traded Funds	0.20%
Agency Collateralized Mortgage Obligations	0.32%
Agency Mortgage-Backed Securities	3.63%
Commercial Mortgage-Backed Securities	0.44%
Convertible Bonds	0.56%
Corporate Bonds	8.70%
Banking	1.09%
Basic Industry	0.70%
Brokerage	0.06%
Capital Goods	0.25%
Consumer Cyclical	0.55%
Consumer Non-Cyclical	0.64%
Energy	1.44%
Financials	0.31%
Insurance	0.36%
Media	0.24%
Real Estate	0.50%
Services	0.27%
Technology	0.46%
Telecommunications	0.71%
Transportation	0.16%
Utilities	0.96%
Municipal Bonds	0.17%
Non-Agency Asset-Backed Securities	0.33%
Non-Agency Collateralized Mortgage Obligations	0.02%
Regional Bonds	0.25%
Senior Secured Loans	1.38%
Sovereign Bonds	0.42%
Supranational Banks	0.05%
U.S. Treasury Obligations	1.44%
Preferred Stock	0.09%
Warrant	0.02%
Short-Term Investments	5.77%
Total Value of Securities	102.58%
Liabilities Net of Receivables and Other Assets	(2.58%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
EOG Resources	0.94%
Toyota Motor	0.92%
Celgene	0.82%
Visa Class A	0.80%
QUALCOMM	0.77%
MasterCard Class A	0.74%
Aryzta	0.69%
Novartis	0.65%
Crown Castle International	0.63%
Adobe Systems	0.62%

Percentage
*Country/market	of net assets
Developed Markets	27.38%
Australia	1.25%
Belgium	0.21%
Bermuda	0.12%
Canada	1.16%
Cayman Islands	0.08%
Denmark	0.83%
Finland	0.12%
France	4.14%
Germany	1.98%
Hong Kong	0.89%
Ireland	0.12%
Israel	0.65%
Italy	0.71%
Japan	5.15%
Luxembourg	0.27%
Netherlands	0.84%
New Zealand	0.08%
Singapore	0.28%
Spain	0.21%
Sweden	0.81%
Switzerland	3.18%
United Kingdom	4.30%
Emerging Markets	9.69%
Argentina	0.05%
Brazil	1.52%
Chile	0.18%
China	1.60%
Colombia	0.15%
India	0.68%
Indonesia	0.07%
Jersey	0.04%
Malaysia	0.13%
Mexico	0.76%
Nigeria	0.01%
Panama	0.01%
Peru	0.07%
Poland	0.20%
Republic of Korea	2.03%
Russia	0.76%
South Africa	0.54%
Taiwan	0.52%
Thailand	0.27%
Turkey	0.07%
Venezuela	0.03%
Supranational	0.05%
U.S. Markets	59.69%
Total	96.81%

*Allocation includes all investments except for short-term investments.

(continues)       19

Security type/sector allocations,
top 10 equity holdings and country allocations

Delaware Foundation® Moderate Allocation Fund
As of September 30, 2013 (Unaudited)

Sector, country and region designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type/sector	of net assets
Common Stock	59.65%
U.S. Markets	33.35%
Consumer Discretionary	4.00%
Consumer Staples	2.47%
Energy	3.48%
Financials	6.15%
Healthcare	4.41%
Industrials	2.49%
Information Technology	7.49%
Materials	1.00%
Telecommunication Services	1.27%
Utilities	0.59%
Developed Markets	19.29%
Consumer Discretionary	3.14%
Consumer Staples	2.76%
Energy	1.08%
Financials	2.76%
Healthcare	2.86%
Industrials	3.46%
Information Technology	0.82%
Materials	1.68%
Telecommunication Services	0.58%
Utilities	0.15%
Emerging Markets	7.01%
Consumer Discretionary	0.26%
Consumer Staples	1.03%
Energy	1.19%
Financials	1.03%
Industrials	0.40%
Information Technology	1.27%
Materials	0.60%
Telecommunication Services	1.23%
Convertible Preferred Stock	0.36%
Exchange-Traded Funds	0.07%
Agency Asset-Back Securities	0.02%
Agency Collateralized Mortgage Obligations	0.36%
Agency Mortgage-Backed Securities	7.99%
Commercial Mortgage-Backed Securities	0.92%
Convertible Bonds	1.33%
Corporate Bonds	19.69%
Banking	2.66%
Basic Industry	1.66%
Brokerage	0.11%
Capital Goods	0.54%
Consumer Cyclical	1.11%
Consumer Non-Cyclical	1.23%
Energy	3.26%
Financials	0.83%
Insurance	0.82%
Media	0.61%
Real Estate	0.84%
Services	0.43%
Technology	1.34%
Telecommunications	1.77%
Transportation	0.32%
Utilities	2.16%
Municipal Bonds	0.42%
Non-Agency Asset-Backed Securities	0.49%
Non-Agency Collateralized Mortgage Obligations	0.10%
Regional Bonds	0.45%
Senior Secured Loans	3.08%
Sovereign Bonds	0.98%
Supranational Banks	0.12%
U.S. Treasury Obligations	1.10%
Preferred Stock	0.28%
Warrant	0.02%
Short-Term Investments	8.23%
Total Value of Securities	105.66%
Liabilities Net of Receivables and Other Assets	(5.66%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
EOG Resources	0.72%
Toyota Motor	0.70%
Celgene	0.62%
Visa Class A	0.61%
QUALCOMM	0.59%
MasterCard Class A	0.56%
Aryzta	0.52%
Novartis	0.49%
Crown Castle International	0.48%
Adobe Systems	0.48%

Percentage
*Country/market	of net assets
Developed Markets	24.41%
Australia	1.43%
Belgium	0.16%
Bermuda	0.27%
Canada	1.29%
Cayman Islands	0.52%
Denmark	0.63%
Finland	0.14%
France	3.53%
Germany	1.49%
Hong Kong	0.67%
Ireland	0.10%
Israel	0.50%
Italy	0.58%
Japan	3.91%
Luxembourg	0.68%
Netherlands	1.19%
New Zealand	0.07%
Singapore	0.28%
Spain	0.25%
Sweden	0.62%
Switzerland	2.47%
United Kingdom	3.63%
Emerging Markets	9.09%
Argentina	0.04%
Barbados	0.06%
Brazil	1.58%
Chile	0.14%
China	1.29%
Colombia	0.22%
Costa Rica	0.06%
India	0.58%
Indonesia	0.06%
Jamaica	0.07%
Jersey	0.10%
Kazakhstan	0.03%
Malaysia	0.11%
Mexico	0.77%
Nigeria	0.03%
Peru	0.14%
Poland	0.26%
Republic of Korea	1.64%
Russia	0.61%
South Africa	0.56%
Taiwan	0.37%
Thailand	0.26%
Turkey	0.05%
Venezuela	0.06%
Supranational	0.12%
U.S. Markets	63.81%
Total	97.43%

*Allocation includes all investments except for short-term investments.

(continues)       21

Security type/sector allocations,
top 10 equity holdings and country allocations

Delaware Foundation® Conservative Allocation Fund
As of September 30, 2013 (Unaudited)

Sector, country and region designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type/sector	of net assets
Common Stock	39.97%
U.S. Markets	22.56%
Consumer Discretionary	2.68%
Consumer Staples	1.73%
Energy	2.35%
Financials	4.21%
Healthcare	2.95%
Industrials	1.66%
Information Technology	5.05%
Materials	0.67%
Telecommunication Services	0.86%
Utilities	0.40%
Developed Markets	12.99%
Consumer Discretionary	2.11%
Consumer Staples	1.86%
Energy	0.73%
Financials	1.86%
Healthcare	1.93%
Industrials	2.32%
Information Technology	0.55%
Materials	1.13%
Telecommunication Services	0.40%
Utilities	0.10%
Emerging Markets	4.42%
Consumer Discretionary	0.17%
Consumer Staples	0.65%
Energy	0.74%
Financials	0.64%
Industrials	0.25%
Information Technology	0.82%
Materials	0.36%
Telecommunication Services	0.79%
Convertible Preferred Stock	0.51%
Exchange-Traded Funds	0.07%
Agency Collateralized Mortgage Obligations	0.56%
Agency Mortgage-Backed Securities	11.91%
Commercial Mortgage-Backed Securities	1.57%
Convertible Bonds	1.92%
Corporate Bonds	29.62%
Banking	3.44%
Basic Industry	2.36%
Brokerage	0.20%
Capital Goods	1.01%
Consumer Cyclical	2.01%
Consumer Non-Cyclical	2.38%
Energy	4.69%
Financials	1.13%
Insurance	1.24%
Media	0.90%
Real Estate	1.49%
Services	0.78%
Technology	1.60%
Telecommunications	2.72%
Transportation	0.59%
Utilities	3.08%
Municipal Bonds	0.52%
Non-Agency Asset-Backed Securities	0.83%
Non-Agency Collateralized Mortgage Obligations	0.09%
Regional Bonds	0.46%
Senior Secured Loans	4.21%
Sovereign Bonds	1.26%
Supranational Banks	0.12%
U.S. Treasury Obligations	2.08%
Preferred Stock	0.45%
Warrant	0.01%
Short-Term Investments	13.91%
Total Value of Securities	110.07%
Liabilities Net of Receivables and Other Assets	(10.07%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
EOG Resources	0.48%
Toyota Motor	0.47%
Celgene	0.42%
Visa Class A	0.41%
QUALCOMM	0.39%
MasterCard Class A	0.38%
Aryzta	0.35%
Novartis	0.33%
Crown Castle International	0.32%
Adobe Systems	0.32%

Percentage
*Country/market	of net assets
Developed Markets	19.29%
Australia	1.40%
Belgium	0.11%
Bermuda	0.36%
Canada	1.22%
Cayman Islands	0.73%
Denmark	0.42%
Finland	0.13%
France	2.81%
Germany	0.99%
Hong Kong	0.43%
Ireland	0.12%
Israel	0.33%
Italy	0.35%
Japan	2.62%
Luxembourg	1.03%
Netherlands	1.03%
New Zealand	0.07%
Singapore	0.11%
Spain	0.35%
Sweden	0.43%
Switzerland	1.62%
United Kingdom	2.63%
Emerging Markets	7.71%
Argentina	0.03%
Barbados	0.09%
Brazil	1.06%
British Virgin Islands	0.12%
Chile	0.21%
China	0.79%
Colombia	0.23%
India	0.46%
Indonesia	0.31%
Jamaica	0.15%
Jersey	0.13%
Kazakhstan	0.07%
Malaysia	0.08%
Mexico	0.81%
Netherlands Antilles	0.15%
Nigeria	0.03%
Panama	0.05%
Peru	0.17%
Poland	0.30%
Republic of Korea	1.15%
Russia	0.37%
South Africa	0.35%
Taiwan	0.22%
Thailand	0.27%
Turkey	0.03%
Venezuela	0.08%
Supranational	0.12%
U.S. Markets	69.04%
Total	96.16%

*Allocation includes all investments except for short-term investments.

Schedules of investments

Delaware Foundation® Growth Allocation Fund
September 30, 2013

		Number of	Value
		Shares	(U.S. $)
Common Stock – 78.63%
U.S. Markets – 43.93%
Consumer Discretionary – 5.23%
†	AFC Enterprises	1,065	$46,423
	Arcos Dorados Holdings	7,700	91,245
	BorgWarner	340	34,473
†	Buffalo Wild Wings	345	38,371
	Carnival	9,500	310,080
	CEC Entertainment	300	13,758
	Cheesecake Factory	705	30,985
	Cinemark Holdings	710	22,535
	Comcast Special Class	3,190	138,350
	DSW Class A	870	74,228
†	eBay	7,275	405,872
†	Express	1,395	32,908
	Ford Motor	6,160	103,919
†	Francesca’s Holdings	1,660	30,942
†	G-III Apparel Group	930	50,769
†	Iconix Brand Group	1,275	42,356
†	Jack in the Box	915	36,600
	Johnson Controls	9,700	402,550
†	Jos. A Bank Clothiers	780	34,289
	L Brands	7,275	444,503
†	Liberty Interactive Class A	22,875	536,876
	Lowe’s	8,700	414,207
	Macy’s	1,950	84,377
†	Madden (Steven)	1,115	60,020
	McDonald’s	1,220	117,376
	National CineMedia	1,495	28,196
	NIKE Class B	4,300	312,352
	Nordstrom	1,450	81,490
	Perry Ellis International	1,445	27,224
†	priceline.com	550	556,023
	Regal Entertainment Group
	Class A	2,090	39,668
†	Sally Beauty Holdings	6,300	164,808
†	SHFL Entertainment	395	9,085
	Starbucks	1,470	113,146
	Target	1,290	82,534
†	Tenneco	990	49,995
	Viacom Class B	690	57,670
			5,120,203
Consumer Staples – 3.27%
	Archer-Daniels-Midland	12,600	464,184
	Avon Products	5,800	119,480
	Casey’s General Stores	690	50,715
	Coca-Cola	1,040	39,395
	CVS Caremark	9,140	518,695
	General Mills	1,940	92,965
	J&J Snack Foods	390	31,481
	Kimberly-Clark	1,000	94,220
	Kraft Foods Group	7,633	400,275
	Mondelez International Class A	12,900	405,318
	PepsiCo	1,940	154,230
†	Prestige Brands Holdings	1,210	36,445
	Procter & Gamble	2,450	185,196
†	Susser Holdings	955	50,758
	Walgreen	10,325	555,485
			3,198,842
Energy – 4.58%
†	Bonanza Creek Energy	920	44,399
	Bristow Group	295	21,464
†	C&J Energy Services	975	19,578
†	Carrizo Oil & Gas	1,115	41,601
	Chevron	4,980	605,070
	ConocoPhillips	5,900	410,109
†	Diamondback Energy	375	15,990
	EOG Resources	5,450	922,576
	Exxon Mobil	1,870	160,895
	Halliburton	8,500	409,275
†	Jones Energy Class A	965	15,836
	Kinder Morgan	15,044	535,115
†	Kodiak Oil & Gas	3,535	42,632
	Marathon Oil	13,540	472,275
	National Oilwell Varco	830	64,831
	Occidental Petroleum	4,740	443,380
†	Pioneer Energy Services	3,070	23,056
†	RigNet	1,235	44,732
†	Rosetta Resources	685	37,305
	Schlumberger	1,740	153,746
			4,483,865
Financials – 8.14%
	AFLAC	1,620	100,424
	Allstate	8,300	419,565
	American Equity Investment
	Life Holding	2,250	47,745
	Ameriprise Financial	590	53,737
	AMERISAFE	605	21,484
	Apartment Investment &
	Management	1,275	35,624
	AvalonBay Communities	1,150	146,154
	Bank of New York Mellon	13,600	410,584
	BBCN Bancorp	2,100	28,896
	BlackRock	360	97,423
	Boston Properties	1,200	128,280
	Brandywine Realty Trust	1,975	26,031
	BRE Properties	1,000	50,760
	Bryn Mawr Bank	370	9,979
	Camden Property Trust	1,000	61,440
†	Capital Bank Financial	1,505	33,035
	Capital One Financial	1,580	108,609
	Cardinal Financial	2,050	33,887
	CBL & Associates Properties	1,975	37,723

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
	Citigroup	2,340	$113,513
	City Holding	800	34,592
	CME Group	4,000	295,520
	Colonial Properties Trust	1,100	24,739
	Corporate Office
	Properties Trust	2,100	48,510
	Cousins Properties	1,725	17,750
	DCT Industrial Trust	7,475	53,745
	DDR	3,675	57,734
	Dime Community Bancshares	1,780	29,637
	Duke Realty	2,675	41,302
	DuPont Fabros Technology	2,020	52,055
	EastGroup Properties	335	19,835
	EPR Properties	1,330	64,824
	Equity Lifestyle Properties	975	33,316
	Equity Residential	2,375	127,229
	Essex Property Trust	375	55,388
	Evercore Partners Class A	620	30,523
	Extra Space Storage	1,525	69,769
	Federal Realty Investment Trust	400	40,580
	First Industrial Realty Trust	2,600	42,302
	First Potomac Realty Trust	2,375	29,854
	Flushing Financial	1,770	32,657
	General Growth Properties	5,425	104,648
	Greenhill & Co	485	24,192
	HCP	1,100	45,045
	Health Care REIT	475	29,631
	Healthcare Realty Trust	1,975	45,642
	Healthcare Trust of America
	Class A	1,375	14,465
	Highwoods Properties	725	25,600
	Host Hotels & Resorts	9,800	173,166
@	Independent Bank	910	32,487
†	IntercontinentalExchange	2,645	479,856
	JPMorgan Chase	4,020	207,794
	Kilroy Realty	975	48,701
	Kimco Realty	3,725	75,171
	Kite Realty Group Trust	4,495	26,655
	LaSalle Hotel Properties	1,590	45,347
	Lexington Realty Trust	3,475	39,024
	Liberty Property Trust	2,000	71,200
	Macerich	1,150	64,906
	Marsh & McLennan	9,700	422,435
	National Retail Properties	2,245	71,436
	Park National	440	34,795
	Primerica	990	39,937
	Progressive	14,675	399,600
	ProLogis	4,225	158,945
	Prosperity Bancshares	745	46,071
	Prudential Financial	710	55,366
	PS Business Parks	400	29,848
	Public Storage	900	144,495
	Ramco-Gershenson
	Properties Trust	3,865	59,560
	Regency Centers	1,225	59,229
	RLJ Lodging Trust	1,575	36,997
	Simon Property Group	2,250	333,518
	SL Green Realty	600	53,304
	Sovran Self Storage	510	38,597
	State Street	1,090	71,668
†	Stifel Financial	830	34,213
†	Strategic Hotels & Resorts	3,450	29,946
	Summit Hotel Properties	1,500	13,785
	Sunstone Hotel Investors	1,325	16,881
	Susquehanna Bancshares	2,790	35,015
	Tanger Factory Outlet Centers	1,025	33,466
†	Texas Capital Bancshares	440	20,227
	Travelers	5,920	501,838
	United Fire Group	830	25,290
	Ventas	1,950	119,925
	Vornado Realty Trust	1,475	123,989
†	WageWorks	580	29,261
	Webster Financial	1,460	37,274
	Wells Fargo	3,660	151,231
†	Western Alliance Bancorp	1,315	24,893
			7,973,319
Healthcare – 5.80%
	Abbott Laboratories	1,640	54,432
	AbbVie	1,640	73,357
†	Acorda Therapeutics	1,110	38,051
	Air Methods	1,215	51,759
†	Align Technology	1,235	59,428
†	Alkermes	970	32,611
	Allergan	5,090	460,391
†	Auxilium Pharmaceuticals	1,295	23,608
	Baxter International	5,800	381,002
	Cardinal Health	7,900	411,985
†	Celgene	5,210	801,975
†	Cepheid	610	23,814
	Conmed	1,000	33,990
	CryoLife	2,435	17,045
†	Express Scripts	1,800	111,204
†	Gilead Sciences	2,390	150,188
†	Greenway Medical Technologies	1,215	25,090
†	Haemonetics	890	35,493
†	ICON	1,175	48,093
†	Incyte	960	36,624
†	InterMune	2,260	34,736
	Johnson & Johnson	4,960	429,982
	LTC Properties	700	26,586
	Merck	12,050	573,701
†	Merit Medical Systems	1,393	16,897
	Perrigo	1,950	240,591

(continues)       25

Schedules of investments

Delaware Foundation® Growth Allocation Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Healthcare (continued)
	Pfizer	20,568	$590,507
	Quest Diagnostics	6,700	413,993
†	Quidel	1,360	38,624
	Spectrum Pharmaceuticals	2,510	21,059
	Thermo Fisher Scientific	1,150	105,973
	UnitedHealth Group	1,770	126,750
†	Vertex Pharmaceuticals	950	72,029
†	WellCare Health Plans	515	35,916
	West Pharmaceutical Services	1,180	48,557
	Zoetis	1,230	38,278
			5,684,319
Industrials – 3.30%
	AAON	2,052	54,501
	Acuity Brands	655	60,273
	Applied Industrial Technologies	955	49,183
	Barnes Group	1,240	43,301
	Caterpillar	350	29,180
†	Chart Industries	75	9,228
†	Columbus McKinnon	1,495	35,925
†	Cross Country Healthcare	2,465	14,938
	Cummins	380	50,491
	Deere	460	37,439
	Eaton	990	68,152
	ESCO Technologies	690	22,929
†	Esterline Technologies	215	17,176
	FedEx	690	78,736
†	FTI Consulting	1,050	39,690
	General Electric	5,650	134,979
	Granite Construction	1,075	32,895
	Honeywell International	1,510	125,390
	Hunt (J.B.) Transport Services	750	54,698
	Kadant	1,080	36,277
†	KEYW Holding	3,105	41,762
	Kforce	2,755	48,736
	Lockheed Martin	600	76,530
	McGrath RentCorp	690	24,633
†	MYR Group	1,340	32,562
	Nielsen Holdings	1,380	50,301
	Northrop Grumman	4,400	419,144
	Raytheon	5,400	416,178
	Republic Services	1,290	43,034
†	Rexford Industrial Realty	700	9,457
†	Roadrunner Transportation Systems	1,070	30,217
	Rockwell Collins	400	27,144
†	Tetra Tech	1,145	29,644
†	Titan Machinery	1,000	16,070
	Towers Watson Class A	450	48,132
	Triumph Group	950	66,709
	Union Pacific	770	119,612
	United Stationers	1,135	49,373
	United Technologies	1,400	150,948
	URS	1,200	64,500
	US Ecology	1,010	30,431
	Waste Management	9,800	404,152
†	XPO Logistics	1,615	34,997
			3,229,647
Information Technology – 9.79%
†	Accelrys	3,275	32,292
	Accenture Class A	1,340	98,678
†	Adobe Systems	11,775	611,594
†	Amkor Technology	5,340	22,909
†	Anixter International	465	40,762
	Apple	1,050	500,588
†	Applied Micro Circuits	3,580	46,182
	Avago Technologies	1,830	78,910
†	Brightcove	2,815	31,669
	Broadcom Class A	15,700	408,357
†	ChannelAdvisor	705	25,824
	Cisco Systems	19,300	452,006
†	Citrix Systems	590	41,660
	EMC	4,870	124,477
†	EPAM Systems	770	26,565
†	ExlService Holdings	585	16,661
†	FARO Technologies	965	40,694
†	Fortinet	3,360	68,074
†	Google Class A	690	604,378
†	inContact	3,805	31,467
	Intel	21,380	490,030
	International Business Machines	510	94,442
†	InterXion Holding	1,190	26,466
	Intuit	5,875	389,571
	j2 Global	875	43,330
†	Liquidity Services	770	25,841
	MasterCard Class A	1,070	719,875
	Microsoft	16,895	562,772
	Motorola Solutions	6,871	408,000
†	NETGEAR	670	20,676
	Plantronics	640	29,472
†	Proofpoint	1,645	52,837
	QUALCOMM	11,170	752,411
†	Rocket Fuel	340	18,272
†	Rofin-Sinar Technologies	1,175	28,447
†	Salesforce.com	1,170	60,735
†	SciQuest	1,075	24,145
†	Semtech	1,320	39,587
†	Shutterfly	730	40,792
†	SS&C Technologies Holdings	850	32,385
†	Synaptics	820	36,310
†	TeleTech Holdings	1,635	41,022
†	Teradata	5,575	309,078
	Texas Instruments	1,860	74,902

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology (continued)
† Trulia	715	$33,626
† VeriFone Systems	4,400	100,584
† VeriSign	5,675	288,801
Visa Class A	4,100	783,510
Xerox	40,100	412,629
† Yahoo	10,400	344,864
		9,589,159
Materials – 1.31%
Axiall	860	32,499
Boise	3,145	39,627
† Boise Cascade	580	15,631
Cabot	1,455	62,143
Celanese Class A	1,330	70,211
† Chemtura	1,360	31,266
duPont (E.I.) deNemours	8,580	502,445
Eastman Chemical	870	67,773
† Fibria Celulose ADR	10,797	124,381
Innophos Holdings	515	27,182
International Paper	960	43,008
Kaiser Aluminum	465	33,131
Koppers Holdings	245	10,449
Materion	935	29,976
MeadWestvaco	1,370	52,581
Neenah Paper	955	37,541
Sociedad Quimica y Minera de
Chile ADR	1,800	54,990
Stepan	380	21,937
US Silica Holdings	1,125	28,013
		1,284,784
Telecommunication Services – 1.71%
American Tower	950	70,424
AT&T	16,540	559,383
Atlantic Tele-Network	440	22,937
† Crown Castle International	8,450	617,104
Verizon Communications	8,600	401,276
		1,671,124
Utilities – 0.80%
APA Group	10,800	60,180
Cleco	820	36,769
Edison International	9,690	446,321
MDU Resources Group	2,180	60,975
NorthWestern	620	27,850
OGE Energy	1,950	70,376
Sempra Energy	680	58,208
UIL Holdings	590	21,936
		782,615
Total U.S. Markets (cost $28,176,352)		43,017,877

§Developed Markets – 25.49%
Consumer Discretionary – 4.13%
Adidas	985	106,845
Bayerische Motoren Werke	3,528	379,416
Benesse Holdings	1,700	61,838
Cie Financiere Richemont
Class A	835	83,659
Denso	1,800	84,468
Don Quijote	2,000	125,372
Hennes & Mauritz Class B	1,510	65,604
Honda Motor	3,100	118,503
Inditex	775	119,546
Kering	968	216,930
LVMH Moet Hennessy
Louis Vuitton	385	75,870
NHK Spring	6,800	69,866
Nitori Holdings	3,721	340,787
Publicis Groupe	4,864	386,922
Shimamura	700	69,703
Shimano	800	71,552
Sky City Entertainment Group	19,000	63,278
Suzuki Motor	3,300	79,544
Techtronic Industries	67,500	175,960
Toyota Motor	13,986	897,119
USS	5,400	78,196
WPP	4,100	84,255
Yue Yuen Industrial Holdings	104,500	291,730
		4,046,963
Consumer Staples – 3.65%
Anheuser-Busch InBev	1,355	134,413
† Aryzta	10,104	675,280
British American Tobacco	3,320	174,729
Carlsberg Class B	3,659	377,100
Compass Group	7,350	101,106
Danone	760	57,223
Diageo	5,300	168,473
Heineken	1,200	85,016
Japan Tobacco	3,000	108,160
Kao	2,800	87,450
Koninklijke Ahold	3,700	64,103
L’Oreal	700	120,153
Nestle	5,475	381,773
Nippon Meat Packers	4,000	57,417
Reckitt Benckiser Group	1,765	129,048
SABMiller	1,185	60,272
Tesco	60,468	351,532
Unilever	2,215	86,120
Unilever CVA	2,460	93,890
Wesfarmers	1,550	59,552
WM Morrison Supermarkets	16,900	76,624
Woolworths	3,870	126,478
		3,575,912

(continues)       27

Schedules of investments

Delaware Foundation® Growth Allocation Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Energy – 1.46%
	AMEC	4,000	$69,493
	BG Group	4,950	94,494
†	CGG	2,675	61,664
†	Lundin Petroleum	3,050	65,672
	Saipem	16,791	364,727
	Subsea 7	11,633	241,822
	Total	5,467	316,883
	Transocean	4,700	209,150
			1,423,905
Financials – 3.65%
	AEON Financial Service	2,300	72,455
	AIA Group	15,800	74,348
	AXA	18,132	420,822
	Baloise Holding	570	63,046
†	Bank Leumi Le-Israel BM	17,700	65,797
	City Developments	6,000	49,181
	Commonwealth
	Bank of Australia	1,630	108,342
†	Credit Agricole	5,600	61,749
	Daito Trust Construction	800	80,067
	Maiden Holdings	2,230	26,336
	Man Group	48,000	65,134
	Mitsubishi UFJ Financial Group	74,214	476,084
	Muenchener Rueckversicherungs	495	96,763
	Nomura Holdings	9,600	75,096
	Nordea Bank	35,997	434,379
	OCBC Bank	10,000	82,181
	Prudential	4,100	76,277
	QBE Insurance Group	5,700	78,069
	SCOR SE	1,715	56,837
	Seven Bank	17,800	59,634
	Sony Financial Holdings	4,400	80,846
	Standard Chartered	18,399	440,798
=	Tokyu Land	7,000	72,468
†	UBS	6,170	126,450
	UniCredit	51,994	332,025
			3,575,184
Healthcare – 3.78%
	Bayer	1,720	202,841
	CSL	1,950	116,404
	Dainippon Sumitomo Pharma	4,600	62,869
	Fresenius	695	86,332
	GlaxoSmithKline	9,870	248,159
	Meda Class A	3,481	41,872
	Miraca Holdings	1,400	62,575
	Novartis	8,270	636,078
	Novo Nordisk ADR	1,900	321,518
	Novo Nordisk Class B	655	110,932
	Roche Holding	1,420	383,199
	Sanofi	4,355	441,061
	Shire	2,250	90,011
	Smith & Nephew	5,800	72,361
	Stada Arzneimittel	6,403	324,690
	Teva Pharmaceutical
	Industries ADR	13,200	498,696
			3,699,598
Industrials – 4.57%
†	ABB	6,000	141,708
	Aggreko	3,060	79,407
	Alstom	6,091	216,781
†	CNH Industrial	6,065	77,784
	Cobham	14,700	68,350
†	Deutsche Lufthansa	4,030	78,618
	Deutsche Post	13,951	462,727
	East Japan Railway	3,203	276,078
	Elbit Systems	1,420	76,622
	European Aeronautic
	Defence & Space	1,800	114,700
	IHI	14,000	59,207
	ITOCHU	32,873	405,010
	Kone Class B	875	78,157
	Koninklijke Philips Electronics	10,720	345,838
	Mitsubishi Electric	10,000	105,530
	Rexam	37,105	289,144
	Rolls-Royce Holdings	6,500	116,947
	Sandvik	6,250	86,325
	Schindler Holding	510	76,628
	Schneider Electric	1,630	137,927
	Singapore Airlines	8,000	66,619
	Sodexo	855	79,777
	Swire Pacific Class A	5,000	59,977
	Teleperformance	6,708	324,339
	Travis Perkins	2,760	73,735
	Vinci	6,727	391,622
	Volvo Class B	6,550	98,151
	Yamato Holdings	3,700	83,571
			4,471,279
Information Technology – 1.08%
	ASM Pacific Technology	4,550	46,221
	ASML Holding	1,175	116,061
†	CGI Group Class A	16,548	580,758
	Computershare	7,800	72,261
	SAP	1,400	103,537
	Seiko Epson	4,200	69,354
	Trend Micro	1,900	71,008
			1,059,200
Materials – 2.21%
	Air Liquide	910	126,797
†	Alumina	64,000	61,164
	Anglo American ADR	3,000	36,874

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Materials (continued)
	AuRico Gold	22,913	$87,421
	BHP Billiton Limited	5,610	186,680
	Givaudan	64	93,536
	Holcim	1,160	86,482
	Johnson Matthey	1,650	74,977
	Lafarge	4,519	315,319
	Rio Tinto	7,424	362,388
	Salzgitter AG	1,625	67,500
	Shin-Etsu Chemical	1,500	92,044
	Syngenta	140	57,216
	Syngenta ADR	3,425	278,453
	Umicore	1,460	70,896
	Yamana Gold	15,717	163,418
			2,161,165
Telecommunication Services – 0.77%
	BT Group	12,400	68,656
	KDDI	8,608	442,410
	Softbank	1,300	90,291
	Vodafone Group	44,055	154,625
			755,982
Utilities – 0.19%
	National Grid	10,781	127,352
†	Shikoku Electric Power	3,600	61,327
			188,679
Total Developed Markets
	(cost $19,451,707)		24,957,867

XEmerging Markets – 9.21%
Consumer Discretionary – 0.32%
	Grupo Televisa ADR	7,100	198,445
	Hyundai Motor	250	58,336
	Mahindra & Mahindra	4,011	53,072
			309,853
Consumer Staples – 1.37%
	Brasil Foods ADR	8,400	206,052
	China Mengniu Dairy	36,000	161,486
	Cia Brasileira de Distribuicao
	Grupo Pao de Acucar ADR	2,000	92,040
	Fomento Economico
	Mexicano ADR	1,075	104,372
	Hypermarcas	21,200	170,266
@	Lotte Chilsung Beverage	88	138,944
@	Lotte Confectionery	59	93,618
	Tingyi Cayman Islands Holding	26,245	69,614
	Tsingtao Brewery	9,202	70,069
@	Uni-President China Holdings	64,000	63,817
	United Spirits	2,296	92,956
	Wal-Mart de Mexico Class V	29,281	76,639
			1,339,873
Energy – 1.51%
	Cairn India	12,117	61,767
	China Petroleum & Chemical	72,000	56,438
	CNOOC ADR	400	80,720
	Gazprom ADR	14,400	126,620
	LUKOIL ADR	2,200	139,832
	PetroChina ADR	625	68,719
	Petroleo Brasileiro ADR	15,575	241,257
	Polski Koncern Naftowy Orlen	4,106	58,062
	PTT	8,968	90,583
#@	Reliance Industries GDR 144A	10,786	282,837
	Rosneft Oil GDR	13,210	106,811
	Sasol ADR	1,500	71,685
	Tambang Batubara Bukit
	Asam Persero	48,000	52,871
	YPF ADR	2,200	44,286
			1,482,488
Financials – 1.34%
	Banco Santander Brasil ADR	11,910	82,775
	Bangkok Bank	13,473	84,463
	China Construction Bank	108,933	83,951
#=†	Etalon Group GDR 144A	6,500	31,460
	ICICI Bank ADR	2,500	76,200
	Industrial & Commercial Bank
	of China	212,600	148,598
	Itau Unibanco Holding ADR	6,320	89,238
	KB Financial Group ADR	5,493	192,365
	Powszechna Kasa
	Oszczednosci Bank Polski	4,009	47,620
	Samsung Life Insurance	1,000	97,271
=	Sberbank	53,303	160,982
	Standard Bank Group	9,326	111,257
	UEM Sunrise	139,263	109,039
			1,315,219
Industrials – 0.52%
	All America Latina Logistica	8,981	35,660
†	Empresas ICA SAB de CV ADR	7,500	64,050
†	Gol Linhas Aereas Inteligentes ADR	9,000	44,010
@	KCC	496	208,468
	Remgro	3,665	70,758
	Santos Brasil Participacoes	3,800	44,527
	Siam Cement	3,247	44,303
			511,776
Information Technology – 1.78%
†	Baidu ADR	2,000	310,360
†	FIH Mobile	100,000	61,996
	Hon Hai Precision Industry	65,973	169,343
†	LG Display ADR	6,200	73,966
	LG Electronics	1,084	71,839
	Samsung Electronics	393	499,961

(continues)       29

Schedules of investments

Delaware Foundation® Growth Allocation Fund

			Number of	Value
			Shares	(U.S. $)
Common Stock (continued)
XEmerging Markets (continued)
Information Technology (continued)
†	SINA		1,300	$105,521
†	Sohu.com		2,000	157,660
	Taiwan Semiconductor
	Manufacturing		38,074	129,674
	Taiwan Semiconductor
	Manufacturing ADR		3,700	62,752
	United Microelectronics		145,000	62,045
†	WNS Holdings ADR		1,715	36,392
				1,741,509
Materials – 0.76%
†	Anglo American Platinum		1,055	45,765
†	ArcelorMittal South Africa		5,945	20,906
†	Braskem ADR		5,400	86,130
†	Cemex ADR		13,847	154,809
†	Cemex Latum Holdings		14,456	113,422
@	Gerdau		5,300	33,001
	Gerdau ADR		3,900	29,094
	Impala Platinum Holdings		2,228	27,489
	Siam Cement NVDR		3,000	40,933
	Ultratech Cement		2,090	60,468
	Vale ADR		8,550	133,466
				745,483
Telecommunication Services – 1.61%
	America Movil ADR		3,600	71,316
	China Mobile ADR		2,150	121,325
	China Telecom		156,000	77,034
	China Unicom Hong Kong ADR		9,919	152,951
	Chunghwa Telecom ADR		2,580	81,476
	KT ADR		8,700	145,899
	MegaFon GDR		3,500	123,182
†	Mobile Telesystems ADR		2,700	60,102
	MTN Group		4,205	82,053
	SK Telecom ADR		16,500	374,550
	Telefonica Brasil ADR		3,680	82,579
@	Tim Participacoes ADR		2,400	56,568
†	Turkcell Iletisim Hizmetleri ADR		4,650	68,588
	Vodacom Group		6,001	74,387
				1,572,010

Utilities – 0.00%
†	Enel OGK-5 GDR		100	172
				172
Total Emerging Markets
	(cost $7,954,644)			9,018,383
Total Common Stock
	(cost $55,582,703)			76,994,127

Convertible Preferred Stock – 0.16%
	ArcelorMittal 6.00% exercise price
	$20.61, expiration date 12/21/15		325	7,074
	Bank of America
	7.25% exercise price $50.00,
	expiration date 12/31/49		5	5,383
	#Chesapeake Energy 144A
	5.75% exercise price $27.83,
	expiration date 12/31/49		6	6,634
	Cliffs Natural Resources
	7.00% exercise price $35.53,
	expiration date 2/1/16		525	10,379
	Dominion Resources
	6.00% exercise price $65.27,
	expiration date 7/1/16		75	4,009
	6.125% exercise price $65.27,
	expiration date 4/1/16		75	4,001
	Goodyear Tire & Rubber
	5.875% exercise price $18.21,
	expiration date 3/31/14		250	15,977
	Halcon Resources
	5.75% exercise price $6.16,
	expiration date 12/31/49		8	7,920
	HealthSouth
	6.50% exercise price $30.50,
	expiration date 12/31/49		17	22,083
	Huntington Bancshares
	8.50% exercise price $11.95,
	expiration date 12/31/49		8	9,920
	Intelsat 5.75% exercise price
	$22.05, expiration date 5/1/16		243	14,840
	MetLife 5.00% exercise price
	$44.27, expiration date 3/26/14		450	12,897
	SandRidge Energy
	8.50% exercise price $8.01,
	expiration date 12/31/49		142	14,264
	Wells Fargo
	7.50% exercise price $156.71,
	expiration date 12/31/49		20	22,750
Total Convertible Preferred Stock
	(cost $148,741)			158,131

Exchange-Traded Funds – 0.20%
	iShares MSCI EAFE Growth Index		1,100	74,943
	Vanguard FTSE Developed Markets		3,000	118,740
Total Exchange-Traded Funds
	(cost $186,793)			193,683

		Principal
		Amount°
Agency Collateralized Mortgage Obligations – 0.32%
	Fannie Mae REMICs
	Series 1996-46 ZA
	7.50% 11/25/26	USD	631	727
	Series 2003-26 AT
	5.00% 11/25/32		12,298	12,890
	Series 2003-32 PH
	5.50% 3/25/32		2,254	2,271
	Series 2010-29 PA
	4.50% 10/25/38		17,807	18,314

		Principal	Value
		Amount°	(U.S. $)
Agency Collateralized Mortgage Obligations (continued)
	Fannie Mae REMICs (continued)
	Series 2010-41 PN
	4.50% 4/25/40	USD 20,000	$21,632
	•~Series 2012-122 SD
	5.921% 11/25/42	95,754	20,651
	•~Series 2012-124 SD
	5.971% 11/25/42	95,741	22,114
	~Series 2013-26 ID
	3.00% 4/25/33	97,174	17,236
	~Series 2013-38 AI
	3.00% 4/25/33	96,182	15,718
	~Series 2013-44 DI
	3.00% 5/25/33	107,448	19,035
	Freddie Mac REMICs
	Series 2512 PG
	5.50% 10/15/22	42,402	46,664
	Series 4065 DE
	3.00% 6/15/32	5,000	4,854
	•~Series 4148 SA
	5.918% 12/15/42	96,602	19,856
	~Series 4185 LI
	3.00% 3/15/33	96,696	17,135
	GNMA
	Series 2010-113 KE
	4.50% 9/20/40	50,000	54,242
	NCUA Guaranteed Notes Trust
	Series 2010-C1 A2
	2.90% 10/29/20	20,000	20,774
Total Agency Collateralized Mortgage
	Obligations (cost $315,572)		314,113

Agency Mortgage-Backed Securities – 3.63%
	Fannie Mae S.F. 15 yr
	2.50% 7/1/27	2,436	2,453
	2.50% 2/1/28	42,511	42,814
	2.50% 5/1/28	4,861	4,895
	3.00% 11/1/27	3,654	3,789
	3.50% 7/1/26	14,478	15,291
	4.00% 11/1/25	30,854	33,016
	5.50% 7/1/22	9,128	9,913
	Fannie Mae S.F. 15 yr TBA
	2.50% 10/1/28	407,000	409,289
	2.50% 11/1/28	372,000	373,279
	3.00% 10/1/28	174,000	180,144
	3.00% 11/1/28	336,000	346,920
	3.50% 10/1/28	33,000	34,820
	3.50% 11/1/28	124,000	130,413
	Fannie Mae S.F. 20 yr
	3.00% 8/1/33	5,954	5,958
	3.00% 9/1/33	10,958	10,966
	3.50% 4/1/33	1,936	2,006
	5.00% 11/1/23	1,056	1,144
	5.50% 8/1/28	7,491	8,183
	5.50% 12/1/29	1,932	2,111
	Fannie Mae S.F. 30 yr
	3.50% 6/1/43	4,926	5,021
	4.00% 11/1/40	5,257	5,520
	4.00% 1/1/41	24,131	25,332
	4.00% 9/1/41	3,325	3,489
	4.00% 3/1/42	21,171	22,213
	4.00% 1/1/43	82,493	86,565
	4.50% 7/1/36	4,109	4,388
	4.50% 11/1/40	12,224	13,064
	4.50% 2/1/41	6,147	6,572
	4.50% 3/1/41	25,968	27,767
	4.50% 5/1/41	11,244	12,051
	4.50% 10/1/41	14,222	15,220
	5.00% 2/1/35	9,911	10,766
	5.50% 1/1/38	9,995	10,914
	6.50% 2/1/36	4,480	4,991
	Fannie Mae S.F. 30 yr TBA
	3.00% 10/1/43	185,000	180,722
	3.00% 11/1/43	703,000	684,766
	3.50% 10/1/43	105,000	106,887
	3.50% 11/1/43	178,000	180,614
	4.00% 10/1/43	20,000	20,978
	4.00% 11/1/43	28,000	29,273
	4.50% 11/1/43	296,000	315,240
	5.50% 11/1/43	46,000	50,068
	Freddie Mac
	4.50% 1/1/41	19,281	20,316
	Freddie Mac S.F. 30 yr
	3.00% 11/1/42	13,585	13,245
	4.00% 10/1/40	13,464	14,073
	4.00% 11/1/40	9,679	10,116
	4.50% 10/1/39	17,636	18,769
	4.50% 10/1/43	5,000	5,324
	Freddie Mac S.F. 30 yr
	6.00% 8/1/38	30,256	32,982
Total Agency Mortgage-Backed
	Securities (cost $3,486,919)		3,554,650

Commercial Mortgage-Backed Securities – 0.44%
	Bear Stearns Commercial
	Mortgage Securities
	Series 2004-PWR4 A3
	5.468% 6/11/41	25,565	26,095
	•Series 2005-PW10 A4
	5.405% 12/11/40	25,000	26,701
	•Series 2006-PW12 A4
	5.856% 9/11/38	40,000	43,963
t•	Commercial Mortgage Pass
	Through Certificates
	Series 2013-CR8 A5
	3.612% 6/10/46	20,000	19,909

(continues)       31

Schedules of investments

Delaware Foundation® Growth Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Commercial Mortgage-Backed Securities (continued)
#•	FREMF Mortgage Trust
	Series 2012-K21 B 144A
	4.072% 7/25/45	USD	15,000	$13,944
	Goldman Sachs Mortgage
	Securities II
	•Series 2004-GG2 A6
	5.396% 8/10/38		41,761	42,576
	Series 2005-GG4 A4A
	4.751% 7/10/39		20,000	20,883
	JPMorgan Chase Commercial
	Mortgage Securities
	•Series 2005-LDP5 A4
	5.368% 12/15/44		115,000	123,251
	Series 2006-LDP8 AM
	5.44% 5/15/45		25,000	27,420
	Series 2011-C5 A3
	4.171% 8/15/46		20,000	21,063
	Lehman Brothers UBS
	Commercial Mortgage Trust
	Series 2004-C1 A4
	4.568% 1/15/31		7,956	8,048
	•Series 2005-C3 B
	4.895% 7/15/40		10,000	10,334
•	Morgan Stanley Capital I Trust
	Series 2007-T27 A4
	5.815% 6/13/42		5,000	5,649
	WF-RBS Commercial
	Mortgage Trust
	Series 2012-C9 A3
	2.87% 11/15/45		15,000	14,123
	Series 2013-C14 A5
	3.337% 6/15/46		25,000	24,216
Total Commercial Mortgage-Backed
	Securities (cost $422,195)			428,175

Convertible Bonds – 0.56%
	Advanced Micro Devices 6.00%
	exercise price $28.08,
	expiration date 4/30/15		13,000	13,536
#	Alaska Communications Systems
	Group 144A 6.25%
	exercise price $10.28,
	expiration date 4/27/18		18,000	15,593
	Alere 3.00% exercise price $43.98,
	expiration date 5/15/16		13,000	13,772
	Ares Capital 5.75%
	exercise price $19.13,
	expiration date 2/1/16		12,000	12,945
Φ	ArvinMeritor 4.00%
	exercise price $26.73,
	expiration date 2/12/27		28,000	25,725
	BGC Partners 4.50%
	exercise price $9.84,
	expiration date 7/13/16		15,000	15,469
	Chesapeake Energy
	2.25% exercise price $85.61,
	expiration date 12/14/38		10,000	9,175
	2.50% exercise price $50.90,
	expiration date 5/15/37		9,000	8,888
#	Ciena 144A 3.75%
	exercise price $20.17,
	expiration date 10/15/18		7,000	10,347
#	Clearwire Communications 144A
	8.25% exercise price $7.08,
	expiration date 11/30/40		10,000	11,125
	Dendreon 2.875%
	exercise price $51.24,
	expiration date 1/13/16		11,000	7,040
	Equinix 4.75%
	exercise price $84.32,
	expiration date 6/13/16		4,000	9,000
Φ	General Cable 4.50%
	exercise price $36.34,
	expiration date 11/15/29		15,000	16,997
	Gilead Sciences 1.625%
	exercise price $22.71,
	expiration date 5/1/16		4,000	11,083
	Helix Energy Solutions Group 3.25%
	exercise price $25.02,
	expiration date 3/12/32		10,000	13,369
Φ	Hologic 2.00%
	exercise price $31.17,
	expiration date 2/27/42		12,000	12,090
#	Illumina 144A 0.25%
	exercise price $83.55,
	expiration date 3/11/16		6,000	6,863
	Intel 3.25%
	exercise price $21.94,
	expiration date 8/1/39		6,000	7,440
	Jefferies Group 3.875%
	exercise price $45.62,
	expiration date 10/31/29		12,000	12,623
	L-3 Communications Holdings
	3.00% exercise price $90.24,
	expiration date 8/1/35		9,000	9,844
	Leap Wireless International 4.50%
	exercise price $93.21,
	expiration date 7/10/14		23,000	23,518
#	Liberty Interactive 144A
	0.75% exercise price $1,000.00,
	expiration date 3/30/43		15,000	17,006
	1.00% exercise price $74.31,
	expiration date 9/28/43		8,000	8,235
	Linear Technology 3.00%
	exercise price $41.46,
	expiration date 4/30/27		11,000	11,736
	Live Nation Entertainment 2.875%
	exercise price $27.14,
	expiration date 7/14/27		9,000	9,219

		Principal		Value
		Amount°		(U.S. $)
Convertible Bonds (continued)
	MGM Resorts International 4.25%
	exercise price $18.58,
	expiration date 4/10/15	USD	13,000	$16,583
	Mylan 3.75% exercise price $13.32,
	expiration date 9/15/15		4,000	11,613
	Nuance Communications 2.75%
	exercise price $32.30,
	expiration date 11/1/31		15,000	15,234
	NuVasive 2.75%
	exercise price $42.13,
	expiration date 6/30/17		27,000	26,460
#	Opko Health 144A 3.00%
	exercise price $7.07,
	expiration date 1/28/33		5,000	6,450
#	Owens-Brockway Glass
	Container 144A 3.00%
	exercise price $47.47,
	expiration date 5/28/15		12,000	12,473
	Peabody Energy 4.75%
	exercise price $57.95,
	expiration date 12/15/41		17,000	13,728
	PHH 4.00%
	exercise price $25.80,
	expiration date 8/27/14		11,000	12,011
	Rovi 2.625%
	exercise price $47.36,
	expiration date 2/10/40		8,000	8,080
#	Ryman Hospitality Properties
	144A 3.75%
	exercise price $21.64,
	expiration date 9/29/14		6,000	9,698
	SanDisk 1.50%
	exercise price $52.17,
	expiration date 8/11/17		17,000	22,568
	SBA Communications 4.00%
	exercise price $30.38,
	expiration date 9/29/14		3,000	7,993
	Steel Dynamics 5.125%
	exercise price $17.17,
	expiration date 6/15/14		4,000	4,380
	TIBCO Software 2.25%
	exercise price $50.57,
	expiration date 4/30/32		22,000	22,454
	Titan Machinery 3.75%
	exercise price $43.17,
	expiration date 4/30/19		9,000	8,044
#	Vantage Drilling 144A 5.50%
	exercise price $2.39,
	expiration date 7/15/43		17,000	18,073
•	Vector Group 2.50%
	exercise price $17.62,
	expiration date 1/14/19		4,000	4,789
	VeriSign 3.25%
	exercise price $34.37,
	expiration date 8/15/37		8,000	12,560
#	WellPoint 144A 2.75%
	exercise price $75.31,
	expiration date 10/15/42		5,000	6,391
Total Convertible Bonds
	(cost $483,252)			552,220

Corporate Bonds – 8.70%
Banking – 1.09%
	Abbey National Treasury Services
	3.05% 8/23/18		30,000	30,512
	Bank of America
	3.875% 3/22/17		25,000	26,611
	4.10% 7/24/23		15,000	14,937
	•5.20% 12/29/49		30,000	26,400
•	Bank of New York Mellon
	4.50% 12/31/49		20,000	17,350
	BB&T 5.25% 11/1/19		90,000	100,988
#	BBVA Banco Continental 144A
	3.25% 4/8/18		25,000	24,500
	Citigroup
	5.50% 9/13/25		20,000	20,614
	6.25% 6/29/17	NZD	15,000	12,893
	City National 5.25% 9/15/20	USD	35,000	37,733
•	Fifth Third Bank 5.10% 12/31/49		35,000	30,538
•	Fifth Third Capital Trust IV
	6.50% 4/15/37		35,000	34,956
#•	HBOS Capital Funding 144A
	6.071% 6/29/49		45,000	44,269
	HSBC Holdings 4.00% 3/30/22		35,000	35,677
	JPMorgan Chase
	4.25% 11/2/18	NZD	35,000	27,605
	5.625% 8/16/43	USD	50,000	49,840
	•6.00% 12/29/49		40,000	37,700
	Morgan Stanley
	4.10% 5/22/23		50,000	46,727
	7.60% 8/8/17	NZD	22,000	19,396
•	PNC Financial Services Group
	4.85% 5/29/49	USD	10,000	8,625
	PNC Funding
	5.125% 2/8/20	135,000		150,371
	5.625% 2/1/17		37,000	41,278
	Regions Financial 2.00% 5/15/18		25,000	24,293
	Santander Holdings USA
	3.45% 8/27/18		15,000	15,336
	State Street 3.10% 5/15/23		30,000	28,039
	SVB Financial Group
	5.375% 9/15/20		35,000	38,633
•	USB Capital IX 3.50% 10/29/49		60,000	46,200
	Wachovia
	•0.638% 10/15/16		15,000	14,841
	5.25% 8/1/14		10,000	10,386
	Wells Fargo 4.125% 8/15/23		15,000	14,717

(continues)       33

Schedules of investments

Delaware Foundation® Growth Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
	Zions Bancorp
	4.50% 3/27/17	USD	5,000	$5,254
	4.50% 6/13/23		20,000	19,871
	7.75% 9/23/14		5,000	5,304
				1,062,394
Basic Industry – 0.70%
	AK Steel 7.625% 5/15/20		10,000	8,450
	ArcelorMittal 10.35% 6/1/19		30,000	37,050
	Barrick Gold 4.10% 5/1/23		15,000	13,234
	BHP Billiton Finance USA
	5.00% 9/30/43		20,000	20,449
	CF Industries
	6.875% 5/1/18		40,000	47,042
	7.125% 5/1/20		22,000	25,827
	Dow Chemical 8.55% 5/15/19		98,000	125,132
#	FMG Resources August 2006 144A
	6.875% 4/1/22		26,000	26,130
#	Freeport-McMoRan Copper & Gold
	144A 3.875% 3/15/23		20,000	18,475
	Georgia-Pacific 8.00% 1/15/24		50,000	64,408
#	Glencore Funding 144A
	2.50% 1/15/19		25,000	23,463
	Headwaters 7.625% 4/1/19		15,000	15,825
	International Paper
	6.00% 11/15/41		35,000	37,536
	7.50% 8/15/21		5,000	6,162
	Mohawk Industries
	6.375% 1/15/16		9,000	9,934
	Norcraft 10.50% 12/15/15		10,000	10,388
	Nortek 8.50% 4/15/21		15,000	16,388
	Novelis 8.75% 12/15/20		10,000	11,025
	Nucor 4.00% 8/1/23		10,000	9,806
	Plains Exploration & Production
	6.50% 11/15/20		20,000	21,482
#	PolyOne 144A 5.25% 3/15/23		15,000	14,250
	Rio Tinto Finance USA
	2.25% 12/14/18		25,000	24,679
	Rockwood Specialties Group
	4.625% 10/15/20		15,000	15,150
	Ryerson
	9.00% 10/15/17		15,000	15,600
	11.25% 10/15/18		5,000	5,188
	Teck Resources 3.75% 2/1/23		15,000	13,834
#	TPC Group 144A 8.75% 12/15/20		10,000	10,275
	Vale Overseas 5.625% 9/15/19		10,000	10,908
	Weyerhaeuser 4.625% 9/15/23		25,000	25,525
				683,615
Brokerage – 0.06%
	Jefferies Group
	5.125% 1/20/23		5,000	5,049
	6.45% 6/8/27		5,000	5,125
	6.50% 1/20/43		5,000	4,963
	Lazard Group 6.85% 6/15/17		35,000	39,704
				54,841
Capital Goods – 0.25%
	Ball 4.00% 11/15/23		15,000	13,538
	Berry Plastics 9.75% 1/15/21		10,000	11,600
#	Consolidated Container 144A
	10.125% 7/15/20		10,000	10,750
#	Crown Americas 144A
	4.50% 1/15/23		10,000	9,200
	Energizer Holdings
	4.70% 5/24/22		30,000	30,462
	General Electric Capital
	Canada Funding
	2.42% 5/31/18	CAD	7,000	6,675
#	Ingersoll-Rand Global Holding 144A
	4.25% 6/15/23	USD	70,000	69,654
#	Milacron 144A 7.75% 2/15/21		15,000	15,563
#	Plastipak Holdings 144A
	10.625% 8/15/19		10,000	11,390
	Rock Tenn 4.00% 3/1/23		25,000	24,269
#	Sealed Air 144A
	6.50% 12/1/20		15,000	15,788
#	TransDigm 144A
	7.50% 7/15/21		15,000	16,200
#	URS 144A 4.35% 4/1/17		5,000	5,113
				240,202
Consumer Cyclical – 0.55%
	Amazon.com 2.50% 11/29/22		75,000	68,489
	American Axle & Manufacturing
	6.25% 3/15/21		10,000	10,350
	AmeriGas Finance
	6.75% 5/20/20		15,000	16,013
	Cummins 3.65% 10/1/23		40,000	40,353
	Dave & Buster’s
	11.00% 6/1/18		5,000	5,550
	Delphi 6.125% 5/15/21		20,000	21,950
	Ford Motor 7.45% 7/16/31		14,000	17,131
#	General Motors 144A
	3.50% 10/2/18		15,000	15,038
	Hanesbrands 6.375% 12/15/20		15,000	16,238
	HD Supply
	#144A 7.50% 7/15/20		8,000	8,310
	11.00% 4/15/20		10,000	12,025
	Historic TW 6.875% 6/15/18		45,000	54,087
	Home Depot 3.75% 2/15/24		25,000	25,354
	Host Hotels & Resorts
	3.75% 10/15/23		15,000	13,913
	4.75% 3/1/23		20,000	20,130
	5.25% 3/15/22		10,000	10,397
	5.875% 6/15/19		5,000	5,401
	International Game Technology
	5.35% 10/15/23		20,000	20,470
	Levi Strauss 6.875% 5/1/22		15,000	15,975

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	Marriott International
	3.375% 10/15/20	USD	15,000	$14,974
	Meritor 6.75% 6/15/21		10,000	9,950
	QVC 4.375% 3/15/23		45,000	41,929
	Rite Aid 9.25% 3/15/20		15,000	17,100
	Sally Holdings 5.75% 6/1/22		15,000	15,113
	Suburban Propane Partners
	7.375% 8/1/21		6,000	6,450
	Tomkins 9.00% 10/1/18		5,000	5,475
#	TRW Automotive 144A
	4.50% 3/1/21		10,000	10,100
	Wyndham Worldwide
	5.625% 3/1/21		15,000	16,227
				534,492
Consumer Non-Cyclical – 0.64%
	Accellent 8.375% 2/1/17		10,000	10,463
	Alere 7.25% 7/1/18		5,000	5,425
	Biomet
	6.50% 8/1/20		10,000	10,375
	6.50% 10/1/20		5,000	5,094
	Boston Scientific
	2.65% 10/1/18		20,000	20,032
	6.00% 1/15/20		35,000	40,081
	CareFusion
	#144A 3.30% 3/1/23		20,000	18,772
	6.375% 8/1/19		75,000	85,999
	Celgene
	3.95% 10/15/20		40,000	41,133
	4.00% 8/15/23		5,000	4,991
	Community Health Systems
	8.00% 11/15/19		5,000	5,269
	Constellation Brands
	3.75% 5/1/21		5,000	4,631
	6.00% 5/1/22		10,000	10,700
	Covidien International Finance
	2.95% 6/15/23		60,000	56,723
	Del Monte 7.625% 2/15/19		10,000	10,425
	Edwards Lifesciences
	2.875% 10/15/18		25,000	24,931
#	Fresenius Medical Care US Finance II
	144A 5.875% 1/31/22		10,000	10,300
	HCA Holdings 6.25% 2/15/21		12,000	12,225
	Jarden 6.125% 11/15/22		15,000	15,619
#	MultiPlan 144A 9.875% 9/1/18		15,000	16,650
#	Mylan 144A 3.125% 1/15/23		20,000	18,227
	NBTY 9.00% 10/1/18		5,000	5,513
	Quest Diagnostics 4.70% 4/1/21		15,000	15,881
	Radnet Management
	10.375% 4/1/18		10,000	10,625
	Scotts Miracle-Gro
	6.625% 12/15/20		10,000	10,675
	Smithfield Foods 6.625% 8/15/22		10,000	10,338
#	Spectrum Brands Escrow 144A
	6.375% 11/15/20		10,000	10,450
	Tenet Healthcare
	8.00% 8/1/20		5,000	5,313
#	Valeant Pharmaceuticals
	International
	144A 7.00% 10/1/20		5,000	5,325
#	Valeant Pharmaceuticals
	International Escrow 144A
	6.375% 10/15/20		15,000	15,675
	Zimmer Holdings
	3.375% 11/30/21		20,000	19,556
	4.625% 11/30/19		20,000	21,856
#	Zoetis 144A 3.25% 2/1/23		70,000	66,773
				626,045
Energy – 1.44%
	Antero Resources Finance
	6.00% 12/1/20		5,000	5,075
	BP Capital Markets
	3.994% 9/26/23		25,000	25,250
	Bristow Group
	6.25% 10/15/22		15,000	15,656
	Chesapeake Energy
	5.375% 6/15/21		5,000	5,013
	5.75% 3/15/23		20,000	20,150
	Comstock Resources
	7.75% 4/1/19		5,000	5,200
	Continental Resources
	4.50% 4/15/23		15,000	14,794
	Ecopetrol
	4.25% 9/18/18		10,000	10,313
	7.625% 7/23/19		21,000	24,938
	El Paso Pipeline Partners Operating
	6.50% 4/1/20		40,000	46,197
	Enbridge Energy Partners
	4.00% 10/1/23		15,000	15,046
	•8.05% 10/1/37		50,000	56,357
	Energy Transfer Partners
	3.60% 2/1/23		60,000	55,998
	9.70% 3/15/19		20,000	25,606
	Enterprise Products Operating
	•7.034% 1/15/68		55,000	61,245
	9.75% 1/31/14		55,000	56,601
	Halcon Resources
	8.875% 5/15/21		10,000	10,300
	Halliburton 3.50% 8/1/23		70,000	69,525
	Hercules Offshore
	#144A 8.75% 7/15/21		5,000	5,325
	#144A 10.50% 10/15/17		14,000	14,893
	Key Energy Services
	6.75% 3/1/21		10,000	9,950
	Kinder Morgan Energy Partners
	4.15% 2/1/24		10,000	9,833
	9.00% 2/1/19		30,000	38,434

(continues)       35

Schedules of investments

Delaware Foundation® Growth Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Kodiak Oil & Gas
	8.125% 12/1/19	USD	10,000	$10,975
	Linn Energy
	6.50% 5/15/19		5,000	4,825
	8.625% 4/15/20		10,000	10,388
#	Midstates Petroleum 144A
	9.25% 6/1/21		15,000	14,888
#	Murphy Oil USA 144A
	6.00% 8/15/23		15,000	15,000
#	Nabors Industries 144A
	5.10% 9/15/23		20,000	20,355
	Newfield Exploration
	5.625% 7/1/24		15,000	14,588
	Noble Holding International
	3.95% 3/15/22		25,000	24,158
#	Pacific Rubiales Energy 144A
	7.25% 12/12/21		100,000	105,500
	PDC Energy 7.75% 10/15/22		10,000	10,650
	Petrobras Global Finance BV
	•2.408% 1/15/19		5,000	4,918
	3.00% 1/15/19		22,000	20,744
	Petrobras International Finance
	5.375% 1/27/21		26,000	26,249
	Petrohawk Energy
	7.25% 8/15/18		20,000	21,750
	Petroleos de Venezuela
	9.00% 11/17/21		30,000	24,600
	Petroleos Mexicanos
	•2.286% 7/18/18		35,000	36,138
	3.50% 7/18/18		10,000	10,150
	Plains All American Pipeline
	8.75% 5/1/19		30,000	38,470
	Pride International
	6.875% 8/15/20		55,000	65,639
	Range Resources
	5.00% 8/15/22		20,000	19,450
#	Regency Energy Partners 144A
	4.50% 11/1/23		20,000	18,200
	Rosetta Resources
	5.625% 5/1/21		20,000	19,100
#	Samson Investment 144A
	10.25% 2/15/20		10,000	10,650
	SandRidge Energy
	7.50% 3/15/21		5,000	5,075
	8.125% 10/15/22		15,000	15,225
	Talisman Energy
	3.75% 2/1/21		10,000	9,776
	5.50% 5/15/42		45,000	42,072
	Total Capital 2.125% 8/10/18		90,000	90,914
•	TransCanada PipeLines
	6.35% 5/15/67		70,000	72,294
	Williams Partners
	7.25% 2/1/17		25,000	29,130
				1,413,570
Financials – 0.31%
	CME Group 5.30% 9/15/43		20,000	20,708
	E Trade Financial
	6.375% 11/15/19		10,000	10,700
	General Electric Capital
	2.10% 12/11/19		10,000	9,848
	4.375% 9/16/20		70,000	74,585
	6.00% 8/7/19		34,000	39,618
	International Lease Finance
	5.875% 4/1/19		5,000	5,231
	6.25% 5/15/19		16,000	16,880
	8.25% 12/15/20		35,000	39,988
	8.75% 3/15/17		25,000	28,813
#	Nuveen Investments 144A
	9.50% 10/15/20		20,000	19,650
	Woodside Finance
	#144A 8.125% 3/1/14		35,000	35,972
	#144A 8.75% 3/1/19		5,000	6,384
				308,377
Insurance – 0.36%
•	Allstate 5.75% 8/15/53		20,000	19,538
	American International Group
	4.125% 2/15/24		5,000	5,014
•	Chubb 6.375% 3/29/67		35,000	37,713
	Highmark
	#144A 4.75% 5/15/21		10,000	9,471
	#144A 6.125% 5/15/41		5,000	4,732
	#Hockey Merger Sub 2 144A
	7.875% 10/1/21		15,000	15,094
•	ING Groep 5.775% 12/29/49		10,000	10,175
	ING US
	2.90% 2/15/18		25,000	25,128
	•5.65% 5/15/53		10,000	9,178
	Liberty Mutual Group
	#144A 4.25% 6/15/23		20,000	19,544
	#144A 4.95% 5/1/22		20,000	20,717
	#144A 6.50% 5/1/42		10,000	10,828
	#•144A 7.00% 3/15/37		10,000	10,200
	MetLife
	6.40% 12/15/36		35,000	35,569
	6.817% 8/15/18		35,000	42,392
	Prudential Financial
	3.875% 1/14/15		5,000	5,199
	4.50% 11/15/20		5,000	5,380
	•5.625% 6/15/43		10,000	9,469
	•5.875% 9/15/42		20,000	19,700
	6.00% 12/1/17		15,000	17,407
•	XL Group 6.50% 12/29/49		25,000	24,063
				356,511
Media – 0.24%
	CCO Holdings
	5.25% 9/30/22		10,000	9,300
	7.00% 1/15/19		5,000	5,306

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Media (continued)
	Clear Channel Worldwide Holdings
	7.625% 3/15/20	USD	20,000	$20,713
#	COX Communications 144A
	3.25% 12/15/22		70,000	62,282
	CSC Holdings 6.75% 11/15/21		10,000	10,750
	DISH DBS
	5.875% 7/15/22		10,000	9,900
	7.875% 9/1/19		10,000	11,450
	Sinclair Television Group
	5.375% 4/1/21		20,000	19,100
	6.125% 10/1/22		10,000	9,975
#	Sirius XM Radio 144A
	4.625% 5/15/23		20,000	18,300
	Time Warner Cable
	5.85% 5/1/17		35,000	38,093
#	Univision Communications 144A
	5.125% 5/15/23		25,000	24,063
				239,232
Real Estate – 0.50%
	Alexandria Real Estate Equities
	4.60% 4/1/22		40,000	40,269
	American Tower Trust I
	#144A 1.551% 3/15/18		10,000	9,767
	#144A 3.07% 3/15/23		30,000	28,497
	Corporate Office Properties
	3.60% 5/15/23		20,000	18,165
	5.25% 2/15/24		20,000	20,567
	DDR
	4.625% 7/15/22		10,000	10,200
	4.75% 4/15/18		25,000	27,012
	7.50% 4/1/17		10,000	11,691
	7.875% 9/1/20		15,000	18,385
	Digital Realty Trust
	5.25% 3/15/21		70,000	73,687
	Duke Realty 3.625% 4/15/23		25,000	23,296
	Liberty Property
	4.40% 2/15/24		15,000	14,985
	National Retail Properties
	3.30% 4/15/23		25,000	22,764
	ProLogis 4.25% 8/15/23		30,000	29,898
	Regency Centers
	4.80% 4/15/21		30,000	31,583
	UDR
	3.70% 10/1/20		10,000	10,066
	4.625% 1/10/22		35,000	36,239
#	WEA Finance 144A
	4.625% 5/10/21		35,000	36,979
	Weingarten Realty Investors
	3.50% 4/15/23		25,000	23,296
				487,346
Services – 0.27%
	Ameristar Casinos
	7.50% 4/15/21		10,000	10,925
	Avis Budget Car Rental
	5.50% 4/1/23		21,000	19,530
#	Geo Group 144A
	5.125% 4/1/23		5,000	4,600
	H&E Equipment Services
	7.00% 9/1/22		15,000	16,050
	M/I Homes 8.625% 11/15/18		15,000	16,200
	MGM Resorts International
	11.375% 3/1/18		15,000	19,163
	PHH 7.375% 9/1/19		10,000	10,550
	Pinnacle Entertainment
	8.75% 5/15/20		8,000	8,800
	Ryland Group 8.40% 5/15/17		12,000	13,890
	Standard Pacific
	10.75% 9/15/16		15,000	18,000
	United Rentals North America
	6.125% 6/15/23		15,000	15,150
	10.25% 11/15/19		14,000	15,890
	Western Union
	2.875% 12/10/17		5,000	5,113
	3.65% 8/22/18		60,000	62,328
	Wynn Las Vegas
	#144A 4.25% 5/30/23		10,000	9,188
	7.75% 8/15/20		15,000	16,913
				262,290
Technology – 0.46%
	Apple 2.40% 5/3/23		85,000	77,102
#	Avaya 144A 7.00% 4/1/19		10,000	9,400
#	BMC Software Finance 144A
	8.125% 7/15/21		15,000	15,638
	Broadridge Financial Solutions
	3.95% 9/1/20		15,000	15,169
	eBay 4.00% 7/15/42		35,000	29,702
	EMC 2.65% 6/1/20		70,000	69,397
	Equinix
	4.875% 4/1/20		12,000	11,700
	5.375% 4/1/23		8,000	7,600
	Fidelity National
	Information Services
	3.50% 4/15/23		30,000	27,039
	First Data
	11.25% 3/31/16		10,000	10,050
	Jabil Circuit 7.75% 7/15/16		8,000	9,100
	National Semiconductor
	6.60% 6/15/17		40,000	46,819
	NetApp
	2.00% 12/15/17		10,000	9,855
	3.25% 12/15/22		20,000	18,400

(continues)       37

Schedules of investments

Delaware Foundation® Growth Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Technology (continued)
#	Seagate HDD Cayman 144A
	4.75% 6/1/23	USD	10,000	$9,675
	Symantec 4.20% 9/15/20		20,000	20,617
	Total System Services
	2.375% 6/1/18		35,000	34,182
	3.75% 6/1/23		20,000	18,548
#	VeriSign 144A 4.625% 5/1/23		15,000	14,175
				454,168
Telecommunications – 0.71%
	AMC Networks
	4.75% 12/15/22		10,000	9,400
	CC Holdings GS V
	3.849% 4/15/23		15,000	13,552
	CenturyLink 5.80% 3/15/22		50,000	47,375
#	Clearwire Communications 144A
	12.00% 12/1/15		22,000	23,073
#	Crown Castle Towers 144A
	4.883% 8/15/20		100,000	106,273
#	DigitalGlobe
	144A 5.25% 2/1/21		15,000	14,400
	Hughes Satellite Systems
	7.625% 6/15/21		10,000	10,825
#	Intelsat Jackson Holdings 144A
	5.50% 8/1/23		10,000	9,400
	Intelsat Luxembourg
	#144A 7.75% 6/1/21		10,000	10,388
	#144A 8.125% 6/1/23		25,000	26,469
	Lamar Media 5.00% 5/1/23		10,000	9,325
	Level 3 Financing 10.00% 2/1/18		12,000	12,900
#	MDC Partners 144A
	6.75% 4/1/20		10,000	10,175
	MetroPCS Wireless
	6.625% 11/15/20		10,000	10,400
#	News America 144A
	4.00% 10/1/23		5,000	5,015
	Qwest 6.75% 12/1/21		15,000	16,134
#	SBA Tower Trust 144A
	2.24% 4/16/18		25,000	24,711
#	SES 144A
	3.60% 4/4/23		45,000	42,597
	Sprint
	#144A 7.25% 9/15/21		10,000	10,125
	#144A 7.875% 9/15/23		5,000	5,113
	Sprint Capital 6.90% 5/1/19		15,000	15,488
	Sprint Nextel
	6.00% 12/1/16		10,000	10,625
	8.375% 8/15/17		10,000	11,350
	Telefonica Emisiones
	6.421% 6/20/16		75,000	82,597
#	Telesat Canada
	144A 6.00% 5/15/17		10,000	10,438
	Verizon Communications
	5.15% 9/15/23		30,000	32,217
	6.40% 9/15/33		50,000	55,688
	Vivendi
	#144A 3.45% 1/12/18		35,000	35,437
	#144A 6.625% 4/4/18		7,000	7,924
	Windstream
	7.50% 4/1/23		5,000	4,963
	#144A 7.75% 10/1/21		10,000	10,375
				694,752
Transportation – 0.16%
	Air Medical Group Holdings
	9.25% 11/1/18		13,000	14,040
#	Brambles USA 144A
	3.95% 4/1/15		10,000	10,361
	Burlington Northern Santa Fe
	5.15% 9/1/43		45,000	45,427
#	ERAC USA Finance 144A
	5.25% 10/1/20		30,000	33,346
	Norfolk Southern 4.80% 8/15/43		15,000	14,634
	United Parcel Service
	5.125% 4/1/19		30,000	34,494
				152,302
Utilities – 0.96%
	AES
	4.875% 5/15/23		10,000	9,400
	7.375% 7/1/21		6,000	6,630
	8.00% 6/1/20		9,000	10,305
	Ameren Illinois 9.75% 11/15/18		50,000	67,122
#	American Transmission
	Systems 144A
	5.25% 1/15/22		55,000	59,312
	CenterPoint Energy
	5.95% 2/1/17		30,000	34,050
	CMS Energy 6.25% 2/1/20		15,000	17,311
	ComEd Financing III
	6.35% 3/15/33		25,000	24,000
	Entergy Louisiana 4.05% 9/1/23		35,000	35,913
	Exelon Generation 4.25% 6/15/22		35,000	34,517
	GenOn Energy 9.875% 10/15/20		15,000	16,613
	Great Plains Energy
	4.85% 6/1/21		15,000	16,046
	Φ5.292% 6/15/22		30,000	32,451
•	Integrys Energy Group
	6.11% 12/1/66		35,000	35,375
	Ipalco Enterprises 5.00% 5/1/18		15,000	15,638
#	Jersey Central Power & Light 144A
	4.70% 4/1/24		20,000	20,292
	LG&E & KU Energy
	3.75% 11/15/20		20,000	20,284
	4.375% 10/1/21		35,000	36,322

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
#	Narragansett Electric 144A
	4.17% 12/10/42	USD	10,000	$8,948
•	National Rural Utilities
	Cooperative Finance
	4.75% 4/30/43		25,000	23,188
	NextEra Energy Capital Holdings
	3.625% 6/15/23		10,000	9,513
	•6.35% 10/1/66		50,000	50,534
	Nisource Finance
	4.80% 2/15/44		35,000	31,463
	5.80% 2/1/42		20,000	20,799
	NRG Energy 7.875% 5/15/21		10,000	10,750
	NV Energy 6.25% 11/15/20		30,000	35,065
	Pennsylvania Electric
	5.20% 4/1/20		20,000	21,667
•	PPL Capital Funding
	6.70% 3/30/67		15,000	15,312
	Public Service Oklahoma
	5.15% 12/1/19		80,000	91,031
	Puget Energy 6.00% 9/1/21		10,000	10,925
•	Puget Sound Energy
	6.974% 6/1/67		40,000	41,687
	SCANA 4.125% 2/1/22		25,000	24,452
•	Wisconsin Energy
	6.25% 5/15/67		55,000	56,145
				943,060
Total Corporate Bonds
	(cost $8,310,559)			8,513,197

Municipal Bonds – 0.17%
	California Statewide Communities
	Development Authority
	(Kaiser Permanente)
	Series A 5.00% 4/1/42		15,000	15,057
	Fairfax County, Virginia
	Series B 5.00% 4/1/24		10,000	12,076
	Golden State, California Tobacco
	Securitization Corporation
	Settlement Revenue
	(Asset-Backed Senior Notes)
	Series A-1
	5.125% 6/1/47		25,000	17,517
	5.75% 6/1/47		25,000	19,284
	Grand Parkway, Texas Transportation
	Subordinated Tier Toll Revenue
	Series B 5.00% 4/1/53		20,000	19,628
	New Jersey State
	Transportation Trust Fund
	Series A 5.00% 6/15/42		5,000	5,088
	Series AA 5.00% 6/15/44		10,000	10,169
	New York City Transitional
	Finance Authority
	(New York City Recovery)
	Series 13 5.00% 11/1/22		10,000	11,894
	New York City, New York
	Series I 5.00% 8/1/22		5,000	5,876
	Prince George’s County, Maryland
	Consolidated Public Improvement
	Series A 5.00% 3/1/22		5,000	6,038
	State of Georgia
	Series D 5.00% 2/1/23		10,000	12,117
	State of Maryland Local Facilities
	Series A 5.00% 8/1/21		10,000	12,064
	State of North Carolina
	Series C 5.00% 5/1/22		10,000	12,090
	Texas A&M University
	Series D 5.00% 5/15/23		5,000	6,020
	Texas Private Activity Bond Surface
	Transportation Senior Lien
	Revenue Bond (NTE Mobility)
	6.75% 6/30/43 (AMT)		5,000	5,205
Total Municipal Bonds
	(cost $171,031)			170,123

Non-Agency Asset-Backed Securities – 0.33%
•	Bank of America Credit Card
	Trust Series 2007-A10 A10
	0.252% 12/15/16		100,000	99,816
•	Chase Issuance Trust
	Series 2012-A10 A10
	0.442% 12/16/19		100,000	99,483
#•	Trafigura Securitisation Finance
	Series 2012-1A A 144A
	2.582% 10/15/15		120,000	120,853
Total Non-Agency Asset-Backed
	Securities (cost $320,555)			320,152

Non-Agency Collateralized Mortgage Obligations – 0.02%
	Bank of America Alternative
	Loan Trust
	Series 2005-3 2A1
	5.50% 4/25/20		1,032	1,077
	Series 2005-6 7A1
	5.50% 7/25/20		1,124	1,167
	Wells Fargo Mortgage-Backed
	Securities Trust
	Series 2006-2 3A1
	5.75% 3/25/36		6,488	6,417
	•Series 2006-AR5 2A1
	2.64% 4/25/36		15,496	14,140
Total Non-Agency Collateralized Mortgage
	Obligations (cost $16,924)			22,801

(continues)       39

Schedules of investments

Delaware Foundation® Growth Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
ΔRegional Bonds – 0.25%
Australia – 0.25%
	New South Wales Treasury
	3.75% 11/20/20	AUD	22,000	$25,793
	6.00% 3/1/22	AUD	82,000	85,516
	Queensland Treasury
	4.25% 7/21/23	AUD	12,000	10,741
	Victoria Treasury
	5.50% 12/17/24	AUD	44,000	44,214
	6.00% 10/17/22	AUD	73,000	76,296
Total Regional Bonds
	(cost $272,590)			242,560

«Senior Secured Loans – 1.38%
	Activision Blizzard Tranche B 1st Lien
	3.25% 9/12/20	USD	35,000	35,044
	Allied Security Holdings Tranche 2L
	9.00% 1/21/18		10,000	10,119
	Avis Budget Car Rental Tranche B
	1st Lien 3.00% 3/15/19		19,900	19,809
	Burlington Coat Factory Warehouse
	Tranche B2 4.25% 2/23/17		57,650	57,895
	Calpine Construction Finance
	Tranche B
	3.00% 5/1/20		64,838	63,689
	Chrysler Group Tranche B
	4.25% 5/24/17		4,975	5,018
	Community Health Systems
	Ω@5.25%7/30/14		9,629	9,629
	Ω@5.753% 7/30/14		10,371	10,371
Ω@	CPG International 6.00% 9/4/14		15,000	15,000
	Davita
	Tranche B 4.50% 10/20/16		19,696	19,807
	Tranche B2 4.00% 8/1/19		24,813	24,949
	Dell Tranche B 4.50% 3/24/20		10,000	9,851
	Delta Air Lines Tranche B 1st Lien
	4.25% 4/15/17		19,599	19,694
	Drillships Financing Holdings
	Tranche B1
	6.00% 2/17/21		15,000	15,163
	Emdeon 1st Lien 3.75% 11/2/18		19,652	19,699
	First Data 1st Lien 4.00% 4/5/17		37,510	37,388
	Gray Television 4.75% 10/11/19		24,099	24,272
	HCA Tranche B5 1st Lien
	2.75% 3/31/17		54,000	53,986
	Houghton International 1st Lien
	5.25% 11/20/19		89,550	88,875
Ω@	Hudson’s Bay 7.00% 7/29/14		15,000	15,000
	IASIS Healthcare Tranche B 1st Lien
	4.50% 5/3/18		24,625	24,809
	Immucor Tranche B2
	5.00% 8/19/18		39,408	39,679
	Intelsat Jackson Holdings Tranche B1
	4.50% 4/2/18		64,624	64,894
	Landry’s Tranche B 4.75% 4/24/18		19,698	19,866
	Level 3 Financing
	4.00% 1/15/20		35,000	34,913
	Tranche B 1st Lien
	4.75% 8/1/19		35,000	35,146
	Moxie Liberty Tranche B
	7.50% 8/21/20		5,000	4,994
	MultiPlan Tranche B 4.00% 8/18/17		11,254	11,327
	Novelis Tranche B 3.75% 3/10/17		21,832	21,897
	Nuveen Investments 2nd Lien
	6.50% 2/28/19		105,000	104,694
	OSI Restaurants Tranche B 1st Lien
	3.50% 10/26/19		58,500	58,500
	PQ Tranche B 4.50% 8/7/17		14,888	14,993
	Remy International
	Tranche B 1st Lien
	4.25% 3/5/20		18,988	19,060
	Samson Investment 2nd Lien
	6.00% 9/10/18		20,000	20,073
	Scientific Games International
	4.25% 5/22/20		30,000	29,799
	Sensus USA 2nd Lien
	8.50% 4/13/18		25,000	24,500
	Smart & Final Tranche B 1st Lien
	4.50% 11/15/19		11,910	11,925
	Truven Health Analytics Tranche B
	4.50% 5/23/19		4,950	4,966
	Univision Communications
	Tranche C1 1st Lien
	4.50% 2/22/20		51,271	51,136
	Tranche C2
	4.50% 2/6/20		29,850	29,780
	USI Insurance Services Tranche B
	5.00% 12/14/19		24,813	24,968
	Valeant Pharmaceuticals
	Tranche B
	4.50% 5/30/20		24,813	25,026
	Visant 5.25% 12/22/16		18,350	17,862
	Warner Chilcott
	Tranche B1
	4.25% 3/15/18		8,073	8,090
	Tranche B2
	4.25% 3/15/18		6,362	6,375
	Tranche B3
	4.25% 3/15/18		3,515	3,522
	Wide Open West Finance
	4.75% 3/27/19		64,675	65,187
	Zayo Group Tranche B 1st Lien
	4.50% 7/2/19		16,830	16,872
Total Senior Secured Loans
	(cost $1,341,236)			1,350,111

	Principal		Value
	Amount°		(U.S. $)
ΔSovereign Bonds – 0.42%
Australia – 0.03%
Australia Government Bond
4.00% 8/20/20	AUD	15,000	$25,716
			25,716
Brazil – 0.05%
Brazil Notas do Tesouro Nacional
Serie F 10.00% 1/1/17	BRL	112,000	48,794
			48,794
Finland – 0.04%
#	Finland Government Bond 144A
4.00% 7/4/25	EUR	24,000	38,192
			38,192
Indonesia – 0.01%
Indonesia Treasury Bond
5.625% 5/15/23	IDR	184,000,000	12,934
			12,934
Malaysia – 0.02%
Malaysia Government
4.262% 9/15/16	MYR	52,000	16,335
			16,335
Mexico – 0.03%
Mexican Bonos
6.50% 6/10/21	MXN	219,500	17,623
6.50% 6/9/22	MXN	106,000	8,405
			26,028
New Zealand – 0.01%
New Zealand Government Bond
3.00% 4/15/20	NZD	15,000	11,510
			11,510
Nigeria – 0.01%
Nigeria Government Bond
15.10% 4/27/17	NGN	1,675,000	10,940
			10,940
Panama – 0.01%
Panama Government
International Bond
8.875% 9/30/27	USD	7,000	9,678
			9,678
Peru – 0.05%
Peruvian Government
International Bond
7.125% 3/30/19		38,000	46,265
			46,265
Poland – 0.09%
Poland Government Bond
4.00% 10/25/23	PLN	54,000	16,649
5.75% 10/25/21	PLN	115,000	40,348
Poland Government
International Bond
3.00% 3/17/23	USD	36,000	33,066
			90,063
Republic of Korea – 0.03%
Korea Treasury
Inflation-Linked Bond
2.75% 6/10/20	KRW	29,715,853	30,130
			30,130
South Africa – 0.02%
South Africa Government Bond
10.50% 12/21/26	ZAR	184,000	22,067
			22,067
Sweden – 0.01%
Sweden Government Bond
4.25% 3/12/19	SEK	30,000	5,249
			5,249
United Kingdom – 0.01%
United Kingdom Gilt
4.00% 3/7/22	GBP	6,490	11,821
			11,821
Total Sovereign Bonds
(cost $418,222)			405,722

Supranational Banks – 0.05%
International Bank
for Reconstruction
& Development
3.375% 4/30/15	NOK	190,000	32,277
3.625% 6/22/20	NOK	90,000	15,526
Total Supranational Banks
(cost $48,501)			47,803

U.S. Treasury Obligations – 1.44%
U.S. Treasury Bonds
2.75% 11/15/42	USD	15,000	12,418
2.875% 5/15/43		40,000	33,956
U.S. Treasury Notes
1.375% 9/30/18		5,000	4,997
1.50% 8/31/18		30,000	30,203
∞2.50% 8/15/23		1,345,000	1,331,445
Total U.S. Treasury Obligations
(cost $1,402,108)			1,413,019

(continues)       41

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Number of		Value
	Shares		(U.S. $)
Preferred Stock – 0.09%
Alabama Power 5.625%		620	$14,446
BB&T 5.85%		470	10,091
• Integrys Energy Group 6.00%		600	14,592
National Retail Properties 5.70%		395	7,778
Public Storage 5.20%		450	9,081
• US Bancorp 3.50%		25	18,864
Wells Fargo 5.20%		750	15,765
Total Preferred Stock
(cost $99,347)			90,617

Warrant – 0.02%
† Kinder Morgan CW17,
exercise price $40.00,
expiration date 5/25/17		4,177	20,760
Total Warrant (cost $7,477)			20,760

	Principal
	Amount°
Short-Term Investments – 5.77%
≠Discount Notes – 3.09%
Federal Home Loan Bank
0.025% 11/15/13	USD	47,020	47,020
0.045% 10/18/13		756,761	756,757
0.049% 10/23/13		1,714,265	1,714,254
0.065% 11/6/13		512,530	512,525
			3,030,556
Repurchase Agreements – 0.74%
Bank of America
0.02% dated 9/30/13, to
be repurchased on 10/1/13,
repurchase price $328,526
(collateralized by U.S.
government obligations
0.00%-0.875% 6/26/14-
1/31/17, market value $335,096)		328,526	328,526
BNP Paribas
0.04% dated 9/30/13, to
be repurchased on 10/1/13,
repurchase price $392,475
(collateralized by U.S.
government obligations
2.875%-3.625% 3/31/18-
2/15/21, market value $400,324)		392,474	392,474
			721,000
≠U.S. Treasury Obligations – 1.94%
U.S. Treasury Bills
0.001% 10/17/13		217,324	217,322
0.015% 10/10/13		49,739	49,739
0.02% 12/19/13		275,005	274,999
0.028% 10/24/13		676,407	676,398
0.053% 11/14/13		683,342	683,324
			1,901,782
Total Short-Term Investments
(cost $5,653,223)			5,653,338

Total Value of Securities – 102.58%
(cost $78,687,948)			$100,445,302

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2013, the aggregate value of Rule 144A securities was $2,210,953, which represented 2.26% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
@	Illiquid security. At Sept. 30, 2013, the aggregate value of illiquid securities was $959,740, which represented 0.98% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Sept. 30, 2013, the aggregate value of fair valued securities was $264,910, which represented 0.27% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of Sept. 30, 2013. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
~	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at Sept. 30, 2013.
Ω	All or a portion of this holding is subject to unfunded loan commitments. See Note 7 in “Notes to financial statements.”
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Sept. 30, 2013.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at Sept. 30, 2013:[1]

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	AUD	(450,383)	USD	424,792	10/31/13	$5,521
BAML	CAD	12,264	USD	(11,906)	10/31/13	(9)
BAML	EUR	(91,796)	USD	123,863	10/31/13	(334)
BAML	JPY	14,583,307	USD	(147,639)	10/31/13	768
BAML	MXN	331,318	USD	(25,818)	10/31/13	(579)
BAML	MYR	44,463	USD	(13,943)	10/31/13	(324)
BAML	NZD	(20,691)	USD	17,318	10/31/13	173
BCLY	KRW	(9,007,417)	USD	8,358	10/31/13	(6)
BCLY	MXN	(519,683)	USD	40,556	10/31/13	966
BNP	AUD	(21,469)	USD	20,238	10/31/13	252
BNP	BRL	(84,462)	USD	37,174	10/31/13	(631)
CITI	AUD	(337,190)	USD	317,668	10/31/13	3,771
CITI	JPY	2,843,862	USD	(28,793)	10/31/13	147
CITI	PLN	(13,843)	USD	4,408	10/31/13	(15)
GSC	GBP	(7,109)	USD	11,397	10/31/13	(109)
GSC	PLN	(82,430)	USD	26,243	10/31/13	(91)
HSBC	BRL	(42,486)	USD	18,713	10/31/13	(304)
HSBC	EUR	(2,772)	USD	3,739	10/31/13	(12)
HSBC	JPY	8,146,079	USD	(82,474)	10/31/13	424
HSBC	MYR	63,184	USD	(19,824)	10/31/13	(472)
HSBC	PHP	1,011,660	USD	(23,773)	10/31/13	(496)
JPMC	EUR	15,315	USD	(20,670)	10/31/13	52
JPMC	JPY	4,175,268	USD	(42,290)	10/31/13	199
JPMC	NOK	(169,889)	USD	28,684	10/31/13	467
MNB	AUD	(2,869)	USD	2,671	10/1/13	(5)
MNB	EUR	(2,258)	USD	3,046	10/1/13	(8)
MNB	EUR	(36,633)	USD	49,425	10/2/13	(134)
MNB	JPY	(10,945,112)	USD	110,445	10/1/13	(916)
MNB	SEK	92,412	USD	(14,455)	10/3/13	(77)
MSC	AUD	589,404	USD	(555,369)	10/31/13	(6,680)
MSC	JPY	9,394,540	USD	(95,168)	10/31/13	435
TD	CAD	32,057	USD	(31,134)	10/31/13	(36)
TD	GBP	30,022	USD	(48,129)	10/31/13	460
TD	IDR	321,369,550	USD	(29,072)	10/31/13	(1,790)
TD	JPY	(40,948,816)	USD	414,751	10/31/13	(1,964)
TD	ZAR	(277,280)	USD	27,647	10/31/13	185
UBS	MXN	(137,858)	USD	10,555	10/1/13	24
						$(1,148)

Futures Contracts

	Notional			Unrealized
Contracts	Cost	Notional	Expiration	Appreciation
to Buy (Sell)	(Proceeds)	Value	Date	(Depreciation)
(1) E-mini S&P
500 Index	$(84,235)	$(83,715)	12/21/13	$520
5 U.S. Treasury
5 yr Notes	599,304	605,235	1/7/14	5,931
12 U.S. Treasury
10 yr Notes	1,488,895	1,516,687	1/1/14	27,792
	$2,003,964			$34,243

Swap Contracts
CDS Contracts2

			Annual
	Swap		Protection		Unrealized
	Referenced	Notional	Received	Termination	Appreciation
Counterparty	Obligation	Value	(Paid)	Date	(Depreciation)
	Protection Purchased:
DB	CDX.EM.20	$45,000	(5.00% )	12/20/18	$757
	Protection
	Sold/Moody’s
	Rating:
CME	CDX.NA.HY.21/Baa	90,000	5.00%	12/20/18	—
					$757

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]See Note 9 in “Notes to financial statements.”
2A CDS contract is a risk transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

(continues)       43

Schedules of investments

Delaware Foundation® Growth Allocation Fund

Summary of Abbreviations:
ADR — American Depositary Receipt
AMT — Subject to Alternative Minimum Tax
AUD — Australian Dollar
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
BNP — Banque Paribas
BRL — Brazilian Real
CAD — Canadian Dollar
CDS — Credit Default Swap
CDX.EM — Credit Default Swap Index Emerging Markets
CDX.NA.HY — Credit Default Swap Index North America High Yield
CITI — Citigroup Global Markets
CME — Chicago Mercantile Exchange Inc.
CVA — Dutch Certificate
DB — Deutsche Bank
EUR — European Monetary Unit
GBP — British Pound Sterling
GDR — Global Depositary Receipt
GNMA — Government National Mortgage Association
GSC — Goldman Sachs Capital
HSBC — Hong Kong Shanghai Bank
IDR — Indonesian Rupiah
JPMC — JPMorgan Chase Bank
JPY — Japanese Yen
KRW — South Korean Won
MNB — Mellon National Bank
MSC — Morgan Stanley Capital
MXN — Mexican Peso
MYR — Malaysian Ringgit
NCUA — National Credit Union Administration
NGN — Nigerian Naira
NOK — Norwegian Krone
NVDR — Non-Voting Depositary Receipt
NZD — New Zealand Dollar
PLN — Polish Zloty
PHP — Philippine Peso
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
SEK — Swedish Krona
S.F. — Single Family
TBA — To be announced
TD — Toronto Dominion Bank
UBS — Union Bank of Switzerland
USD — United States Dollar
yr — Year
ZAR — South African Rand

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Moderate Allocation Fund

September 30, 2013

		Number of	Value
		Shares	(U.S. $)
Common Stock – 59.65%
U.S. Markets – 33.35%
Consumer Discretionary – 4.00%
†	AFC Enterprises	2,715	$118,347
	Arcos Dorados Holdings	17,900	212,115
	BorgWarner	910	92,265
†	Buffalo Wild Wings	855	95,093
	Carnival	26,000	848,640
	CEC Entertainment	780	35,771
=†	Century Communications	25,000	0
	Cheesecake Factory	1,800	79,110
	Cinemark Holdings	1,850	58,719
	Comcast Special Class	8,370	363,007
	DSW Class A	2,270	193,676
†	eBay	18,975	1,058,615
†	Express	3,565	84,098
	Ford Motor	16,310	275,150
†	Francesca’s Holdings	4,295	80,059
†	G-III Apparel Group	2,520	137,567
†	Iconix Brand Group	3,275	108,796
†	Jack in the Box	2,360	94,400
	Johnson Controls	25,200	1,045,800
†	Jos. A Bank Clothiers	1,995	87,700
	L Brands	18,975	1,159,373
†	Liberty Interactive Class A	59,775	1,402,919
	Lowe’s	23,500	1,118,835
	Macy’s	5,170	223,706
†	Madden (Steven)	2,750	148,033
	McDonald’s	3,230	310,758
	National CineMedia	3,785	71,385
	NIKE Class B	11,200	813,568
	Nordstrom	3,640	204,568
	Perry Ellis International	3,630	68,389
†	priceline.com	1,440	1,455,768
	Regal Entertainment Group Class A	5,570	105,719
†	Sally Beauty Holdings	16,425	429,678
†	SHFL Entertainment	1,025	23,575
	Starbucks	3,870	297,874
	Target	3,440	220,091
†	Tenneco	2,510	126,755
	Viacom Class B	1,840	153,787
			13,403,709
Consumer Staples – 2.47%
	Archer-Daniels-Midland	32,180	1,185,511
	Avon Products	15,400	317,240
	Casey’s General Stores	1,805	132,668
	Coca-Cola	2,750	104,170
	CVS Caremark	23,220	1,317,735
	General Mills	5,130	245,830
	J&J Snack Foods	980	79,106
	Kimberly-Clark	2,600	244,972
	Kraft Foods Group	20,067	1,052,296
	Mondelez International Class A	33,800	1,061,996
	PepsiCo	4,930	391,935
†	Prestige Brands Holdings	3,095	93,221
	Procter & Gamble	6,110	461,855
†	Susser Holdings	2,460	130,749
	Walgreen	26,950	1,449,910
			8,269,194
Energy – 3.48%
†	Bonanza Creek Energy	2,410	116,307
	Bristow Group	750	54,570
†	C&J Energy Services	2,480	49,798
†	Carrizo Oil & Gas	2,800	104,468
	Chevron	13,120	1,594,080
	ConocoPhillips	15,400	1,070,454
†	Diamondback Energy	960	40,934
	EOG Resources	14,200	2,403,776
	Exxon Mobil	4,860	418,154
	Halliburton	21,200	1,020,780
†	Jones Energy Class A	2,450	40,205
	Kinder Morgan	39,300	1,397,901
†	Kodiak Oil & Gas	9,075	109,445
	Marathon Oil	34,480	1,202,662
	National Oilwell Varco	2,190	171,061
	Occidental Petroleum	12,500	1,169,250
†	Pioneer Energy Services	7,895	59,291
†	RigNet	3,170	114,817
†	Rosetta Resources	1,760	95,850
	Schlumberger	4,580	404,689
			11,638,492
Financials – 6.15%
	AFLAC	4,310	267,177
	Allstate	21,500	1,086,825
	American Equity Investment
	Life Holding	5,530	117,347
	Ameriprise Financial	1,570	142,996
	AMERISAFE	1,540	54,685
	Apartment Investment &
	Management	3,350	93,599
	AvalonBay Communities	3,025	384,447
	Bank of New York Mellon	34,300	1,035,517
	BBCN Bancorp	5,195	71,483
	BlackRock	950	257,089
	Boston Properties	3,125	334,063
	Brandywine Realty Trust	5,075	66,889
	BRE Properties	2,575	130,707
	Bryn Mawr Bank	955	25,756
	Camden Property Trust	2,600	159,744
	Capital Bank Financial	3,850	84,508
†	Capital One Financial	4,200	288,708
	Cardinal Financial	5,120	84,634
	CBL & Associates Properties	5,050	96,455

(continues)       45

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
	Citigroup	6,110	$296,396
	City Holding	1,960	84,750
	CME Group	10,475	773,893
	Colonial Properties Trust	2,875	64,659
	Corporate Office Properties Trust	5,375	124,163
	Cousins Properties	4,425	45,533
	DCT Industrial Trust	18,935	136,143
	DDR	9,475	148,852
	Dime Community Bancshares	4,550	75,758
	Duke Realty	6,825	105,378
	DuPont Fabros Technology	5,190	133,746
	EastGroup Properties	1,280	75,789
	EPR Properties	3,385	164,985
	Equity Lifestyle Properties	2,500	85,425
	Equity Residential	6,100	326,777
	Essex Property Trust	925	136,623
	Evercore Partners Class A	1,570	77,291
	Extra Space Storage	3,925	179,569
	Federal Realty Investment Trust	1,050	106,523
	First Industrial Realty Trust	6,700	109,009
	First Potomac Realty Trust	6,125	76,991
	Flushing Financial	4,345	80,165
	General Growth Properties	14,000	270,060
	Greenhill & Co	1,245	62,101
	HCP	2,825	115,684
	Health Care REIT	1,225	76,416
	Healthcare Realty Trust	5,100	117,861
	Healthcare Trust of America Class A	3,575	37,609
	Highwoods Properties	1,875	66,206
	Host Hotels & Resorts	25,885	457,388
@	Independent Bank	2,250	80,325
†	IntercontinentalExchange	6,915	1,254,519
	JPMorgan Chase	10,120	523,103
	Kilroy Realty	2,500	124,875
	Kimco Realty	9,650	194,737
	Kite Realty Group Trust	11,620	68,907
	LaSalle Hotel Properties	4,065	115,934
	Lexington Realty Trust	9,000	101,070
	Liberty Property Trust	5,200	185,120
	Macerich	2,950	166,498
	Marsh & McLennan	24,200	1,053,910
	National Retail Properties	5,850	186,147
	Park National	1,110	87,779
	Primerica	2,510	101,253
	Progressive	38,300	1,042,909
	ProLogis	10,925	410,999
	Prosperity Bancshares	1,865	115,332
	Prudential Financial	1,830	142,703
	PS Business Parks	1,050	78,351
	Public Storage	2,375	381,306
	Ramco-Gershenson Properties
	Trust	9,850	151,789
	Regency Centers	3,150	152,303
	RLJ Lodging Trust	4,075	95,722
	Simon Property Group	5,800	859,734
	SL Green Realty	1,525	135,481
	Sovran Self Storage	1,235	93,465
	State Street	2,910	191,333
†	Stifel Financial	2,125	87,593
†	Strategic Hotels & Resorts	8,900	77,252
	Summit Hotel Properties	3,925	36,071
	Sunstone Hotel Investors	3,400	43,316
	Susquehanna Bancshares	6,975	87,536
	Tanger Factory Outlet Centers	2,675	87,339
†	Texas Capital Bancshares	950	43,672
	Travelers	15,420	1,307,153
	United Fire Group	2,100	63,987
	Ventas	4,975	305,963
	Vornado Realty Trust	3,775	317,327
†	WageWorks	1,480	74,666
	Webster Financial	3,480	88,844
	Wells Fargo	9,630	397,912
†	Western Alliance Bancorp	3,345	63,321
			20,571,928
Healthcare – 4.41%
	Abbott Laboratories	4,370	145,040
	AbbVie	4,370	195,470
†	Acorda Therapeutics	2,830	97,012
	Air Methods	3,095	131,847
†	Align Technology	3,170	152,540
†	Alkermes	2,480	83,378
	Allergan	13,300	1,202,985
†	Auxilium Pharmaceuticals	3,300	60,159
	Baxter International	16,000	1,051,040
	Cardinal Health	20,800	1,084,720
†	Celgene	13,480	2,074,976
†	Cepheid	1,550	60,512
	Conmed	2,580	87,694
	CryoLife	6,165	43,155
†	Express Scripts	4,490	277,392
†	Gilead Sciences	6,240	392,122
†	Greenway Medical Technologies	3,095	63,912
†	Haemonetics	2,245	89,531
†	ICON	2,890	118,288
†	Incyte	2,530	96,520
†	InterMune	5,735	88,147
	Johnson & Johnson	12,700	1,100,963
	LTC Properties	1,775	67,415
	Merck	30,940	1,473,053
†	Merit Medical Systems	3,550	43,062
	Perrigo	5,075	626,154
	Pfizer	53,733	1,542,674

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Healthcare (continued)
	Quest Diagnostics	16,900	$1,044,251
†	Quidel	3,460	98,264
	Spectrum Pharmaceuticals	6,440	54,032
	Thermo Fisher Scientific	3,020	278,293
	UnitedHealth Group	4,640	332,270
†	Vertex Pharmaceuticals	2,550	193,341
†	WellCare Health Plans	1,330	92,754
	West Pharmaceutical Services	3,080	126,742
	Zoetis	3,068	95,476
			14,765,184
Industrials – 2.49%
	AAON	5,092	135,244
	Acuity Brands	1,680	154,594
	Applied Industrial Technologies	2,445	125,918
	Barnes Group	3,125	109,125
	Caterpillar	940	78,368
†	Chart Industries	205	25,223
†	Columbus McKinnon	3,620	86,989
†	Cross Country Healthcare	6,310	38,239
	Cummins	1,000	132,870
	Deere	1,210	98,482
	Eaton	2,570	176,919
	ESCO Technologies	1,775	58,983
†	Esterline Technologies	565	45,138
	FedEx	1,830	208,821
†	FTI Consulting	2,715	102,627
	General Electric	14,940	356,917
	Granite Construction	2,783	85,160
	Honeywell International	3,990	331,330
	Hunt (J.B.) Transport Services	1,610	117,417
	Kadant	2,775	93,212
†	KEYW Holding	7,865	105,784
	Kforce	6,880	121,707
	Lockheed Martin	1,560	198,978
	McGrath RentCorp	1,735	61,940
†	MYR Group	3,460	84,078
	Nielsen Holdings	3,410	124,295
	Northrop Grumman	11,400	1,085,964
	Raytheon	14,100	1,086,687
	Republic Services	3,370	112,423
†	Rexford Industrial Realty	1,800	24,318
†	Roadrunner Transportation Systems	2,760	77,942
	Rockwell Collins	1,100	74,646
†	Tetra Tech	2,920	75,599
†	Titan Machinery	2,525	40,577
	Towers Watson Class A	1,320	141,187
	Triumph Group	2,480	174,146
	Union Pacific	2,010	312,233
	United Stationers	2,865	124,628
	United Technologies	3,500	377,370
	URS	3,140	168,775
	US Ecology	2,530	76,229
	Waste Management	25,400	1,047,496
†	XPO Logistics	4,125	89,389
			8,347,967
Information Technology – 7.49%
†	Accelrys	8,320	82,035
	Accenture Class A	3,500	257,740
†	Adobe Systems	30,750	1,597,155
†	Amkor Technology	13,765	59,052
†	Anixter International	1,195	104,754
	Apple	2,750	1,311,063
†	Applied Micro Circuits	8,900	114,810
	Avago Technologies	4,330	186,710
†	Brightcove	7,255	81,619
	Broadcom Class A	40,800	1,061,208
†	ChannelAdvisor	1,880	68,864
	Cisco Systems	50,170	1,174,981
†	Citrix Systems	1,540	108,739
	EMC	12,700	324,612
†	EPAM Systems	1,950	67,275
†	ExlService Holdings	1,510	43,005
†	FARO Technologies	2,445	103,106
†	Fortinet	8,730	176,870
†	Google Class A	1,815	1,589,777
†	inContact	9,795	81,005
	Intel	55,910	1,281,457
	International Business Machines	1,330	246,289
†	InterXion Holding	3,040	67,610
	Intuit	15,350	1,017,859
	j2 Global	2,225	110,182
†	Liquidity Services	1,965	65,945
	MasterCard Class A	2,805	1,887,148
	Microsoft	44,130	1,469,970
	Motorola Solutions	17,714	1,051,857
†	NETGEAR	1,745	53,851
	Plantronics	1,670	76,904
†	Proofpoint	4,215	135,386
	QUALCOMM	29,155	1,963,881
†	Rocket Fuel	880	47,291
†	Rofin-Sinar Technologies	3,020	73,114
†	Salesforce.com	3,050	158,326
†	SciQuest	2,715	60,979
†	Semtech	3,275	98,217
†	Shutterfly	1,895	105,893
†	SS&C Technologies Holdings	2,155	82,106
†	Synaptics	2,105	93,209
†	TeleTech Holdings	4,065	101,991
†	Teradata	14,550	806,652
	Texas Instruments	4,870	196,115
†	Trulia	1,830	86,065
†	VeriFone Systems	11,700	267,462

(continues)       47

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology (continued)
† VeriSign	14,800	$753,172
Visa Class A	10,675	2,039,993
Xerox	104,200	1,072,218
† Yahoo	30,200	1,001,432
		25,066,954
Materials – 1.00%
Axiall	2,190	82,760
Boise	7,820	98,532
† Boise Cascade	1,495	40,290
Cabot	3,760	160,590
Celanese Class A	3,580	188,988
† Chemtura	3,480	80,005
duPont (E.I.) deNemours	22,610	1,324,042
Eastman Chemical	2,300	179,170
† Fibria Celulose ADR	27,490	316,685
Innophos Holdings	1,305	68,878
International Paper	2,530	113,344
Kaiser Aluminum	1,195	85,144
Koppers Holdings	635	27,083
Materion	2,410	77,265
MeadWestvaco	3,390	130,108
Neenah Paper	2,450	96,310
Sociedad Quimica y Minera
de Chile ADR	4,700	143,585
Stepan	980	56,575
US Silica Holdings	2,860	71,214
		3,340,568
Telecommunication Services – 1.27%
American Tower	2,470	183,101
AT&T	40,690	1,376,136
Atlantic Tele-Network	1,130	58,907
† Crown Castle International	22,050	1,610,312
Verizon Communications	22,100	1,031,186
		4,259,642
Utilities – 0.59%
APA Group	28,150	156,858
Cleco	2,040	91,474
Edison International	24,100	1,110,046
MDU Resources Group	5,670	158,590
NorthWestern	1,570	70,524
OGE Energy	5,100	184,059
Sempra Energy	1,830	156,648
UIL Holdings	1,540	57,257
		1,985,456
Total U.S. Markets
(cost $68,844,044)		111,649,094

§Developed Markets – 19.29%
Consumer Discretionary – 3.14%
Adidas	2,550	276,603
Bayerische Motoren Werke	9,123	981,125
Benesse Holdings	4,300	156,415
Cie Financiere Richemont Class A	2,200	220,419
Denso	4,600	215,863
Don Quijote	5,300	332,237
Hennes & Mauritz Class B	3,900	169,441
Honda Motor	7,900	301,991
Inditex	2,000	308,505
Kering	2,487	557,341
LVMH Moet Hennessy Louis Vuitton	1,050	206,919
NHK Spring	17,600	180,830
Nitori Holdings	9,774	895,149
Publicis Groupe	12,541	997,614
Shimamura	1,700	169,278
Shimano	2,000	178,880
Sky City Entertainment Group	49,700	165,523
Suzuki Motor	8,700	209,708
Techtronic Industries	175,000	456,192
Toyota Motor	36,489	2,340,553
USS	14,200	205,627
WPP	10,620	218,242
Yue Yuen Industrial Holdings	268,000	748,169
		10,492,624
Consumer Staples – 2.76%
Anheuser-Busch InBev	3,505	347,688
† Aryzta	26,087	1,743,470
British American Tobacco	8,550	449,980
Carlsberg Class B	9,403	969,083
Compass Group	19,100	262,739
Danone	1,975	148,705
Diageo	13,650	433,898
Heineken	3,100	219,625
Japan Tobacco	7,900	284,822
Kao	7,300	227,994
Koninklijke Ahold	9,600	166,322
L’Oreal	1,800	308,965
Nestle	14,150	986,683
Nippon Meat Packers	10,000	143,543
Reckitt Benckiser Group	4,530	331,211
SABMiller	3,070	156,148
Tesco	155,984	906,817
Unilever	5,775	224,534
Unilever CVA	6,305	240,641
Wesfarmers	4,000	153,682
WM Morrison Supermarkets	43,800	198,588
Woolworths	10,000	326,817
		9,231,955
Energy – 1.08%
AMEC	10,330	179,467
BG Group	12,750	243,393
† CGG	6,930	159,751

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Energy (continued)
†	Lundin Petroleum	7,930	$170,747
	Saipem	40,853	887,392
	Subsea 7	30,491	633,835
	Total	14,255	826,260
	Transocean	11,700	520,650
			3,621,495
Financials – 2.76%
	AEON Financial Service	6,000	189,013
	AIA Group	41,600	195,750
	AXA	46,771	1,085,500
	Baloise Holding	1,490	164,805
†	Bank Leumi Le-Israel BM	47,900	178,060
	City Developments	17,000	139,347
	Commonwealth Bank of Australia	4,200	279,162
†	Credit Agricole	14,400	158,784
	Daito Trust Construction	2,000	200,167
	Maiden Holdings	5,700	67,317
	Man Group	126,400	171,519
	Mitsubishi UFJ Financial Group	191,873	1,230,867
	Muenchener Rueckversicherungs	1,270	248,262
	Nomura Holdings	24,900	194,781
	Nordea Bank	92,856	1,120,502
	OCBC Bank	26,000	213,671
	Prudential	10,650	198,135
	QBE Insurance Group	14,750	202,020
	SCOR SE	4,425	146,648
	Seven Bank	46,500	155,785
	Sony Financial Holdings	11,200	205,790
	Standard Chartered	47,624	1,140,962
=	Tokyu Land	17,000	175,993
†	UBS	15,900	325,859
	UniCredit	135,278	863,862
			9,252,561
Healthcare – 2.86%
	Bayer	4,440	523,613
	CSL	5,000	298,472
	Dainippon Sumitomo Pharma	11,900	162,640
	Fresenius	1,800	223,594
	GlaxoSmithKline	25,450	639,883
	Meda Class A	9,084	109,270
	Miraca Holdings	3,600	160,908
	Novartis	21,340	1,641,343
	Novo Nordisk ADR	4,975	841,870
	Novo Nordisk Class B	1,700	287,914
	Roche Holding	3,660	987,682
	Sanofi	11,234	1,137,745
	Shire	5,815	232,627
	Smith & Nephew	15,050	187,764
	Stada Arzneimittel	16,560	839,742
	Teva Pharmaceutical Industries
	ADR	34,200	1,292,076
			9,567,143
Industrials – 3.46%
†	ABB	15,450	364,898
	Aggreko	7,950	206,303
	Alstom	15,739	560,156
†	CNH Industrial	15,700	201,353
	Cobham	38,800	180,406
†	Deutsche Lufthansa	10,450	203,859
	Deutsche Post	36,072	1,196,438
	East Japan Railway	8,341	718,940
	Elbit Systems	3,750	202,346
	European Aeronautic
	Defence & Space	4,680	298,220
	IHI	36,000	152,246
	ITOCHU	85,649	1,055,234
	Kone Class B	2,265	202,315
	Koninklijke Philips Electronics	27,721	894,308
	Mitsubishi Electric	27,000	284,930
	Rexam	95,947	747,676
	Rolls-Royce Holdings	16,800	302,263
	Sandvik	16,150	223,064
	Schindler Holding	1,320	198,331
	Schneider Electric	4,190	354,548
	Singapore Airlines	20,000	166,546
	Sodexo	2,230	208,073
	Swire Pacific Class A	13,500	161,938
	Teleperformance	17,351	838,940
	Travis Perkins	7,185	191,951
	Vinci	17,325	1,008,600
	Volvo Class B	16,800	251,746
	Yamato Holdings	9,600	216,834
			11,592,462
Information Technology – 0.82%
	ASM Pacific Technology	12,650	128,505
	ASML Holding	3,040	300,276
†	CGI Group Class A	42,535	1,492,782
	Computershare	20,300	188,064
	SAP	3,600	266,238
	Seiko Epson	10,900	179,990
	Trend Micro	4,900	183,125
			2,738,980
Materials – 1.68%
	Air Liquide	2,355	328,140
†	Alumina	166,000	158,645
	Anglo American ADR	9,300	114,309
	AuRico Gold	59,031	225,224
	BHP Billiton Limited	14,500	482,506
	Givaudan	165	241,147
	Holcim	3,000	223,661
	Johnson Matthey	4,270	194,033
	Lafarge	11,615	810,453
	Rio Tinto	19,494	951,561

(continues)       49

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Materials (continued)
	Salzgitter AG	4,220	$175,293
	Shin-Etsu Chemical	4,000	245,449
	Syngenta	365	149,170
	Syngenta ADR	8,925	725,603
	Umicore	3,800	184,524
	Yamana Gold	40,551	421,631
			5,631,349
Telecommunication Services – 0.58%
	BT Group	32,400	179,390
	KDDI	22,314	1,146,832
	Softbank	3,300	229,200
	Vodafone Group	113,605	398,734
			1,954,156
Utilities – 0.15%
	National Grid	27,963	330,316
†	Shikoku Electric Power	9,200	156,724
			487,040
Total Developed Markets
	(cost $48,873,608)		64,569,765

XEmerging Markets – 7.01%
Consumer Discretionary – 0.26%
	Grupo Televisa ADR	18,050	504,498
	Hyundai Motor	903	210,710
	Mahindra & Mahindra	11,528	152,534
			867,742
Consumer Staples – 1.03%
	Brasil Foods ADR	21,460	526,414
	China Mengniu Dairy	91,000	408,200
	Cia Brasileira de Distribuicao
	Grupo Pao de Acucar ADR	5,400	248,508
	Fomento Economico
	Mexicano ADR	3,025	293,697
	Hypermarcas	49,100	394,342
@	Lotte Chilsung Beverage	221	348,938
@	Lotte Confectionery	148	234,838
	Tingyi Cayman Islands Holding	73,816	195,795
	Tsingtao Brewery	24,162	183,982
@	Uni-President China Holdings	144,000	143,589
	United Spirits	6,601	267,249
	Wal-Mart de Mexico Class V	74,488	194,962
			3,440,514
Energy – 1.19%
	Cairn India	36,076	183,898
	China Petroleum & Chemical	182,850	143,330
	CNOOC ADR	1,240	250,232
	Gazprom ADR	49,930	439,039
	LUKOIL ADR	5,200	330,512
	PetroChina ADR	1,600	175,920
	Petroleo Brasileiro ADR	39,800	616,502
	Polski Koncern Naftowy Orlen	9,842	139,174
	PTT	22,991	232,225
#@	Reliance Industries GDR 144A	27,558	722,643
	Rosneft Oil GDR	33,100	267,633
	Sasol ADR	4,700	224,613
	Tambang Batubara Bukit
	Asam Persero	123,000	135,481
	YPF ADR	6,400	128,832
			3,990,034
Financials – 1.03%
	Banco Santander Brasil ADR	30,350	210,933
	Bangkok Bank	34,061	213,530
	China Construction Bank	320,449	246,960
#=†	Etalon Group GDR 144A	16,400	79,376
	ICICI Bank ADR	6,200	188,976
	Industrial & Commercial
	Bank of China	564,800	394,770
	Itau Unibanco Holding ADR	19,940	281,553
	KB Financial Group ADR	13,989	489,909
	Powszechna Kasa
	Oszczednosci Bank Polski	10,239	121,622
	Samsung Life Insurance	2,513	244,442
=	Sberbank	133,646	403,629
	Standard Bank Group	23,596	281,495
	UEM Sunrise	353,891	277,086
			3,434,281
Industrials – 0.40%
	All America Latina Logistica	22,719	90,208
†	Empresas ICA SAB de CV ADR	18,800	160,552
†	Gol Linhas Aereas Inteligentes ADR	24,900	121,761
@	KCC	1,344	564,880
	Remgro	9,274	179,048
	Santos Brasil Participacoes	9,600	112,490
	Siam Cement	9,500	129,622
			1,358,561
Information Technology – 1.27%
†	Baidu ADR	5,100	791,418
†	FIH Mobile	258,000	159,950
	Hon Hai Precision Industry	169,086	434,022
†	LG Display ADR	14,700	175,371
	LG Electronics	2,781	184,302
	Samsung Electronics	914	1,162,759
†	SINA	3,300	267,861
†	Sohu.com	5,100	402,033
	Taiwan Semiconductor
	Manufacturing	63,069	214,802
	Taiwan Semiconductor
	Manufacturing ADR	12,400	210,304

	Number of		Value
	Shares		(U.S. $)
Common Stock (continued)
XEmerging Markets (continued)
Information Technology (continued)
United Microelectronics		370,000	$158,321
† WNS Holdings ADR		4,380	92,944
			4,254,087
Materials – 0.60%
† Anglo American Platinum		3,127	135,645
† ArcelorMittal South Africa		17,088	60,092
† Braskem ADR		13,575	216,521
† Cemex ADR		35,440	396,219
† Cemex Latum Holdings		41,949	329,132
@ Gerdau		13,000	80,946
Gerdau ADR		15,500	115,630
Impala Platinum Holdings		6,401	78,975
Siam Cement NVDR		7,500	102,333
Ultratech Cement		5,285	152,907
Vale ADR		22,025	343,810
			2,012,210
Telecommunication Services – 1.23%
America Movil ADR		9,300	184,233
China Mobile ADR		5,425	306,133
China Telecom		440,000	217,274
China Unicom Hong Kong ADR		24,143	372,285
Chunghwa Telecom ADR		6,860	216,639
KT ADR		25,750	431,828
MegaFon GDR		10,100	355,467
Mobile Telesystems ADR		8,000	178,080
MTN Group		11,280	220,109
SK Telecom ADR		38,200	867,140
Telefonica Brasil ADR		10,405	233,488
@ Tim Participacoes ADR		6,200	146,134
† Turkcell Iletisim Hizmetleri ADR		11,650	171,838
Vodacom Group		17,244	213,754
			4,114,402
Total Emerging Markets
(cost $19,958,636)			23,471,831

Total Common Stock
(cost $137,676,288)			199,690,690

Convertible Preferred Stock – 0.36%
ArcelorMittal 6.00%
exercise price $20.61,
expiration date 12/21/15		2,525	54,958
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49		38	40,907
# Chesapeake Energy 144A 5.75%
exercise price $27.83,
expiration date 12/31/49		66	72,971
Cliffs Natural Resources 7.00%
exercise price $35.53,
expiration date 2/1/16		3,375	66,724
Dominion Resources
6.00% exercise price $65.27,
expiration date 7/1/16		590	31,536
6.125% exercise price $65.27,
expiration date 4/1/16		590	31,471
Goodyear Tire & Rubber 5.875%
exercise price $18.21,
expiration date 3/31/14		2,500	159,766
Halcon Resources 5.75%
exercise price $6.16,
expiration date 12/31/49		65	64,350
HealthSouth 6.50%
exercise price $30.50,
expiration date 12/31/49		99	128,601
Huntington Bancshares 8.50%
exercise price $11.95,
expiration date 12/31/49		49	60,760
Intelsat 5.75% exercise price
$22.05, expiration date 5/1/16		2,057	125,621
MetLife 5.00% exercise price
$44.27, expiration date 3/26/14		3,200	91,712
SandRidge Energy 8.50%
exercise price $8.01,
expiration date 12/31/49		1,073	107,783
Wells Fargo 7.50%
exercise price $156.71,
expiration date 12/31/49		138	156,976
Total Convertible Preferred Stock
(cost $1,130,612)			1,194,136

Exchange-Traded Funds – 0.07%
iShares MSCI EAFE Growth Index		2,000	136,260
Vanguard FTSE Developed Markets		2,440	96,575
Total Exchange-Traded Funds
(cost $226,910)			232,835

	Principal
	Amount°
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
5.407% 9/26/33	USD	63,272	64,834
Fannie Mae REMIC Trust
• Series 2002-W11 AV1
0.519% 11/25/32		7,346	6,689
Total Agency Asset-Backed
Securities (cost $70,110)			71,523

Agency Collaterized Mortgage Obligations – 0.36%
Fannie Mae REMICs
Series 1996-46 ZA
7.50% 11/25/26		34,100	39,241

(continues)       51

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal		Value
	Amount°		(U.S. $)
Agency Collaterized Mortgage Obligations (continued)
Fannie Mae REMICs (continued)
Series 2003-26 AT
5.00% 11/25/32	USD	80,620	$84,504
Series 2010-41 PN
4.50% 4/25/40		120,000	129,794
Series 2010-96 DC
4.00% 9/25/25		5,000	5,299
•~ Series 2012-122 SD
5.921% 11/25/42		201,083	43,368
•~ Series 2012-124 SD
5.971% 11/25/42		277,650	64,131
~ Series 2013-26 ID
3.00% 4/25/33		281,805	49,985
~ Series 2013-38 AI
3.00% 4/25/33		278,927	45,583
~ Series 2013-44 DI
3.00% 5/25/33		840,049	148,821
Freddie Mac REMICs
Series 1730 Z
7.00% 5/15/24		25,268	28,950
Series 4065 DE
3.00% 6/15/32		30,000	29,122
•~ Series 4148 SA
5.918% 12/15/42		338,108	69,496
~ Series 4185 LI
3.00% 3/15/33		207,897	36,839
~ Series 4191 CI
3.00% 4/15/33		97,925	16,996
GNMA
Series 2010-113 KE
4.50% 9/20/40		295,000	320,028
NCUA Guaranteed Notes Trust
Series 2010-C1 A2
2.90% 10/29/20		100,000	103,871
Total Agency Collaterized
Mortgage Obligations
(cost $1,203,825)			1,216,028

Agency Mortgage-Backed Securities – 7.99%
Fannie Mae
4.50% 5/1/41		81,565	85,839
6.50% 8/1/17		16,831	18,606
Fannie Mae Relocation 30 yr
5.00% 1/1/36		6,118	6,567
Fannie Mae S.F. 15 yr
2.50% 7/1/27		17,048	17,170
2.50% 2/1/28		312,690	314,924
2.50% 5/1/28		43,745	44,058
3.00% 11/1/27		27,486	28,498
3.50% 7/1/26		104,239	110,092
4.00% 11/1/25		246,835	264,124
5.00% 9/1/18		20,716	22,046
5.50% 6/1/22		2,797	2,946
Fannie Mae S.F. 15 yr TBA
2.50% 10/1/28		2,340,000	2,353,163
2.50% 11/1/28		3,126,000	3,136,746
3.00% 10/1/28		1,135,000	1,175,080
3.00% 11/1/28		2,525,000	2,607,063
3.50% 10/1/28		565,000	596,163
3.50% 11/1/28		1,566,000	1,646,991
Fannie Mae S.F. 20 yr
3.00% 8/1/33		40,686	40,715
3.00% 9/1/33		76,704	76,759
3.50% 4/1/33		15,491	16,047
5.00% 11/1/23		8,214	8,898
5.50% 8/1/28		18,728	20,457
5.50% 12/1/29		13,042	14,252
Fannie Mae S.F. 30 yr
3.50% 7/1/42		13,575	13,830
3.50% 6/1/43		34,479	35,146
4.00% 11/1/40		40,743	42,779
4.00% 1/1/41		188,338	197,715
4.00% 3/1/41		142,612	150,312
4.00% 9/1/41		27,264	28,606
4.00% 3/1/42		204,712	214,804
4.00% 1/1/43		640,651	672,278
4.50% 7/1/36		31,231	33,350
4.50% 4/1/40		38,701	41,320
4.50% 11/1/40		99,673	106,522
4.50% 2/1/41		46,105	49,291
4.50% 3/1/41		202,840	216,891
4.50% 5/1/41		125,642	134,659
4.50% 10/1/41		113,777	121,759
4.50% 11/1/41		106,483	113,924
4.50% 9/1/43		82,878	88,681
5.00% 2/1/35		7,158	7,775
5.50% 1/1/38		82,182	89,735
6.50% 2/1/36		38,823	43,256
7.50% 6/1/31		20,777	24,160
Fannie Mae S.F. 30 yr TBA
3.00% 10/1/43		1,795,000	1,753,491
3.00% 11/1/43		4,326,000	4,213,794
3.50% 10/1/43		776,000	789,944
3.50% 11/1/43		1,450,000	1,471,297
4.00% 10/1/43		200,000	209,781
4.00% 11/1/43		500,000	522,734
4.50% 11/1/43		1,112,000	1,184,280
5.50% 11/1/43		154,000	167,619
Freddie Mac
4.50% 1/1/41		152,027	160,187
Freddie Mac ARM
• 2.498% 7/1/36		25,201	26,832
• 2.592% 4/1/34		10,414	11,009
Freddie Mac S.F. 15 yr
5.00% 6/1/18		23,187	24,565

		Principal		Value
		Amount°		(U.S. $)
Agency Mortgage-Backed Securities (continued)
	Freddie Mac S.F. 30 yr
	3.00% 11/1/42	USD	101,891	$99,335
	4.00% 10/1/40		106,591	111,410
	4.00% 11/1/40		70,027	73,194
	4.00% 12/1/40		4,387	4,587
	4.00% 2/1/42		47,305	49,465
	4.50% 10/1/39		139,394	148,346
	4.50% 3/1/42		461,242	491,145
	4.50% 10/1/43		40,000	42,595
	6.00% 8/1/38		100,628	109,693
	7.00% 11/1/33		22,026	24,802
	GNMA I S.F. 30 yr
	7.50% 9/15/31		17,574	19,322
Total Agency Mortgage-Backed
	Securities (cost $26,262,333)			26,743,424

Commercial Mortgage-Backed Securities – 0.92%
	BAML Commercial Mortgage
	Series 2006-4 A4
	5.634% 7/10/46		135,000	148,026
	Bear Stearns Commercial
	Mortgage Securities
	Series 2004-PWR4 A3
	5.468% 6/11/41		44,740	45,667
	• Series 2005-PW10 A4
	5.405% 12/11/40		240,000	256,325
	• Series 2005-T20 A4A
	5.293% 10/12/42		75,000	80,243
	• Series 2006-PW12 A4
	5.856% 9/11/38		345,000	379,182
t•	Commercial Mortgage Pass
	Through Certificates
	Series 2005-C6 A5A
	5.116% 6/10/44		75,000	79,520
t•	Credit Suisse Mortgage
	Capital Certificates
	Series 2006-C1 AAB
	5.567% 2/15/39		31,266	32,023
#	DB-UBS Mortgage Trust
	Series 2011-LC1A A3 144A
	5.002% 11/10/46		315,000	348,741
#•	FREMF Mortgage Trust
	Series 2012-K21 B 144A
	4.072% 7/25/45		90,000	83,663
	Goldman Sachs Mortgage
	Securities II
	• Series 2004-GG2 A6
	5.396% 8/10/38		204,163	208,150
	Series 2005-GG4 A4A
	4.751% 7/10/39		120,000	125,296
#	Goldman Sachs
	Mortgage Securities Trust
	Series 2010-C1 A2 144A
	4.592% 8/10/43		165,000	179,843
	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2011-C5 A3
	4.171% 8/15/46		130,000	136,910
	Lehman Brothers UBS Commercial
	Mortgage Trust
	Series 2004-C1 A4
	4.568% 1/15/31		47,734	48,287
	• Series 2005-C3 B
	4.895% 7/15/40		55,000	56,834
•	Morgan Stanley Capital I Trust
	Series 2005-HQ7 C
	5.378% 11/14/42		265,000	265,911
#	VNO Mortgage Trust
	Series 2012-6AVE A 144A
	2.996% 11/15/30		315,000	296,406
	WF-RBS Commercial
	Mortgage Trust
	Series 2012-C9 A3
	2.87% 11/15/45		120,000	112,985
	Series 2013-C14 A5
	3.337% 6/15/46		190,000	184,044
Total Commercial Mortgage-Backed
	Securities (cost $3,019,677)			3,068,056

Convertible Bonds – 1.33%
	Advanced Micro Devices 6.00%
	exercise price $28.08,
	expiration date 4/30/15		102,000	106,208
#	Alaska Communications
	Systems Group 144A 6.25%
	exercise price $10.28,
	expiration date 4/27/18		124,000	107,415
	Alere 3.00% exercise price $43.98,
	expiration date 5/15/16		96,000	101,700
	Ares Capital 5.75%
	exercise price $19.13,
	expiration date 2/1/16		122,000	131,608
Φ	ArvinMeritor 4.00%
	exercise price $26.73,
	expiration date 2/12/27		182,000	167,213
	BGC Partners 4.50%
	exercise price $9.84,
	expiration date 7/13/16		112,000	115,500
	Chesapeake Energy
	2.25% exercise price $85.61,
	expiration date 12/14/38		60,000	55,050
	2.50% exercise price $50.90,
	expiration date 5/15/37		62,000	61,225
#	Ciena 144A 3.75%
	exercise price $20.17,
	expiration date 10/15/18		67,000	99,034

(continues)       53

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Convertible Bonds (continued)
	Dendreon 2.875%
	exercise price $51.24,
	expiration date 1/13/16	USD	118,000	$75,520
	Equinix 4.75%
	exercise price $84.32,
	expiration date 6/13/16		33,000	74,250
Φ	General Cable 4.50%
	exercise price $36.34,
	expiration date 11/15/29		151,000	171,102
	Gilead Sciences 1.625%
	exercise price $22.71,
	expiration date 5/1/16		46,000	127,449
	Helix Energy Solutions
	Group 3.25%
	exercise price $25.02,
	expiration date 3/12/32		109,000	145,719
Φ	Hologic 2.00%
	exercise price $31.17,
	expiration date 2/27/42		120,000	120,900
#	Illumina 144A 0.25%
	exercise price $83.55,
	expiration date 3/11/16		63,000	72,056
	Intel 3.25% exercise price $21.94,
	expiration date 8/1/39		66,000	81,840
	Jefferies Group 3.875%
	exercise price $45.62,
	expiration date 10/31/29		123,000	129,381
	L-3 Communications Holdings 3.00%
	exercise price $90.24,
	expiration date 8/1/35		93,000	101,719
	Leap Wireless International 4.50%
	exercise price $93.21,
	expiration date 7/10/14		57,000	58,283
#	Liberty Interactive 144A
	0.75% exercise price $1,000.00,
	expiration date 3/30/43		121,000	137,184
	1.00% exercise price $74.31,
	expiration date 9/28/43		60,000	61,763
	Linear Technology 3.00%
	exercise price $41.46,
	expiration date 4/30/27		62,000	66,146
	Live Nation Entertainment 2.875%
	exercise price $27.14,
	expiration date 7/14/27		99,000	101,413
	MGM Resorts International 4.25%
	exercise price $18.58,
	expiration date 4/10/15		111,000	141,594
	Mylan 3.75% exercise price $13.32,
	expiration date 9/15/15		41,000	119,028
	Nuance Communications 2.75%
	exercise price $32.30,
	expiration date 11/1/31		161,000	163,516
	NuVasive 2.75%
	exercise price $42.13,
	expiration date 6/30/17		176,000	172,480
#	Opko Health 144A 3.00%
	exercise price $7.07,
	expiration date 1/28/33		39,000	50,310
#	Owens-Brockway Glass
	Container 144A 3.00%
	exercise price $47.47,
	expiration date 5/28/15		85,000	88,347
	Peabody Energy 4.75%
	exercise price $57.95,
	expiration date 12/15/41		155,000	125,163
	PHH 4.00% exercise price $25.80,
	expiration date 8/27/14		110,000	120,106
	Rovi 2.625% exercise price $47.36,
	expiration date 2/10/40		81,000	81,810
#	Ryman Hospitality Properties 144A
	3.75% exercise price $21.64,
	expiration date 9/29/14		54,000	87,278
	SanDisk 1.50% exercise price
	$52.17, expiration date 8/11/17		101,000	134,078
	SBA Communications 4.00%
	exercise price $30.38,
	expiration date 9/29/14		35,000	93,253
	Steel Dynamics 5.125%
	exercise price $17.17,
	expiration date 6/15/14		41,000	44,895
	TIBCO Software 2.25%
	exercise price $50.57,
	expiration date 4/30/32		136,000	138,805
	Titan Machinery 3.75%
	exercise price $43.17,
	expiration date 4/30/19		89,000	79,544
#	Vantage Drilling 144A 5.50%
	exercise price $2.39,
	expiration date 7/15/43		77,000	81,861
•	Vector Group 2.50%
	exercise price $17.62,
	expiration date 1/14/19		45,000	53,876
	VeriSign 3.25%
	exercise price $34.37,
	expiration date 8/15/37		84,000	131,880
#	WellPoint 144A 2.75%
	exercise price $75.31,
	expiration date 10/15/42		56,000	71,575
Total Convertible Bonds
	(cost $3,910,406)			4,449,077

Corporate Bonds – 19.69%
Banking – 2.66%
	Abbey National Treasury
	Services 3.05% 8/23/18		155,000	157,647
#	Banco de Costa Rica 144A
	5.25% 8/12/18		200,000	203,100
#	Banco do Brasil 144A
	3.75% 7/25/18	EUR	130,000	177,146
#	Banco Santander Mexico
	144A 4.125% 11/9/22	USD	150,000	138,000

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
	Bancolombia 5.95% 6/3/21	USD	154,000	$157,080
	Bank of America
	3.875% 3/22/17		105,000	111,768
	4.10% 7/24/23		110,000	109,535
	• 5.20% 12/29/49		220,000	193,600
•	Bank of New York Mellon
	4.50% 12/31/49		145,000	125,788
	Barclays Bank 7.625% 11/21/22		200,000	198,750
	BB&T 5.25% 11/1/19		154,000	172,802
#	BBVA Banco Continental
	144A 3.25% 4/8/18		185,000	181,300
	Citigroup
	5.50% 9/13/25		130,000	133,991
	6.25% 6/29/17	NZD	109,000	93,686
	City National 5.25% 9/15/20	USD	130,000	140,151
#	Credit Suisse 144A 6.50% 8/8/23		250,000	253,491
•	Fifth Third Bank 5.10% 12/31/49		255,000	222,488
•	Fifth Third Capital Trust IV
	6.50% 4/15/37		225,000	224,719
	Goldman Sachs Group
	3.375% 2/1/18	CAD	103,000	99,964
#•	HBOS Capital Funding 144A
	6.071% 6/29/49	USD	335,000	329,556
#	HSBC Bank 144A
	4.75% 1/19/21		150,000	162,351
#	ING Bank 144A
	5.80% 9/25/23		400,000	404,758
	JPMorgan Chase
	2.92% 9/19/17	CAD	100,000	96,936
	4.25% 11/2/18	NZD	250,000	197,182
	• 5.15% 12/29/49	USD	100,000	88,000
	5.625% 8/16/43		380,000	378,782
	KeyBank 5.45% 3/3/16		290,000	317,894
	Morgan Stanley
	4.10% 5/22/23		190,000	177,562
	7.375% 2/22/18	AUD	371,000	378,095
	7.60% 8/8/17	NZD	154,000	135,774
•	National City Bank
	0.628% 6/7/17	USD	250,000	245,927
•	PNC Financial Services Group
	4.85% 5/29/49		155,000	133,688
	PNC Funding 5.125% 2/8/20		530,000	590,345
#•	PNC Preferred Funding
	Trust II 144A
	1.477% 3/31/49		300,000	259,500
	Regions Financial
	2.00% 5/15/18		170,000	165,192
	Santander Holdings USA
	3.45% 8/27/18		105,000	107,355
#	Sberbank of Russia 144A
	4.95% 2/7/17		200,000	211,500
	State Street 3.10% 5/15/23		230,000	214,965
•	SunTrust Bank
	0.552% 8/24/15		125,000	123,754
	SVB Financial Group
	5.375% 9/15/20		210,000	231,795
•	USB Capital IX
	3.50% 10/29/49		255,000	196,350
	Wachovia
	• 0.638% 10/15/16		90,000	89,048
	5.25% 8/1/14		115,000	119,434
	Wells Fargo 4.125% 8/15/23		120,000	117,732
	Zions Bancorp
	4.50% 3/27/17		15,000	15,762
	4.50% 6/13/23		185,000	183,809
	7.75% 9/23/14		142,000	150,623
				8,918,675
Basic Industry – 1.66%
	AK Steel 7.625% 5/15/20		55,000	46,475
	ArcelorMittal 10.35% 6/1/19		145,000	179,075
	Barrick Gold 4.10% 5/1/23		100,000	88,229
	BHP Billiton Finance USA
	3.25% 11/21/21		115,000	114,328
	5.00% 9/30/43		145,000	148,258
#	Cemex 144A
	9.50% 6/15/18		200,000	222,500
#	Cemex Espana Luxembourg 144A
	9.25% 5/12/20		75,000	81,000
	CF Industries
	6.875% 5/1/18		220,000	258,731
	7.125% 5/1/20		81,000	95,089
	Dow Chemical 8.55% 5/15/19		776,000	990,839
#	FMG Resources August 2006 144A
	6.875% 4/1/22		164,000	164,820
#	Freeport-McMoRan Copper & Gold
	144A 3.875% 3/15/23		140,000	129,324
	Georgia-Pacific 8.00% 1/15/24		325,000	418,652
#	Glencore Funding 144A
	2.50% 1/15/19		185,000	173,626
	Headwaters 7.625% 4/1/19		130,000	137,150
	International Paper
	6.00% 11/15/41		245,000	262,754
	7.50% 8/15/21		45,000	55,461
#	Kazatomprom Natsionalnaya
	Atomnaya Kompaniya
	144A 6.25% 5/20/15		100,000	105,500
	LyondellBasell Industries
	5.75% 4/15/24		210,000	235,341
	Mohawk Industries 6.375% 1/15/16		27,000	29,801
	Norcraft 10.50% 12/15/15		62,000	64,403
	Nortek 8.50% 4/15/21		110,000	120,175
	Novelis 8.75% 12/15/20		90,000	99,225
	Nucor 4.00% 8/1/23		75,000	73,549

(continues)       55

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
	Plains Exploration & Production
	6.50% 11/15/20	USD	100,000	$107,409
#	PolyOne 144A
	5.25% 3/15/23		70,000	66,500
	Rio Tinto Finance USA
	2.25% 12/14/18		165,000	162,883
	Rockwood Specialties Group
	4.625% 10/15/20		70,000	70,700
	Ryerson
	9.00% 10/15/17		55,000	57,200
	11.25% 10/15/18		20,000	20,750
	Teck Resources 3.75% 2/1/23		105,000	96,841
#	TPC Group 144A
	8.75% 12/15/20		60,000	61,650
#	U.S. Coatings Acquisition 144A
	7.375% 5/1/21		150,000	157,500
	Vale Overseas 5.625% 9/15/19		55,000	59,996
#	Vedanta Resources 144A
	6.00% 1/31/19		200,000	191,000
	Weyerhaeuser
	4.625% 9/15/23		195,000	199,098
				5,545,832
Brokerage – 0.11%
	Jefferies Group
	5.125% 1/20/23		40,000	40,388
	6.45% 6/8/27		50,000	51,250
	6.50% 1/20/43		30,000	29,775
	Lazard Group 6.85% 6/15/17		210,000	238,224
				359,637
Capital Goods – 0.54%
	Ball 4.00% 11/15/23		135,000	121,838
	Berry Plastics 9.75% 1/15/21		95,000	110,200
#	Consolidated Container 144A
	10.125% 7/15/20		45,000	48,375
#	Crown Americas 144A
	4.50% 1/15/23		40,000	36,800
	Energizer Holdings
	4.70% 5/24/22		230,000	233,544
	General Electric Capital
	Canada Funding
	2.42% 5/31/18	CAD	127,000	121,099
#	Ingersoll-Rand Global
	Holding 144A
	4.25% 6/15/23	USD	510,000	507,481
#	Milacron 144A
	7.75% 2/15/21		80,000	83,000
#	Plastipak Holdings 144A
	10.625% 8/15/19		47,000	53,534
	Rock Tenn
	3.50% 3/1/20		5,000	4,951
	4.00% 3/1/23		175,000	169,881
#	Sealed Air 144A
	6.50% 12/1/20		90,000	94,725
	TransDigm
	# 144A 7.50% 7/15/21		90,000	97,200
	7.50% 7/15/21		20,000	21,600
	URS
	# 144A 4.35% 4/1/17		20,000	20,452
	# 144A 5.50% 4/1/22		75,000	75,586
				1,800,266
Consumer Cyclical – 1.11%
	American Axle & Manufacturing
	6.25% 3/15/21		100,000	103,500
	AmeriGas Finance 6.75% 5/20/20		75,000	80,063
	Chrysler Group 8.25% 6/15/21		200,000	225,000
	Cummins 3.65% 10/1/23		190,000	191,678
#	Daimler Finance North
	America 144A
	2.25% 7/31/19		215,000	210,786
	Dave & Buster’s 11.00% 6/1/18		25,000	27,750
	Delphi 6.125% 5/15/21		135,000	148,163
	Ford Motor 7.45% 7/16/31		108,000	132,152
	Ford Motor Credit 12.00% 5/15/15		185,000	217,506
#	General Motors 144A
	3.50% 10/2/18		120,000	120,300
	Hanesbrands 6.375% 12/15/20		85,000	92,013
	HD Supply
	# 144A 7.50% 7/15/20		47,000	48,821
	11.00% 4/15/20		45,000	54,113
	Historic TW 6.875% 6/15/18		275,000	330,534
	Home Depot 3.75% 2/15/24		175,000	177,479
	Host Hotels & Resorts
	3.75% 10/15/23		125,000	115,943
	4.75% 3/1/23		130,000	130,844
	5.25% 3/15/22		65,000	67,581
	5.875% 6/15/19		45,000	48,607
	International Game Technology
	5.35% 10/15/23		150,000	153,527
	Levi Strauss 6.875% 5/1/22		125,000	133,125
#	LKQ 144A
	4.75% 5/15/23		15,000	13,950
	Marriott International
	3.375% 10/15/20		105,000	104,820
	Meritor 6.75% 6/15/21		55,000	54,725
	QVC 4.375% 3/15/23		330,000	307,477
	Rite Aid 9.25% 3/15/20		85,000	96,900
	Sally Holdings 5.75% 6/1/22		85,000	85,638
	Suburban Propane Partners
	7.375% 8/1/21		32,000	34,400
	Tomkins 9.00% 10/1/18		28,000	30,660
#	TRW Automotive 144A
	4.50% 3/1/21		100,000	101,000
	Wyndham Worldwide
	5.625% 3/1/21		80,000	86,546
				3,725,601

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical – 1.23%
	Accellent 8.375% 2/1/17	USD	50,000	$52,313
	Alere 7.25% 7/1/18		15,000	16,275
#	BFF International 144A
	7.25% 1/28/20		100,000	111,000
	Biomet
	6.50% 8/1/20		75,000	77,813
	6.50% 10/1/20		20,000	20,375
	Boston Scientific
	2.65% 10/1/18		85,000	85,136
	6.00% 1/15/20		170,000	194,680
#	BRF 144A
	5.875% 6/6/22		200,000	199,500
	CareFusion 6.375% 8/1/19		265,000	303,863
	Celgene
	3.95% 10/15/20		230,000	236,513
	4.00% 8/15/23		15,000	14,972
	Community Health Systems
	8.00% 11/15/19		40,000	42,150
	Constellation Brands
	3.75% 5/1/21		15,000	13,894
	6.00% 5/1/22		100,000	107,000
	Del Monte 7.625% 2/15/19		90,000	93,825
	Edwards Lifesciences
	2.875% 10/15/18		180,000	179,500
#	Fresenius Medical Care US
	Finance II 144A
	5.875% 1/31/22		85,000	87,550
	HCA Holdings 6.25% 2/15/21		77,000	78,444
	Jarden
	6.125% 11/15/22		45,000	46,856
	7.50% 1/15/20		25,000	27,219
#	MultiPlan 144A
	9.875% 9/1/18		120,000	133,200
#	Mylan 144A
	3.125% 1/15/23		150,000	136,704
	NBTY 9.00% 10/1/18		65,000	71,663
#	Pernod-Ricard 144A
	5.75% 4/7/21		450,000	502,751
	Quest Diagnostics
	4.70% 4/1/21		95,000	100,580
	Radnet Management
	10.375% 4/1/18		42,000	44,625
	Scotts Miracle-Gro
	6.625% 12/15/20		40,000	42,700
	Smithfield Foods
	6.625% 8/15/22		100,000	103,375
#	Spectrum Brands Escrow 144A
	6.375% 11/15/20		95,000	99,275
	Tenet Healthcare
	8.00% 8/1/20		40,000	42,500
#	Valeant Pharmaceuticals
	International 144A
	7.00% 10/1/20		20,000	21,300
#	Valeant Pharmaceuticals
	International Escrow 144A
	6.375% 10/15/20		70,000	73,150
#	Want Want China Finance 144A
	1.875% 5/14/18		200,000	191,457
	Yale University 2.90%
	10/15/14		80,000	82,098
	Zimmer Holdings
	3.375% 11/30/21		165,000	161,336
	4.625% 11/30/19		125,000	136,600
#	Zoetis 144A
	3.25% 2/1/23		190,000	181,242
				4,113,434
Energy – 3.26%
	Antero Resources Finance
	6.00% 12/1/20		35,000	35,525
	BP Capital Markets
	3.994% 9/26/23		155,000	156,549
	Bristow Group 6.25% 10/15/22		90,000	93,938
	Chesapeake Energy
	5.375% 6/15/21		10,000	10,025
	5.75% 3/15/23		170,000	171,275
#	CNOOC Curtis Funding 144A
	4.50% 10/3/23		200,000	201,670
	Comstock Resources 7.75% 4/1/19		40,000	41,600
	Continental Resources
	4.50% 4/15/23		80,000	78,900
	Ecopetrol
	4.25% 9/18/18		55,000	56,719
	7.625% 7/23/19		148,000	175,750
	El Paso Pipeline Partners Operating
	6.50% 4/1/20		240,000	277,183
	Enbridge Energy Partners
	4.00% 10/1/23		90,000	90,278
	• 8.05% 10/1/37		350,000	394,498
	Energy Transfer Partners
	3.60% 2/1/23		440,000	410,652
	4.15% 10/1/20		20,000	20,585
	5.95% 10/1/43		5,000	4,981
	9.70% 3/15/19		105,000	134,432
	Enterprise Products Operating
	• 7.034% 1/15/68		390,000	434,279
	9.75% 1/31/14		135,000	138,929
#	Gazprom 144A
	4.95% 5/23/16		200,000	211,500
#	Gazprom Neft 144A
	4.375% 9/19/22		200,000	185,000
	Halcon Resources 8.875% 5/15/21		105,000	108,150

(continues)       57

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Halliburton 3.50% 8/1/23	USD	510,000	$506,536
	Hercules Offshore
	#144A 8.75% 7/15/21		30,000	31,950
	#144A 10.50% 10/15/17		115,000	122,331
#	KazMunayGas National 144A
	9.125% 7/2/18		200,000	245,750
	Key Energy Services 6.75% 3/1/21		105,000	104,475
	Kinder Morgan Energy Partners
	4.15% 2/1/24		110,000	108,160
	9.00% 2/1/19		195,000	249,821
	Kodiak Oil & Gas 8.125% 12/1/19		95,000	104,263
	Linn Energy
	6.50% 5/15/19		25,000	24,125
	#144A 6.75% 11/1/19		15,000	14,213
	8.625% 4/15/20		47,000	48,821
	Lukoil International Finance
	6.125% 11/9/20		425,000	454,750
#	Midstates Petroleum 144A
	9.25% 6/1/21		95,000	94,288
#	Murphy Oil USA
	144A 6.00% 8/15/23		80,000	80,000
#	Nabors Industries 144A
	5.10% 9/15/23		125,000	127,219
	Newfield Exploration
	5.625% 7/1/24		100,000	97,250
	Noble Holding International
	3.95% 3/15/22		180,000	173,934
	ONGC Videsh 2.50% 5/7/18		200,000	185,948
#	Pacific Rubiales Energy 144A
	7.25% 12/12/21		200,000	211,000
	PDC Energy 7.75% 10/15/22		45,000	47,925
	Petrobras Global Finance BV
	•2.408% 1/15/19		35,000	34,423
	3.00% 1/15/19		210,000	198,013
	Petrobras International Finance
	5.375% 1/27/21		257,000	259,463
	Petrohawk Energy 7.25% 8/15/18		150,000	163,125
	Petroleos de Venezuela
	9.00% 11/17/21		244,000	200,080
	Petroleos Mexicanos
	•2.286% 7/18/18		100,000	103,250
	3.50% 7/18/18		130,000	131,950
	6.50% 6/2/41		25,000	26,034
	Plains All American Pipeline
	8.75% 5/1/19		200,000	256,465
	Pride International
	6.875% 8/15/20		410,000	489,312
#	PTT Exploration & Production 144A
	3.707% 9/16/18		200,000	202,209
	Range Resources 5.00% 8/15/22		125,000	121,563
#	Regency Energy Partners 144A
	4.50% 11/1/23		155,000	141,050
	Rosetta Resources 5.625% 5/1/21		160,000	152,800
#	Samson Investment 144A
	10.25% 2/15/20		105,000	111,825
	SandRidge Energy
	7.50% 3/15/21		30,000	30,450
	8.125% 10/15/22		125,000	126,875
	Talisman Energy
	3.75% 2/1/21		70,000	68,434
	5.50% 5/15/42		305,000	285,152
	Total Capital 2.125% 8/10/18		635,000	641,452
•	TransCanada PipeLines
	6.35% 5/15/67		505,000	521,553
	Williams Partners 7.25% 2/1/17		165,000	192,257
				10,922,912
Financials – 0.83%
	CDP Financial
	#144A 4.40% 11/25/19		250,000	277,732
	#144A 5.60% 11/25/39		250,000	286,245
	CME Group 5.30% 9/15/43		90,000	93,187
	E Trade Financial 6.375% 11/15/19		90,000	96,300
	General Electric Capital
	2.10% 12/11/19		20,000	19,697
	4.375% 9/16/20		180,000	191,791
	6.00% 8/7/19		240,000	279,658
	•6.25% 12/15/49		300,000	304,229
	•7.125% 12/15/49		100,000	109,170
#	Hyundai Capital America 144A
	2.125% 10/2/17		85,000	84,872
	International Lease Finance
	5.875% 4/1/19		50,000	52,306
	6.25% 5/15/19		98,000	103,390
	8.25% 12/15/20		225,000	257,063
	8.75% 3/15/17		35,000	40,338
#	Nuveen Investments 144A
	9.50% 10/15/20		150,000	147,375
#	Temasek Financial I 144A
	2.375% 1/23/23		250,000	229,435
#	Woodside Finance 144A
	8.75% 3/1/19		155,000	197,915
				2,770,703
Insurance – 0.82%
•	Allstate 5.75% 8/15/53		150,000	146,531
	American International Group
	4.125% 2/15/24		20,000	20,056
	8.25% 8/15/18		145,000	181,165
•	Chubb
	6.375% 3/29/67		220,000	237,050
	Highmark
	#144A 4.75% 5/15/21		75,000	71,032
	#144A 6.125% 5/15/41		30,000	28,390

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Insurance (continued)
#	Hockey Merger Sub 2 144A
	7.875% 10/1/21	USD	110,000	$110,688
•	ING Groep
	5.775% 12/29/49		55,000	55,963
	ING US
	2.90% 2/15/18		150,000	150,766
	•5.65% 5/15/53		175,000	160,610
	Liberty Mutual Group
	#144A 4.25% 6/15/23		180,000	175,900
	#144A 6.50% 5/1/42		85,000	92,036
	#•144A 7.00% 3/15/37		70,000	71,400
	MetLife 6.40% 12/15/36		20,000	20,325
#	MetLife Capital Trust X 144A
	9.25% 4/8/38		400,000	510,000
	Prudential Financial
	3.875% 1/14/15		40,000	41,590
	•5.625% 6/15/43		80,000	75,750
	•5.875% 9/15/42		265,000	261,025
	6.00% 12/1/17		155,000	179,870
•	XL Group
	6.50% 12/29/49		150,000	144,375
				2,734,522
Media – 0.61%
	CCO Holdings
	5.25% 9/30/22		55,000	51,150
	7.00% 1/15/19		25,000	26,531
	7.375% 6/1/20		10,000	10,850
	Clear Channel Worldwide Holdings
	7.625% 3/15/20		90,000	93,300
#	COX Communications 144A
	3.25% 12/15/22		205,000	182,396
	CSC Holdings 6.75% 11/15/21		40,000	43,000
	DISH DBS
	5.875% 7/15/22		105,000	103,950
	7.875% 9/1/19		49,000	56,105
#	Myriad International Holdings 144A
	6.375% 7/28/17		200,000	218,500
#	Nara Cable Funding 144A
	8.875% 12/1/18		200,000	212,000
	Sinclair Television Group
	5.375% 4/1/21		170,000	162,350
	6.125% 10/1/22		60,000	59,850
#	Sirius XM Radio 144A
	4.625% 5/15/23		135,000	123,525
	Time Warner Cable
	5.85% 5/1/17		155,000	168,697
	8.25% 4/1/19		170,000	197,014
#	Univision Communications 144A
	5.125% 5/15/23		200,000	192,500
#	UPCB Finance III 144A
	6.625% 7/1/20		150,000	159,750
				2,061,468
Real Estate – 0.84%
	Alexandria Real Estate Equities
	3.90% 6/15/23		10,000	9,410
	4.60% 4/1/22		175,000	176,175
	American Tower Trust I
	#144A 1.551% 3/15/18		50,000	48,835
	#144A 3.07% 3/15/23		135,000	128,236
	BRE Properties 3.375% 1/15/23		200,000	186,066
	Corporate Office Properties
	3.60% 5/15/23		95,000	86,281
	5.25% 2/15/24		130,000	133,685
	DDR
	4.625% 7/15/22		45,000	45,899
	4.75% 4/15/18		65,000	70,232
	7.50% 4/1/17		30,000	35,072
	7.875% 9/1/20		107,000	131,146
	Digital Realty Trust 5.25% 3/15/21		315,000	331,594
	Duke Realty 3.625% 4/15/23		165,000	153,756
	Liberty Property 4.40% 2/15/24		120,000	119,883
	National Retail Properties
	3.30% 4/15/23		190,000	173,003
	ProLogis 4.25% 8/15/23		195,000	194,335
	Regency Centers
	4.80% 4/15/21		80,000	84,221
	5.875% 6/15/17		100,000	111,498
	UDR 3.70% 10/1/20		60,000	60,396
#•	USB Realty 144A
	1.415% 12/22/49		100,000	86,000
#	WEA Finance 144A
	4.625% 5/10/21		255,000	269,421
	Weingarten Realty Investors
	3.50% 4/15/23		175,000	163,071
				2,798,215
Services – 0.43%
	Ameristar Casinos 7.50% 4/15/21		105,000	114,713
	Avis Budget Car Rental
	5.50% 4/1/23		135,000	125,550
	FTI Consulting 6.75% 10/1/20		40,000	42,500
#	Geo Group 144A
	5.125% 4/1/23		20,000	18,400
	H&E Equipment Services
	7.00% 9/1/22		80,000	85,600
#	Korea Expressway 144A
	1.875% 10/22/17		200,000	195,788
	M/I Homes 8.625% 11/15/18		80,000	86,400
	MGM Resorts International
	11.375% 3/1/18		105,000	134,138
	PHH 7.375% 9/1/19		50,000	52,750
	Pinnacle Entertainment
	8.75% 5/15/20		5,000	5,500
	Ryland Group 8.40% 5/15/17		52,000	60,190

(continues)       59

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Services (continued)
	Standard Pacific 10.75% 9/15/16	USD	75,000	$90,000
	United Rentals North America
	6.125% 6/15/23		75,000	75,750
	10.25% 11/15/19		71,000	80,585
	Western Union
	2.875% 12/10/17		40,000	40,905
	3.65% 8/22/18		95,000	98,685
	Wynn Las Vegas
	#144A 4.25% 5/30/23		75,000	68,906
	7.75% 8/15/20		70,000	78,925
				1,455,285
Technology – 1.34%
	Apple 2.40% 5/3/23		555,000	503,433
#	Avaya 144A
	7.00% 4/1/19		50,000	47,000
	Baidu 3.25% 8/6/18		235,000	235,480
#	BMC Software Finance 144A
	8.125% 7/15/21		80,000	83,400
	Broadridge Financial Solutions
	3.95% 9/1/20		85,000	85,960
	Cisco Systems 4.45% 1/15/20		630,000	694,749
	eBay 4.00% 7/15/42		225,000	190,941
	EMC 2.65% 6/1/20		515,000	510,566
	Equinix
	4.875% 4/1/20		53,000	51,675
	5.375% 4/1/23		42,000	39,900
	Fidelity National
	Information Services
	3.50% 4/15/23		205,000	184,768
	First Data 11.25% 3/31/16		80,000	80,400
	GXS Worldwide 9.75% 6/15/15		161,000	165,729
	Jabil Circuit 7.75% 7/15/16		28,000	31,850
	National Semiconductor
	6.60% 6/15/17		240,000	280,911
	NetApp
	2.00% 12/15/17		75,000	73,912
	3.25% 12/15/22		165,000	151,798
#	NXP Funding 144A
	5.75% 3/15/23		200,000	198,500
#	Samsung Electronics
	America 144A
	1.75% 4/10/17		200,000	199,770
#	Seagate HDD Cayman 144A
	4.75% 6/1/23		75,000	72,563
	Symantec 4.20% 9/15/20		115,000	118,549
#	Tencent Holdings 144A
	3.375% 3/5/18		200,000	202,839
	Total System Services
	2.375% 6/1/18		90,000	87,896
	3.75% 6/1/23		140,000	129,839
#	VeriSign 144A
	4.625% 5/1/23		80,000	75,600
				4,498,028
Telecommunications – 1.77%
	AMC Networks 4.75% 12/15/22		105,000	98,700
	CC Holdings GS V
	3.849% 4/15/23		95,000	85,831
	CenturyLink 5.80% 3/15/22		315,000	298,463
#	Clearwire Communications 144A
	12.00% 12/1/15		84,000	88,095
#	Columbus International 144A
	11.50% 11/20/14		175,000	189,000
#	Crown Castle Towers 144A
	4.883% 8/15/20		520,000	552,618
#	Digicel Group 144A
	10.50% 4/15/18		200,000	217,000
#	DigitalGlobe 144A
	5.25% 2/1/21		100,000	96,000
	Hughes Satellite Systems
	7.625% 6/15/21		40,000	43,300
#	Intelsat Jackson Holdings 144A
	5.50% 8/1/23		120,000	112,800
	Intelsat Luxembourg
	#144A 7.75% 6/1/21		40,000	41,550
	#144A 8.125% 6/1/23		165,000	174,694
	Lamar Media 5.00% 5/1/23		100,000	93,250
	Level 3 Communications
	11.875% 2/1/19		40,000	46,200
	Level 3 Financing
	10.00% 2/1/18		82,000	88,150
#	MDC Partners 144A
	6.75% 4/1/20		105,000	106,838
	MetroPCS Wireless
	6.625% 11/15/20		45,000	46,800
#	Millicom International
	Cellular 144A
	4.75% 5/22/20		200,000	186,500
#	MTS International
	Funding 144A
	8.625% 6/22/20		100,000	117,375
#	News America 144A
	4.00% 10/1/23		45,000	45,139
#	Qtel International Finance 144A
	3.25% 2/21/23		200,000	182,040
	Qwest 6.75% 12/1/21		105,000	112,940
#	SBA Tower Trust 144A
	2.24% 4/16/18		100,000	98,846
#	SES 144A
	3.60% 4/4/23		315,000	298,181
	Sprint
	#144A 7.25% 9/15/21		55,000	55,688
	#144A 7.875% 9/15/23		40,000	40,900
	Sprint Capital 6.90% 5/1/19		115,000	118,738
	Sprint Nextel
	6.00% 12/1/16		40,000	42,500
	8.375% 8/15/17		45,000	51,075

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
	Telefonica Emisiones
	3.192% 4/27/18	USD	450,000	$444,478
#	Telemar Norte Leste 144A
	5.50% 10/23/20		216,000	192,240
#	Telesat Canada 144A
	6.00% 5/15/17		70,000	73,063
	Verizon Communications
	5.15% 9/15/23		280,000	300,688
	6.40% 9/15/33		270,000	300,715
	Virgin Media Secured Finance
	6.50% 1/15/18		490,000	511,438
	Vivendi
	#144A 3.45% 1/12/18		240,000	242,995
	#144A 6.625% 4/4/18		15,000	16,981
	Windstream
	7.50% 4/1/23		30,000	29,775
	#144A 7.75% 10/1/21		70,000	72,625
				5,914,209
Transportation – 0.32%
	Air Medical Group Holdings
	9.25% 11/1/18		73,000	78,840
	Burlington Northern Santa Fe
	5.15% 9/1/43		220,000	222,089
#	DP World Sukuk 144A
	6.25% 7/2/17		200,000	219,500
	ERAC USA Finance
	#144A 4.50% 8/16/21		20,000	20,899
	#144A 5.25% 10/1/20		180,000	200,074
	Norfolk Southern 4.80% 8/15/43		100,000	97,562
	United Parcel Service
	5.125% 4/1/19		215,000	247,204
				1,086,168
Utilities – 2.16%
	AES
	4.875% 5/15/23		100,000	94,000
	7.375% 7/1/21		28,000	30,940
	8.00% 6/1/20		55,000	62,975
	Ameren Illinois
	9.75% 11/15/18		335,000	449,719
#	American Transmission
	Systems 144A
	5.25% 1/15/22		255,000	274,991
	CenterPoint Energy
	5.95% 2/1/17		135,000	153,227
	CMS Energy 6.25% 2/1/20		110,000	126,948
	ComEd Financing III
	6.35% 3/15/33		170,000	163,200
#•	Electricite de France 144A
	5.25% 12/29/49		300,000	284,282
#•	Enel SpA 144A
	8.75% 9/24/73		200,000	202,363
	Entergy Louisiana
	4.05% 9/1/23		260,000	266,782
#	Eskom Holdings 144A
	6.75% 8/6/23		200,000	206,540
	Exelon Generation
	4.25% 6/15/22		240,000	236,687
	GenOn Americas Generation
	8.50% 10/1/21		100,000	106,500
	GenOn Energy 9.875% 10/15/20		75,000	83,063
	Great Plains Energy
	4.85% 6/1/21		85,000	90,925
	f5.292% 6/15/22		220,000	237,972
	Indiana Michigan Power
	3.20% 3/15/23		175,000	166,161
•	Integrys Energy Group
	6.11% 12/1/66		260,000	262,787
	Ipalco Enterprises 5.00% 5/1/18		100,000	104,250
#	Jersey Central Power & Light 144A
	4.70% 4/1/24		130,000	131,899
#	Korea Gas 144A
	2.875% 7/29/18		200,000	200,097
	LG&E & KU Energy
	3.75% 11/15/20		100,000	101,420
	4.375% 10/1/21		265,000	275,009
#	Narragansett Electric 144A
	4.17% 12/10/42		80,000	71,584
•	National Rural Utilities Cooperative
	Finance 4.75% 4/30/43		195,000	180,863
	NextEra Energy Capital Holdings
	3.625% 6/15/23		65,000	61,833
	•6.35% 10/1/66		415,000	419,433
	Nisource Finance
	3.85% 2/15/23		35,000	34,264
	4.80% 2/15/44		185,000	166,304
	5.80% 2/1/42		130,000	135,192
	NRG Energy 7.875% 5/15/21		55,000	59,125
	NV Energy 6.25% 11/15/20		210,000	245,458
	Pennsylvania Electric 5.20% 4/1/20		130,000	140,837
•	PPL Capital Funding
	6.70% 3/30/67		135,000	137,806
	Public Service Oklahoma
	5.15% 12/1/19		195,000	221,888
	Puget Energy
	6.00% 9/1/21		85,000	92,859
•	Puget Sound Energy
	6.974% 6/1/67		344,000	358,508
	SCANA 4.125% 2/1/22		170,000	166,271
•	Wisconsin Energy
	6.25% 5/15/67		405,000	413,431
				7,218,393
Total Corporate Bonds
	(cost $64,645,958)			65,923,348

(continues)       61

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Municipal Bonds – 0.42%
	California Statewide Communities
	Development Authority
	(Kaiser Permanente)
	Series A 5.00% 4/1/42	USD	100,000	$100,378
	Fairfax County, Virginia
	Series B 5.00% 4/1/24		60,000	72,456
	Golden State, California Tobacco
	Securitization Corporation
	Settlement Revenue
	(Asset-Backed Senior Notes)
	Series A-1
	5.125% 6/1/47		175,000	122,616
	5.75% 6/1/47		180,000	138,841
	Grand Parkway, Texas Transportation
	Subordinated Tier Toll Revenue
	Series B 5.00% 4/1/53		110,000	107,954
	New Jersey State Transportation
	Trust Fund
	Series A 5.00% 6/15/42		25,000	25,440
	Series AA 5.00% 6/15/44		70,000	71,180
	New York City Transitional
	Finance Authority
	(New York City Recovery)
	Series 13 5.00% 11/1/22		65,000	77,308
	New York City, New York
	Series I 5.00% 8/1/22		50,000	58,760
	Oregon State Taxable Pension
	5.892% 6/1/27		200,000	239,886
	Prince George’s County,
	Maryland Consolidated
	Public Improvement
	Series A 5.00% 3/1/22		35,000	42,267
	State of Georgia
	Series D 5.00% 2/1/23		85,000	102,993
	State of Maryland Local Facilities
	Series A 5.00% 8/1/21		65,000	78,415
	State of North Carolina
	Series C 5.00% 5/1/22		65,000	78,587
	Texas A&M University
	Series D 5.00% 5/15/22		15,000	17,997
	Series D 5.00% 5/15/23		15,000	18,061
	Texas Private Activity Bond Surface
	Transportation Senior
	Lien Revenue
	Bond (NTE Mobility)
	6.75% 6/30/43 (AMT)		50,000	52,049
Total Municipal Bonds
	(cost $1,366,258)			1,405,188

Non-Agency Asset-Backed Securities – 0.49%
•	Ally Master Owner Trust
	Series 2013-2 A
	0.632% 4/15/18		185,000	184,575
#	Avis Budget Rental Car
	Funding AESOP
	Series 2011-2A A 144A
	2.37% 11/20/14		120,000	121,714
#	California Republic Auto
	Receivables Trust
	Series 2013-1 A2 144A
	1.41% 9/17/18		100,000	99,763
	Capital One Multi-Asset
	Execution Trust
	Series 2007-A7 A7
	5.75% 7/15/20		165,000	191,221
	CenterPoint Energy
	Transition Bond
	Series 2012-1 A2
	2.161% 10/15/21		100,000	100,091
	Citibank Credit Card Issuance Trust
	Series 2007-A3 A3
	6.15% 6/15/39		100,000	114,680
#	Enterprise Fleet Financing
	Series 2012-1 A2 144A
	1.14% 11/20/17		139,757	140,004
#	FRS I
	Series 2013-1A A1 144A
	1.80% 4/15/43		93,549	93,020
	General Electric Capital Credit
	Card Master
	Note Trust
	Series 2012-6 A
	1.36% 8/17/20		150,000	148,353
#	Great America
	Leasing Receivables
	Series 2013-1 B 144A
	1.44% 5/15/18		100,000	99,053
	Mid-State Trust XI
	Series 11 A1
	4.864% 7/15/38		72,696	77,605
	Residential Asset Securities
	•Series 2006-KS3 AI3
	0.349% 4/25/36		57,524	57,032
#•	Trafigura Securitisation Finance
	Series 2012-1A A 144A
	2.582% 10/15/15		135,000	135,960
#	Trinity Rail Leasing
	Series 2012-1A A1 144A
	2.266% 1/15/43		92,398	90,811
Total Non-Agency Asset-Backed
	Securities (cost $1,634,897)			1,653,882

		Principal		Value
		Amount°		(U.S. $)
Non-Agency Collateralized Mortgage Obligations – 0.10%
•	American Home Mortgage
	Investment Trust
	Series 2005-2 5A1
	5.064% 9/25/35	USD	24,330	$24,293
	Bank of America Alternative
	Loan Trust
	Series 2005-3 2A1
	5.50% 4/25/20		63,984	66,802
	Series 2005-6 7A1
	5.50% 7/25/20		7,869	8,170
•	ChaseFlex Trust
	Series 2006-1 A4
	5.386% 6/25/36		110,000	93,012
#•	GSMPS Mortgage Loan Trust
	Series 1998-3 A 144A
	7.75% 9/19/27		26,439	27,896
•	MASTR ARM Trust
	Series 2005-6 7A1
	5.195% 6/25/35		68,060	63,545
#•	MASTR Specialized Loan Trust
	Series 2005-2 A2 144A
	5.006% 7/25/35		18,669	18,764
•	Wells Fargo Mortgage-
	Backed Securities Trust
	Series 2006-AR5 2A1
	2.64% 4/25/36		29,442	26,867
Total Non-Agency Collateralized
	Mortgage Obligations
	(cost $282,312)			329,349

ΔRegional Bonds – 0.45%
Australia – 0.45%
	New South Wales Treasury
	3.75% 11/20/20	AUD	157,000	184,071
	6.00% 3/1/22	AUD	411,000	428,623
	Queensland Treasury
	4.25% 7/21/23	AUD	102,000	91,301
	Victoria Treasury
	5.50% 12/17/24	AUD	221,000	222,073
	6.00% 10/17/22	AUD	572,000	597,828
Total Regional Bonds
	(cost $1,725,835)			1,523,896

«Senior Secured Loans – 3.08%
	Activision Blizzard Tranche B
	1st Lien 3.25% 9/12/20	USD	255,000	255,319
	Avis Budget Car Rental Tranche B
	1st Lien 3.00% 3/15/19		164,175	163,423
	Burlington Coat Factory
	Warehouse Tranche B2
	4.25% 2/23/17		448,667	450,574
	Calpine Construction
	Finance Tranche B
	3.00% 5/1/20		508,725	499,717
	Chrysler Group Tranche B
	4.25% 5/24/17		19,898	20,070
	Community Health Systems
	Ω@5.25% 7/30/14		60,180	60,180
	Ω@5.753% 7/30/14		64,820	64,820
Ω@	CPG International
	6.00% 9/4/14		105,000	105,000
	Davita Tranche B2 4.00% 8/1/19		248,125	249,490
	Dell Tranche B 4.50% 3/24/20		60,000	59,106
	Delta Air Lines Tranche B 1st Lien
	4.25% 4/15/17		151,832	152,564
	Drillships Financing
	Holdings Tranche
	B1 6.00% 2/17/21		130,000	131,408
	Emdeon 1st Lien 3.75% 11/2/18		152,301	152,666
	First Data 1st Lien 4.00% 4/5/17		389,313	388,048
	Gray Television 4.75% 10/11/19		159,054	160,197
	HCA
	Tranche B4
	2.75% 5/1/18		400,000	399,833
	Tranche B5 1st Lien
	2.75% 3/31/17		424,000	423,886
	Houghton International 1st Lien
	5.25% 11/20/19		651,725	645,764
Ω@	Hudson’s Bay
	7.00% 7/29/14		105,000	105,000
	IASIS Healthcare Tranche B 1st Lien
	4.50% 5/3/18		167,447	168,703
	Immucor Tranche B2
	5.00% 8/19/18		309,523	311,651
	Intelsat Jackson Holdings
	Tranche B1
	4.50% 4/2/18		497,094	499,166
	Landry’s Tranche B 4.75% 4/24/18		163,545	164,942
	Level 3 Financing
	4.00% 1/15/20		245,000	244,388
	Tranche B 1st Lien
	4.75% 8/1/19		245,000	246,019
	Moxie Liberty Tranche B
	7.50% 8/21/20		10,000	9,988
	MultiPlan Tranche B 4.00% 8/18/17		67,527	67,961
	Novelis Tranche B 3.75% 3/10/17		164,732	165,220
	Nuveen Investments 2nd Lien
	6.50% 2/28/19		830,000	827,579
	OSI Restaurants
	Tranche B 1st Lien
	3.50% 10/26/19		409,500	409,500
	PQ Tranche B 4.50% 8/7/17		114,425	115,235

(continues)       63

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal		Value
	Amount°		(U.S. $)
«Senior Secured Loans (continued)
Remy International
Tranche B 1st Lien
4.25% 3/5/20	USD	118,678	$119,123
Samson Investment 2nd Lien
6.00% 9/10/18		150,000	150,544
Scientific Games International
4.25% 5/22/20		250,000	248,326
Sensus USA 2nd Lien
8.50% 4/13/18		165,000	161,700
Smart & Final
Tranche B 1st Lien
4.50% 11/15/19		83,370	83,474
Truven Health Analytics
Tranche B
4.50% 5/23/19		34,738	34,846
Univision Communications
Tranche C1 1st Lien
4.50% 2/22/20		356,091	355,156
Tranche C2
4.50% 2/6/20		248,750	248,167
USI Insurance
Services Tranche B
5.00% 12/14/19		163,763	164,786
Valeant Pharmaceuticals
Tranche B
4.50% 5/30/20		188,575	190,196
Visant 5.25% 12/22/16		46,179	44,953
Warner Chilcott
Tranche B1
4.25% 3/15/18		55,839	55,956
Tranche B2
4.25% 3/15/18		44,003	44,094
Tranche B3
4.25% 3/15/18		24,309	24,360
Wide Open West Finance
4.75% 3/27/19		527,350	531,525
Zayo Group Tranche B 1st Lien
4.50% 7/2/19		128,697	129,018
Total Senior Secured Loans
(cost $10,238,564)			10,303,641

ΔSovereign Bonds – 0.98%
Australia – 0.05%
Australia Government Bond
4.00% 8/20/20	AUD	106,000	181,728
			181,728
Brazil – 0.27%
# Banco Nacional de
Desenvolvimento
Economico e Social 144A
5.75% 9/26/23	USD	200,000	200,500
Brazil Notas do Tesouro Nacional
Serie B 6.00% 8/15/20	BRL	332	359,984
Serie F 10.00% 1/1/17	BRL	799,000	348,091
			908,575
Finland – 0.07%
#	Finland Government Bond 144A
4.00% 7/4/25	EUR	156,000	248,251
			248,251
Indonesia – 0.02%
Indonesia Treasury Bond
5.625% 5/15/23	IDR	1,013,000,000	71,207
			71,207
Malaysia – 0.03%
Malaysia Government
4.262% 9/15/16	MYR	281,000	88,272
			88,272
Mexico – 0.07%
Mexican Bonos
6.50% 6/10/21	MXN	1,195,500	95,985
6.50% 6/9/22	MXN	1,721,000	136,460
			232,445
New Zealand – 0.02%
New Zealand Government
Bond 3.00% 4/15/20	NZD	107,000	82,101
			82,101
Nigeria – 0.03%
Nigeria Government Bond
15.10% 4/27/17	NGN	13,195,000	86,178
			86,178
Peru – 0.09%
Peruvian Government
International Bond
7.125% 3/30/19	USD	239,000	290,983
			290,983
Poland – 0.18%
Poland Government Bond
4.00% 10/25/23	PLN	392,000	120,863
5.75% 10/25/21	PLN	747,000	262,084
Poland Government
International Bond
3.00% 3/17/23	USD	236,000	216,766
			599,713
Republic of Korea – 0.06%
Korea Treasury
Inflation-Linked Bond
2.75% 6/10/20	KRW	183,091,516	185,645
			185,645

	Principal		Value
	Amount°		(U.S. $)
ΔSovereign Bonds (continued)
South Africa – 0.08%
South Africa Government
Bond 10.50% 12/21/26	ZAR	2,152,000	$258,082
			258,082
Sweden – 0.01%
Sweden Government Bond
4.25% 3/12/19	SEK	210,000	36,743
			36,743
Total Sovereign Bonds
(cost $3,388,400)			3,269,923

Supranational Banks – 0.12%
International Bank for
Reconstruction &
Development
3.375% 4/30/15	NOK	1,500,000	254,818
3.625% 6/22/20	NOK	790,000	136,282
Total Supranational Banks
(cost $394,909)			391,100

U.S. Treasury Obligations – 1.10%
U.S. Treasury Bonds
∞2.75% 11/15/42	USD	250,000	206,973
2.875% 5/15/43		140,000	118,847
U.S. Treasury Notes
1.50% 8/31/18		205,000	206,385
2.50% 8/15/23		3,180,000	3,147,952
Total U.S. Treasury Obligations
(cost $3,661,192)			3,680,157

	Number of
	Shares
Preferred Stock – 0.28%
Alabama Power 5.625%		3,445	80,269
BB&T 5.85%		2,970	63,766
• Integrys Energy Group 6.00%		3,550	86,336
National Retail Properties 5.70%		2,795	55,034
Public Storage 5.20%		2,780	56,100
US Bancorp
•3.50%		600	452,736
5.15%		2,085	43,806
Wells Fargo 5.20%		4,725	99,320
Total Preferred Stock
(cost $979,511)			937,367

Warrant – 0.02%
† Kinder Morgan CW17,
exercise price $40.00,
expiration date 5/25/17		11,073	55,033
Total Warrant (cost $19,821)			55,033

	Principal Amount°
Short-Term Investments – 8.23%
≠Discount Notes – 3.63%
Federal Home Loan Bank
0.015% 10/2/13	USD	1,622,635	1,622,635
0.025% 11/15/13		416,664	416,659
0.045% 10/18/13		2,366,013	2,366,001
0.049% 10/23/13		5,707,890	5,707,855
0.065% 11/6/13		2,031,822	2,031,802
			12,144,952
≠Discounted Commercial Paper – 0.15%
Coca-Cola 2.102% 2/4/14		500,000	499,815
			499,815
Repurchase Agreements – 1.60%
Bank of America 0.02% dated
9/30/13, to be repurchased
on 10/1/13, repurchase price
$2,440,934 (collateralized by
U.S. government obligations
0.00%-0.875% 6/26/14-
1/31/17, market value
$2,489,751)		2,440,932	2,440,932
BNP Paribas 0.04% dated
9/30/13, to be repurchased
on 10/1/13, repurchase price
$2,916,071 (collateralized by
U.S. government obligations
2.875%-3.625% 3/31/18-
2/15/21, market value
$2,974,390)		2,916,068	2,916,068
			5,357,000
≠U.S. Treasury Obligations – 2.85%
U.S. Treasury Bills
0.001% 10/17/13		1,289,196	1,289,184
0.015% 10/10/13		1,357,194	1,357,189
0.02% 12/19/13		1,628,857	1,628,821
0.028% 10/24/13		2,101,140	2,101,110
0.053% 11/14/13		3,170,847	3,170,762
			9,547,066
Total Short-Term Investments
(cost $27,548,205)			27,548,833

Total Value of Securities – 105.66%
(cost $289,386,023)			$353,687,486

(continues)       65

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2013, the aggregate value of Rule 144A securities was $22,899,814, which represented 6.84% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

@	Illiquid security. At Sept. 30, 2013, the aggregate value of illiquid securities was $2,657,293, which represented 0.79% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
t

Pass Through Agreement. Security represents the contactual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Sept. 30, 2013, the aggregate value of fair valued securities was $658,998, which represented 0.20% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of Sept. 30, 2013. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
~	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at Sept. 30, 2013.

Ω	All or a portion of this holding is subject to unfunded loan commitments. See Note 7 in “Notes to financial statements.”
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Sept. 30, 2013.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at Sept. 30, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	AUD	(1,646,871)	USD	1,553,296	10/31/13	$20,186
BAML	CAD	(701,085)	USD	680,618	10/31/13	515
BAML	EUR	(508,324)	USD	685,892	10/31/13	(1,850)
BAML	JPY	56,355,127	USD	(570,529)	10/31/13	2,968
BAML	MXN	2,319,224	USD	(180,729)	10/31/13	(4,050)
BAML	MYR	307,685	USD	(96,483)	10/31/13	(2,246)
BAML	NZD	(89,717)	USD	75,093	10/31/13	750
BCLY	KRW	(116,112,476)	USD	107,741	10/31/13	(81)
BCLY	MXN	(3,178,079)	USD	248,016	10/31/13	5,910
BNP	AUD	(132,456)	USD	124,861	10/31/13	1,555
BNP	BRL	(592,030)	USD	260,568	10/31/13	(4,423)
CITI	AUD	(1,312,747)	USD	1,236,747	10/31/13	14,681
CITI	JPY	13,717,452	USD	(138,886)	10/31/13	710
CITI	PLN	(61,146)	USD	19,470	10/31/13	(65)
GSC	GBP	34,006	USD	(54,518)	10/31/13	520
GSC	PLN	(594,032)	USD	189,122	10/31/13	(654)
HSBC	BRL	(292,677)	USD	128,853	10/31/13	(2,149)
HSBC	EUR	51,848	USD	(69,933)	10/31/13	215
HSBC	JPY	42,888,236	USD	(434,219)	10/31/13	2,232
HSBC	MYR	1,078,932	USD	(336,445)	10/31/13	(5,991)
HSBC	PHP	7,081,407	USD	(166,406)	10/31/13	(3,472)
JPMC	EUR	(63,494)	USD	85,691	10/31/13	(213)
JPMC	JPY	19,154,196	USD	(194,008)	10/31/13	914
JPMC	NOK	(747,634)	USD	126,230	10/31/13	2,054
MNB	AUD	(7,756)	USD	7,223	10/1/13	(13)
MNB	EUR	(95,135)	USD	128,356	10/2/13	(348)
MNB	JPY	(29,186,966)	USD	294,520	10/1/13	(2,444)
MNB	SEK	233,231	USD	(36,482)	10/3/13	(194)
MSC	AUD	1,543,241	USD	(1,454,128)	10/31/13	(17,490)
MSC	JPY	48,475,929	USD	(491,070)	10/31/13	2,244
TD	CAD	751,018	USD	(729,388)	10/31/13	(845)
TD	GBP	262,960	USD	(421,567)	10/31/13	4,028
TD	IDR	3,230,327,680	USD	(293,850)	10/31/13	(19,617)
TD	JPY	(191,563,714)	USD	1,940,257	10/31/13	(9,186)
TD	ZAR	(3,233,290)	USD	322,379	10/31/13	2,150
UBS	MXN	(2,247,409)	USD	172,064	10/1/13	384
						$(13,315)

Futures Contracts
					Unrealized
		Notional		Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Notional Value	Date	(Depreciation)
(4)	E-mini S&P
	500 Index	$(336,939)	$(334,860)	12/21/13	$2,079
37	U.S. Treasury
	5 yr Notes	4,434,846	4,478,734	1/7/14	43,888
93	U.S. Treasury
	10 yr Notes	11,585,198	11,754,329	1/1/14	169,131
		$15,683,105			$215,098

Swap Contracts

CDS Contracts2

			Annual
	Swap		Protection		Unrealized
	Referenced	Notional	Received	Termination	Appreciation
Counterparty	Obligation	Value	(Paid)	Date	(Depreciation)
	Protection
	Purchased:
DB	CDX.EM.20	$720,000	(5.00%)	12/20/18	$5,867
	Protection
	Sold/Moody’s
	Rating:
CME	CDX.NA.HY.21/Baa	610,000	5.00%	12/20/18	—
					$5,867

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 9 in “Notes to financial statements.”
2A CDS contract is a risk transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Summary of Abbreviations:
ADR — American Depositary Receipt
AMT — Subject to Alternative Minimum Tax
ARM — Adjustable Rate Mortgage
AUD — Australian Dollar
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
BNP — Banque Paribas
BRL — Brazilian Real
CAD — Canadian Dollar
CDS — Credit Default Swap
CDX.EM — Credit Default Swap Index Emerging Markets
CDX.NA.HY — Credit Default Swap Index North America High Yield
CITI — Citigroup Global Markets
CME — Chicago Mercantile Exchange Inc.
CVA — Dutch Certificate
DB — Deutsche Bank
EUR — European Monetary Unit
GBP — British Pound Sterling
GDR — Global Depositary Receipt
GNMA — Government National Mortgage Association
GSC — Goldman Sachs Capital
GSMPS — Goldman Sachs Reperforming Mortgage Securities
HSBC — Hong Kong Shanghai Bank
IDR — Indonesian Rupiah
JPMC — JPMorgan Chase Bank
JPY — Japanese Yen
KRW — South Korean Won
MASTR — Mortgage Asset Securitization Transactions, Inc.
MNB — Mellon National Bank
MSC — Morgan Stanley Capital
MXN — Mexican Peso
MYR — Malaysian Ringgit
NCUA — National Credit Union Administration
NGN — Nigerian Naira
NOK — Norwegian Krone
NVDR — Non-Voting Depositary Receipt
NZD — New Zealand Dollar
PHP — Philippine Peso
PLN — Polish Zloty
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
SEK — Swedish Krona
S.F. — Single Family
SpA — Stand-by Purchase Agreement
TBA — To be announced
TD — Toronto Dominion Bank
UBS — Union Bank of Switzerland
USD — United States Dollar
yr — Year
ZAR — South African Rand

See accompanying notes, which are an integral part of the financial statements.

(continues)       67

Schedules of investments

Delaware Foundation® Conservative Allocation Fund
September 30, 2013

		Number of	Value
		Shares	(U.S. $)
Common Stock – 39.97%
U.S. Markets – 22.56%
Consumer Discretionary – 2.68%
†	AFC Enterprises	850	$37,052
	Arcos Dorados Holdings	5,600	66,360
	BorgWarner	270	27,375
†	Buffalo Wild Wings	265	29,473
	Carnival	7,710	251,654
	CEC Entertainment	245	11,236
	Cheesecake Factory	525	23,074
	Cinemark Holdings	550	17,457
	Comcast Special Class	2,470	107,124
	DSW Class A	670	57,164
†	eBay	5,700	318,003
†	Express	1,095	25,831
	Ford Motor	4,670	78,783
†	Francesca’s Holdings	1,275	23,766
†	G-III Apparel Group	725	39,578
†	Iconix Brand Group	1,010	33,552
†	Jack in the Box	725	29,000
	Johnson Controls	7,600	315,400
†	Jos. A Bank Clothiers	618	27,145
	L Brands	5,700	348,270
†	Liberty Interactive Class A	17,975	421,873
	Lowe’s	6,700	318,987
	Macy’s	1,500	64,905
†	Madden (Steven)	875	47,101
	McDonald’s	930	89,475
	National CineMedia	1,145	21,595
	NIKE Class B	3,375	245,160
	Nordstrom	1,160	65,192
	Perry Ellis International	1,120	21,101
†	priceline.com	435	439,763
	Regal Entertainment Group
	Class A	1,610	30,558
†	Sally Beauty Holdings	4,950	129,492
†	SHFL Entertainment	315	7,245
	Starbucks	1,130	86,976
	Target	990	63,340
†	Tenneco	775	39,138
	Viacom Class B	550	45,969
			4,005,167
Consumer Staples – 1.73%
	Archer-Daniels-Midland	12,550	462,342
	Avon Products	4,800	98,880
	Casey’s General Stores	550	40,425
	Coca-Cola	780	29,546
	CVS Caremark	6,830	387,603
	General Mills	1,500	71,880
	J&J Snack Foods	290	23,409
	Kimberly-Clark	710	66,896
	Kraft Foods Group	6,024	315,899
	Mondelez International Class A	10,573	332,204
	PepsiCo	1,440	114,480
†	Prestige Brands Holdings	935	28,162
	Procter & Gamble	1,890	142,865
†	Susser Holdings	755	40,128
	Walgreen	8,100	435,780
			2,590,499
Energy – 2.35%
†	Bonanza Creek Energy	735	35,471
	Bristow Group	230	16,735
†	C&J Energy Services	765	15,361
†	Carrizo Oil & Gas	855	31,900
	Chevron	3,910	475,065
	ConocoPhillips	4,600	319,746
†	Diamondback Energy	295	12,579
	EOG Resources	4,270	722,826
	Exxon Mobil	1,440	123,898
	Halliburton	6,400	308,160
†	Jones Energy Class A	760	12,472
	Kinder Morgan	11,817	420,331
†	Kodiak Oil & Gas	2,840	34,250
	Marathon Oil	10,290	358,915
	National Oilwell Varco	630	49,209
	Occidental Petroleum	3,970	371,354
†	Pioneer Energy Services	2,520	18,925
†	RigNet	990	35,858
†	Rosetta Resources	535	29,136
	Schlumberger	1,350	119,286
			3,511,477
Financials – 4.21%
	AFLAC	1,250	77,488
	Allstate	6,400	323,520
	American Equity Investment
	Life Holding	1,735	36,817
	Ameriprise Financial	450	40,986
	AMERISAFE	470	16,690
	Apartment Investment
	& Management	1,050	29,337
	AvalonBay Communities	950	120,736
	Bank of New York Mellon	10,700	323,033
	BBCN Bancorp	1,625	22,360
	BlackRock	280	75,774
	Boston Properties	975	104,228
	Brandywine Realty Trust	1,575	20,759
	BRE Properties	800	40,608
	Bryn Mawr Bank	300	8,091
	Camden Property Trust	750	46,080
†	Capital Bank Financial	1,185	26,011
	Capital One Financial	1,210	83,175
	Cardinal Financial	1,580	26,117

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
	CBL & Associates Properties	1,575	$30,083
	Citigroup	1,810	87,803
	City Holding	580	25,079
	CME Group	3,150	232,722
	Colonial Properties Trust	875	19,679
	Corporate Office Properties Trust	1,675	38,693
	Cousins Properties	1,375	14,149
	DCT Industrial Trust	5,820	41,846
	DDR	2,950	46,345
	Dime Community Bancshares	1,360	22,644
	Duke Realty	2,100	32,424
	DuPont Fabros Technology	1,590	40,974
	EastGroup Properties	370	21,908
	EPR Properties	1,035	50,446
	Equity Lifestyle Properties	775	26,482
	Equity Residential	1,900	101,783
	Essex Property Trust	300	44,310
	Evercore Partners Class A	480	23,630
	Extra Space Storage	1,200	54,900
	Federal Realty Investment Trust	325	32,971
	First Industrial Realty Trust	2,075	33,760
	First Potomac Realty Trust	1,900	23,883
	Flushing Financial	1,335	24,631
	General Growth Properties	4,350	83,912
	Greenhill & Co	390	19,453
	HCP	875	35,831
	Health Care REIT	375	23,393
	Healthcare Realty Trust	1,575	36,398
	Healthcare Trust of America Class A	1,100	11,572
	Highwoods Properties	575	20,303
	Host Hotels & Resorts	7,730	136,589
@	Independent Bank	685	24,455
†	Intercontinental Exchange	2,080	377,354
	JPMorgan Chase	3,000	155,070
	Kilroy Realty	775	38,711
	Kimco Realty	2,975	60,036
	Kite Realty Group Trust	3,565	21,140
	LaSalle Hotel Properties	1,215	34,652
	Lexington Realty Trust	2,775	31,163
	Liberty Property Trust	1,600	56,960
	Macerich	900	50,796
	Marsh & McLennan	7,700	335,335
	National Retail Properties	1,750	55,685
	Park National	345	27,283
	Primerica	745	30,053
	Progressive	11,525	313,826
	ProLogis	3,375	126,968
	Prosperity Bancshares	585	36,176
	Prudential Financial	550	42,889
	PS Business Parks	325	24,252
	Public Storage	725	116,399
	Ramco-Gershenson Properties Trust	3,040	46,846
	Regency Centers	975	47,141
	RLJ Lodging Trust	1,275	29,950
	Simon Property Group	1,800	266,814
	SL Green Realty	475	42,199
	Sovran Self Storage	385	29,137
	State Street	840	55,230
†	Stifel Financial	650	26,793
†	Strategic Hotels & Resorts	2,775	24,087
	Summit Hotel Properties	1,200	11,028
	Sunstone Hotel Investors	1,075	13,696
	Susquehanna Bancshares	2,185	27,422
	Tanger Factory Outlet Centers	825	26,936
†	Texas Capital Bancshares	300	13,791
	Travelers	4,770	404,353
	United Fire Group	665	20,263
	Ventas	1,550	95,325
	Vornado Realty Trust	1,175	98,771
†	WageWorks	445	22,450
	Webster Financial	1,115	28,466
	Wells Fargo	2,800	115,696
†	Western Alliance Bancorp	1,020	19,309
			6,285,312
Healthcare – 2.95%
	Abbott Laboratories	1,270	42,151
	AbbVie	1,270	56,807
†	Acorda Therapeutics	890	30,509
	Air Methods	960	40,896
†	Align Technology	980	47,158
†	Alkermes	770	25,887
	Allergan	4,005	362,252
†	Auxilium Pharmaceuticals	1,030	18,777
	Baxter International	4,400	289,036
	Cardinal Health	6,300	328,545
†	Celgene	4,035	621,108
†	Cepheid	480	18,739
	Conmed	775	26,342
	CryoLife	1,885	13,195
†	Express Scripts	1,330	82,167
†	Gilead Sciences	1,860	116,882
†	Greenway Medical Technologies	955	19,721
†	Haemonetics	705	28,115
†	ICON	890	36,428
†	Incyte	780	29,757
†	InterMune	1,740	26,744
	Johnson & Johnson	3,700	320,753
	LTC Properties	525	19,940
	Merck	9,090	432,775
†	Merit Medical Systems	1,116	13,537

(continues)       69

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Healthcare (continued)
	Perrigo	1,525	$188,155
	Pfizer	15,646	449,197
	Quest Diagnostics	5,400	333,666
†	Quidel	1,080	30,672
	Spectrum Pharmaceuticals	1,975	16,570
	Thermo Fisher Scientific	890	82,014
	UnitedHealth Group	1,370	98,106
†	Vertex Pharmaceuticals	750	56,865
†	WellCare Health Plans	400	27,896
	West Pharmaceutical Services	920	37,858
	Zoetis	908	28,257
			4,397,477
Industrials – 1.66%
	AAON	1,572	41,752
	Acuity Brands	495	45,550
	Applied Industrial Technologies	760	39,140
	Barnes Group	980	34,222
	Caterpillar	270	22,510
†	Chart Industries	60	7,382
†	Columbus McKinnon	1,115	26,793
†	Cross Country Healthcare	1,945	11,787
	Cummins	280	37,204
	Deere	350	28,487
	Eaton	750	51,630
	ESCO Technologies	515	17,113
†	Esterline Technologies	175	13,981
	FedEx	530	60,478
†	FTI Consulting	820	30,996
	General Electric	4,400	105,116
	Granite Construction	855	26,163
	Honeywell International	1,150	95,496
	Hunt (J.B.) Transport Services	590	43,029
	Kadant	825	27,712
†	KEYW Holding	2,445	32,885
	Kforce	2,150	38,034
	Lockheed Martin	450	57,398
	McGrath RentCorp	520	18,564
†	MYR Group	1,065	25,880
	Nielsen Holdings	1,010	36,815
	Northrop Grumman	3,300	314,358
	Raytheon	4,200	323,694
	Republic Services	990	33,026
†	Rexford Industrial Realty	575	7,768
†	Roadrunner Transportation Systems	850	24,004
	Rockwell Collins	320	21,715
†	Tetra Tech	900	23,301
†	Titan Machinery	775	12,454
	Towers Watson Class A	370	39,575
	Triumph Group	750	52,665
	Union Pacific	580	90,097
	United Stationers	870	37,845
	United Technologies	1,030	111,055
	URS	930	49,988
	US Ecology	770	23,200
	Waste Management	7,400	305,176
†	XPO Logistics	1,275	27,629
			2,473,667
Information Technology – 5.05%
†	Accelrys	2,570	25,340
	Accenture Class A	1,030	75,849
†	Adobe Systems	9,245	480,185
†	Amkor Technology	4,225	18,125
†	Anixter International	365	31,996
	Apple	820	390,935
†	Applied Micro Circuits	2,800	36,120
	Avago Technologies	1,430	61,662
†	Brightcove	2,230	25,088
	Broadcom Class A	12,500	325,125
†	ChannelAdvisor	620	22,711
	Cisco Systems	15,060	352,705
†	Citrix Systems	460	32,481
	EMC	3,690	94,316
†	EPAM Systems	595	20,528
†	ExlService Holdings	450	12,816
†	FARO Technologies	735	30,995
†	Fortinet	2,550	51,663
†	Google Class A	545	477,371
†	inContact	3,000	24,810
	Intel	16,660	381,847
	International Business Machines	370	68,517
†	InterXion Holding	945	21,017
	Intuit	4,625	306,684
	j2 Global	700	34,664
†	Liquidity Services	615	20,639
	MasterCard Class A	835	561,771
	Microsoft	13,230	440,691
	Motorola Solutions	5,714	339,297
†	NETGEAR	520	16,047
	Plantronics	515	23,716
†	Proofpoint	1,305	41,917
	QUALCOMM	8,695	585,695
†	Rocket Fuel	270	14,510
†	Rofin-Sinar Technologies	945	22,878
†	Salesforce.com	910	47,238
†	SciQuest	835	18,754
†	Semtech	975	29,240
†	Shutterfly	580	32,410
†	SS&C Technologies Holdings	675	25,718
†	Synaptics	655	29,003
†	TeleTech Holdings	1,255	31,488

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology (continued)
†	Teradata	4,375	$242,550
	Texas Instruments	1,440	57,989
†	Trulia	570	26,807
†	VeriFone Systems	3,475	79,439
†	VeriSign	4,450	226,461
	Visa Class A	3,210	613,431
	Xerox	31,300	322,077
†	Yahoo	8,600	285,176
			7,538,492
Materials – 0.67%
	Axiall	680	25,697
	Boise	2,440	30,744
†	Boise Cascade	460	12,397
	Cabot	1,135	48,476
	Celanese Class A	1,030	54,374
†	Chemtura	1,075	24,714
	duPont (E.I.) deNemours	6,700	392,352
	Eastman Chemical	680	52,972
†	Fibria Celulose ADR	7,737	89,130
	Innophos Holdings	380	20,056
	International Paper	730	32,704
	Kaiser Aluminum	360	25,650
	Koppers Holdings	195	8,317
	Materion	745	23,885
	MeadWestvaco	1,010	38,764
	Neenah Paper	770	30,269
	Sociedad Quimica y Minera
	de Chile ADR	1,400	42,770
	Stepan	310	17,896
	US Silica Holdings	890	22,161
			993,328
Telecommunication Services – 0.86%
	American Tower	730	54,115
	AT&T	12,680	428,838
	Atlantic Tele-Network	350	18,246
†	Crown Castle International	6,625	483,824
	Verizon Communications	6,500	303,290
			1,288,313
Utilities – 0.40%
	APA Group	8,400	46,807
	Cleco	625	28,025
	Edison International	7,310	336,699
	MDU Resources Group	1,650	46,151
	NorthWestern	470	21,112
	OGE Energy	1,490	53,774
	Sempra Energy	550	47,080
	UIL Holdings	465	17,289
			596,937
Total U.S. Markets
	(cost $22,310,332)		33,680,669

§Developed Markets – 12.99%
Consumer Discretionary – 2.11%
	Adidas	770	83,523
	Bayerische Motoren Werke	2,730	293,595
	Benesse Holdings	1,300	47,288
	Cie Financiere Richemont Class A	655	65,625
	Denso	1,400	65,697
	Don Quijote	1,600	100,298
	Hennes & Mauritz Class B	1,185	51,484
	Honda Motor	2,400	91,744
	Inditex	610	94,094
	Kering	736	164,939
	LVMH Moet Hennessy
	Louis Vuitton	315	62,076
	NHK Spring	5,300	54,455
	Nitori Holdings	2,863	262,207
	Publicis Groupe	3,793	301,726
	Shimamura	500	49,788
	Shimano	600	53,664
	Sky City Entertainment Group	14,800	49,291
	Suzuki Motor	2,600	62,671
	Techtronic Industries	52,000	135,554
	Toyota Motor	10,999	705,521
	USS	4,200	60,819
	WPP	3,220	66,171
	Yue Yuen Industrial Holdings	80,000	223,334
			3,145,564
Consumer Staples – 1.86%
	Anheuser-Busch InBev	1,065	105,646
†	Aryzta	7,792	520,762
	British American Tobacco	2,600	136,836
	Carlsberg Class B	2,782	286,716
	Compass Group	5,780	79,510
	Danone	600	45,176
	Diageo	4,150	131,918
	Heineken	940	66,596
	Japan Tobacco	2,400	86,528
	Kao	2,200	68,710
	Koninklijke Ahold	2,900	50,243
	L’ Oreal	550	94,406
	Nestle	4,300	299,840
	Nippon Meat Packers	3,000	43,063
	Reckitt Benckiser Group	1,375	100,533
	SABMiller	930	47,302
	Tesco	46,553	270,637
	Unilever	1,740	67,652
	Unilever CVA	1,920	73,280
	Wesfarmers	1,205	46,297
	WM Morrison Supermarkets	13,200	59,849
	Woolworths	3,030	99,025
			2,780,525

(continues)       71

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Energy – 0.73%
	AMEC	3,130	$54,379
	BG Group	3,870	73,877
†	CGG	2,110	48,640
†	Lundin Petroleum	2,395	51,569
	Saipem	12,478	271,042
	Subsea 7	9,233	191,932
	Total	4,265	247,212
	Transocean	3,564	158,598
			1,097,249
Financials – 1.86%
	AEON Financial Service	1,800	56,704
	AIA Group	12,400	58,349
	AXA	13,960	323,995
	Baloise Holding	450	49,773
†	Bank Leumi Le-Israel BM	14,500	53,901
	City Developments	5,000	40,985
	Commonwealth Bank
	of Australia	1,275	84,746
†	Credit Agricole	4,370	48,187
	Daito Trust Construction	600	60,050
	Maiden Holdings	1,780	21,022
	Man Group	37,500	50,886
	Mitsubishi UFJ Financial Group	57,281	367,458
	Muenchener Rueckversicherungs	385	75,260
	Nomura Holdings	7,500	58,669
	Nordea Bank	27,713	334,415
	OCBC Bank	8,000	65,745
	Prudential	3,215	59,813
	QBE Insurance Group	4,450	60,948
	SCOR SE	1,330	44,077
	Seven Bank	13,800	46,233
	Sony Financial Holdings	3,400	62,472
	Standard Chartered	14,304	342,691
=	Tokyu Land	5,000	51,763
†	UBS	4,850	99,397
	UniCredit	40,132	256,276
			2,773,815
Healthcare – 1.93%
	Bayer	1,350	159,207
	CSL	1,520	90,736
	Dainippon Sumitomo Pharma	3,600	49,202
	Fresenius	545	67,699
	GlaxoSmithKline	7,740	194,605
	Meda Class A	2,703	32,514
	Miraca Holdings	1,100	49,166
	Novartis	6,404	492,557
	Novo Nordisk ADR	1,490	252,138
	Novo Nordisk Class B	515	87,221
	Roche Holding	1,115	300,892
	Sanofi	3,352	339,480
	Shire	1,760	70,408
	Smith & Nephew	4,540	56,641
	Stada Arzneimittel	4,940	250,503
	Teva Pharmaceutical
	Industries ADR	10,122	382,409
			2,875,378
Industrials – 2.32%
†	ABB	4,700	111,005
	Aggreko	2,400	62,280
	Alstom	4,719	167,951
†	CNH Industrial	4,720	60,534
	Cobham	11,500	53,471
†	Deutsche Lufthansa	3,160	61,645
	Deutsche Post	10,782	357,618
	East Japan Railway	2,525	217,639
	Elbit Systems	1,110	59,894
	European Aeronautic
	Defence & Space	1,410	89,848
	IHI	11,000	46,520
	ITOCHU	24,137	297,379
	Kone Class B	685	61,186
	Koninklijke Philips Electronics	8,284	267,250
	Mitsubishi Electric	8,000	84,424
	Rexam	28,677	223,468
	Rolls-Royce Holdings	5,100	91,759
	Sandvik	4,900	67,679
	Schindler Holding	400	60,100
	Schneider Electric	1,270	107,464
	Singapore Airlines	6,000	49,964
	Sodexo	675	62,982
	Swire Pacific Class A	4,000	47,982
	Teleperformance	5,176	250,265
	Travis Perkins	2,165	57,839
	Vinci	5,247	305,462
	Volvo Class B	5,100	76,423
	Yamato Holdings	2,900	65,502
			3,465,533
Information Technology – 0.55%
	ASM Pacific Technology	3,850	39,110
	ASML Holding	920	90,873
†	CGI Group Class A	12,652	444,027
	Computershare	6,120	56,697
	SAP	1,100	81,351
	Seiko Epson	3,300	54,492
	Trend Micro	1,500	56,059
			822,609

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Materials – 1.13%
Air Liquide	715	$99,626
† Alumina	50,000	47,785
Anglo American ADR	2,400	29,499
AuRico Gold	17,641	67,307
BHP Billiton Limited	4,400	146,416
Givaudan	50	73,075
Holcim	905	67,471
Johnson Matthey	1,285	58,392
Lafarge	3,438	239,891
Rio Tinto	5,901	288,046
Salzgitter AG	1,270	52,754
Shin-Etsu Chemical	1,200	73,635
Syngenta	110	44,955
Syngenta ADR	2,700	219,510
Umicore	1,145	55,600
Yamana Gold	12,109	125,904
		1,689,866
Telecommunication Services – 0.40%
BT Group	9,800	54,260
KDDI	6,804	349,693
Softbank	1,000	69,455
Vodafone Group	33,798	118,625
		592,033
Utilities – 0.10%
National Grid	8,347	98,600
† Shikoku Electric Power	2,800	47,699
		146,299
Total Developed Markets
(cost $15,041,599)		19,388,871

XEmerging Markets – 4.42%
Consumer Discretionary – 0.17%
Grupo Televisa ADR	5,225	146,039
Hyundai Motor	231	53,903
Mahindra & Mahindra	3,583	47,409
		247,351
Consumer Staples – 0.65%
Brasil Foods ADR	6,000	147,180
China Mengniu Dairy	25,000	112,143
Cia Brasileira de Distribuicao Grupo
Pao de Acucar ADR	1,400	64,428
Fomento Economico
Mexicano ADR	700	67,963
Hypermarcas	15,300	122,880
@ Lotte Chilsung Beverage	64	101,050
@ Lotte Confectionery	44	69,817
Tingyi Cayman Islands Holding	23,908	63,415
Tsingtao Brewery	8,004	60,947
@ Uni-President China Holdings	41,000	40,883
United Spirits	1,888	76,438
Wal-Mart de Mexico Class V	19,238	50,353
		977,497
Energy – 0.74%
Cairn India	10,072	51,342
China Petroleum & Chemical	47,350	37,116
CNOOC ADR	400	80,720
Gazprom ADR	10,460	91,976
LUKOIL ADR	1,600	101,696
PetroChina ADR	475	52,226
Petroleo Brasileiro ADR	10,519	162,939
Polski Koncern Naftowy Orlen	2,999	42,408
PTT	7,241	73,139
#@ Reliance Industries GDR 144A	7,770	203,750
Rosneft Oil GDR	9,000	72,770
Sasol ADR	1,300	62,127
Tambang Batubara Bukit
Asam Persero	35,000	38,552
YPF ADR	1,900	38,247
		1,109,008
Financials – 0.64%
Banco Santander Brasil ADR	8,600	59,770
Bangkok Bank	10,396	65,173
China Construction Bank	87,080	67,110
#=† Etalon Group GDR 144A	3,700	17,908
ICICI Bank ADR	1,700	51,816
Industrial & Commercial Bank
of China	154,459	107,960
Itau Unibanco Holding ADR	5,090	71,871
KB Financial Group ADR	3,927	137,524
Powszechna Kasa
Oszczednosci Bank Polski	2,922	34,708
Samsung Life Insurance	680	66,144
= Sberbank	38,049	114,913
Standard Bank Group	6,751	80,538
UEM Sunrise	96,725	75,733
		951,168
Industrials – 0.25%
All America Latina Logistica	6,468	25,682
† Empresas ICA SAB de CV ADR	5,400	46,116
† Gol Linhas Aereas
Inteligentes ADR	6,400	31,296
@ KCC	350	147,104
Remgro	2,639	50,950
Santos Brasil Participacoes	3,000	35,153
Siam Cement	2,598	35,448
		371,749

(continues)       73

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
XEmerging Markets (continued)
Information Technology – 0.82%
†	Baidu ADR	1,500	$232,770
†	FIH Mobile	78,000	48,357
	Hon Hai Precision Industry	45,936	117,911
†	LG Display ADR	4,400	52,492
	LG Electronics	797	52,819
	Samsung Electronics	283	360,023
†	SINA	800	64,936
†	Sohu.com	1,400	110,362
	Taiwan Semiconductor
	Manufacturing	19,034	64,827
	Taiwan Semiconductor
	Manufacturing ADR	2,900	49,184
	United Microelectronics	104,000	44,501
†	WNS Holdings ADR	1,340	28,435
			1,226,617
Materials – 0.36%
†	Anglo American Platinum	890	38,607
†	ArcelorMittal South Africa	5,505	19,359
†	Braskem ADR	3,800	60,610
†	Cemex ADR	9,654	107,932
†	Cemex Latam Holdings	12,043	94,489
@	Gerdau	3,300	20,548
	Gerdau ADR	3,000	22,380
	Impala Platinum Holdings	1,831	22,591
	Siam Cement NVDR	1,700	23,195
	Ultratech Cement	1,505	43,543
	Vale ADR	6,125	95,611
			548,865
Telecommunication Services – 0.79%
	America Movil ADR	2,600	51,506
	China Mobile ADR	1,500	84,645
	China Telecom	118,000	58,269
	China Unicom Hong Kong ADR	6,708	103,437
	Chunghwa Telecom ADR	1,860	58,739
	KT ADR	7,700	129,129
	MegaFon GDR	2,900	102,065
†	Mobile Telesystems ADR	2,200	48,972
	MTN Group	2,957	57,701
	SK Telecom ADR	11,500	261,050
	Telefonica Brasil ADR	3,050	68,442
@	Tim Participacoes ADR	1,800	42,426
†	Turkcell Iletisim Hizmetleri ADR	3,287	48,483
	Vodacom Group	4,931	61,124
			1,175,988
Total Emerging Markets
	(cost $5,877,680)		6,608,243

Total Common Stock
	(cost $43,229,611)		59,677,783

Convertible Preferred Stock – 0.51%
	ArcelorMittal 6.00%
	exercise price $20.61,
	expiration date 12/21/15	1,175	25,575
	Bank of America 7.25%
	exercise price $50.00,
	expiration date 12/31/49	23	24,760
#	Chesapeake Energy 144A 5.75%
	exercise price $27.83,
	expiration date 12/31/49	37	40,908
	Cliffs Natural Resources 7.00%
	exercise price $35.53,
	expiration date 2/1/16	1,925	38,057
	Dominion Resources
	6.00% exercise price $65.27,
	expiration date 7/1/16	290	15,501
	6.125% exercise price $65.27,
	expiration date 4/1/16	290	15,469
	Goodyear Tire & Rubber 5.875%
	exercise price $18.21,
	expiration date 3/31/14	1,500	95,859
	Halcon Resources 5.75%
	exercise price $6.16,
	expiration date 12/31/49	41	40,590
	HealthSouth 6.50%
	exercise price $30.50,
	expiration date 12/31/49	92	119,508
	Huntington Bancshares 8.50%
	exercise price $11.95,
	expiration date 12/31/49	44	54,560
	Intelsat 5.75%
	exercise price $22.05,
	expiration date 5/1/16	1,307	79,818
	MetLife 5.00%
	exercise price $44.27,
	expiration date 3/26/14	2,575	73,800
	SandRidge Energy 8.50%
	exercise price $8.01,
	expiration date 12/31/49	648	65,092
	Wells Fargo 7.50%
	exercise price $156.71,
	expiration date 12/31/49	65	73,938
Total Convertible Preferred Stock
	(cost $726,108)		763,435

Exchange-Traded Funds – 0.07%
	iShares MSCI EAFE Growth Index	850	57,911
	Vanguard FTSE Developed Markets	1,270	50,267
Total Exchange-Traded Funds
	(cost $103,827)		108,178

	Principal		Value
	Amount°		(U.S. $)
Agency Collaterized Mortgage Obligations – 0.56%
Fannie Mae REMICs
Series 1996-46 ZA
7.50% 11/25/26	USD	1,894	$2,180
Series 2003-26 AT
5.00% 11/25/32		38,260	40,104
Series 2003-32 PH
5.50% 3/25/32		5,635	5,677
Series 2010-41 PN
4.50% 4/25/40		60,000	64,897
Series 2010-96 DC
4.00% 9/25/25		115,000	121,882
•~Series 2012-122 SD
5.921% 11/25/42		114,905	24,781
•~Series 2012-124 SD
5.971% 11/25/42		153,186	35,383
~Series 2013-26 ID
3.00% 4/25/33		160,337	28,440
~Series 2013-38 AI
3.00% 4/25/33		158,700	25,935
~Series 2013-44 DI
3.00% 5/25/33		473,748	83,928
Freddie Mac REMICs
Series 2512 PG
5.50% 10/15/22		93,285	102,661
Series 4065 DE
3.00% 6/15/32		15,000	14,561
•~Series 4148 SA
5.918% 12/15/42		178,714	36,734
~Series 4185 LI
3.00% 3/15/33		116,035	20,561
~Series 4191 CI
3.00% 4/15/33		97,925	16,996
GNMA
Series 2010-113 KE
4.50% 9/20/40		140,000	151,878
NCUA Guaranteed Notes Trust
Series 2010-C1 A2
2.90% 10/29/20		50,000	51,936
Total Agency Collaterized Mortgage
Obligations (cost $811,668)			828,534

Agency Mortgage-Backed Securities – 11.91%
Fannie Mae S.F. 15 yr
2.50% 7/1/27		11,366	11,447
2.50% 2/1/28		172,877	174,112
2.50% 5/1/28		24,303	24,477
3.00% 11/1/27		16,483	17,091
3.50% 7/1/26		57,911	61,162
4.00% 11/1/25		109,393	117,055
5.00% 9/1/18		19,586	20,844
5.50% 7/1/22		21,767	23,638
Fannie Mae S.F. 15 yr TBA
2.50% 10/1/28		1,720,000	1,729,675
2.50% 11/1/28		1,986,000	1,992,827
3.00% 10/1/28		894,000	925,569
3.00% 11/1/28		1,529,000	1,578,693
3.50% 10/1/28		300,000	316,547
3.50% 11/1/28		874,000	919,202
Fannie Mae S.F. 20 yr
3.00% 8/1/33		26,793	26,812
3.00% 9/1/33		50,804	50,841
3.50% 4/1/33		8,714	9,026
5.00% 11/1/23		4,694	5,084
5.50% 8/1/28		32,462	35,459
5.50% 12/1/29		7,245	7,918
Fannie Mae S.F. 30 yr
3.50% 7/1/42		9,050	9,220
3.50% 6/1/43		18,717	19,079
4.00% 11/1/40		22,343	23,459
4.00% 1/1/41		102,409	107,507
4.00% 9/1/41		15,294	16,047
4.00% 3/1/42		90,612	95,074
4.00% 1/1/43		353,567	371,022
4.50% 7/1/36		17,259	18,430
4.50% 11/1/40		55,949	59,793
4.50% 2/1/41		26,126	27,931
4.50% 3/1/41		116,036	124,074
4.50% 5/1/41		19,066	20,435
4.50% 10/1/41		63,661	68,127
4.50% 9/1/43		3,994	4,274
5.00% 2/1/35		2,937	3,190
5.50% 1/1/38		46,644	50,931
6.50% 2/1/36		12,692	14,141
Fannie Mae S.F. 30 yr TBA
3.00% 10/1/43		1,130,000	1,103,869
3.00% 11/1/43		3,581,000	3,488,118
3.50% 10/1/43		480,000	488,625
3.50% 11/1/43		941,000	954,821
4.00% 10/1/43		125,000	131,113
4.00% 11/1/43		383,000	400,415
4.50% 11/1/43		1,455,000	1,549,575
5.50% 11/1/43		130,000	141,497
Freddie Mac
4.50% 1/1/41		82,688	87,126
Freddie Mac S.F. 30 yr
3.00% 11/1/42		57,253	55,817
4.00% 10/1/40		58,344	60,982
4.00% 11/1/40		38,145	39,870
4.50% 10/1/39		79,702	84,820
4.50% 10/1/43		22,000	23,427
6.00% 8/1/38		85,217	92,893
Total Agency Mortgage-Backed
Securities (cost $17,428,383)			17,783,181

(continues)       75

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Commercial Mortgage-Backed Securities – 1.57%
	BAML Commercial Mortgage
	Series 2006-4 A4
	5.634% 7/10/46	USD	50,000	$54,824
	Bear Stearns Commercial
	Mortgage Securities
	Series 2004-PWR4 A3
	5.468% 6/11/41		57,522	58,714
	•Series 2005-PW10 A4
	5.405% 12/11/40		110,000	117,482
	•Series 2005-T20 A4A
	5.293% 10/12/42		35,000	37,447
	•Series 2006-PW12 A4
	5.856% 9/11/38		25,000	27,477
	Commercial Mortgage Pass
	Through Certificates
	t•Series 2005-C6 A5A
	5.116% 6/10/44		50,000	53,014
	t•Series 2013-CR8 A5
	3.612% 6/10/46		105,000	104,521
#	DB-UBS Mortgage Trust
	Series 2011-LC1A A3 144A
	5.002% 11/10/46		300,000	332,135
#•	FREMF Mortgage Trust
	Series 2012-K21 B 144A
	4.072% 7/25/45		50,000	46,480
	Goldman Sachs
	Mortgage Securities II
	•Series 2004-GG2 A6
	5.396% 8/10/38		106,722	108,806
	Series 2005-GG4 A4A
	4.751% 7/10/39		50,000	52,207
	Goldman Sachs
	Mortgage Securities Trust
	#Series 2010-C1 A2 144A
	4.592% 8/10/43		100,000	108,996
	JPMorgan Chase Commercial
	Mortgage Securities
	•Series 2005-LDP5 A4
	5.368% 12/15/44		275,000	294,731
	Series 2006-LDP8 AM
	5.44% 5/15/45		83,000	91,033
	Series 2011-C5 A3
	4.171% 8/15/46		90,000	94,784
	Lehman Brothers UBS Commercial
	Mortgage Trust
	Series 2004-C1 A4
	4.568% 1/15/31		26,519	26,826
	•Series 2005-C3 B
	4.895% 7/15/40		30,000	31,001
	Morgan Stanley Capital I Trust
	Series 2005-HQ6 A4A
	4.989% 8/13/42		60,000	63,226
	•Series 2005-HQ7 C
	5.378% 11/14/42		100,000	100,344
	•Series 2007-T27 A4
	5.815% 6/13/42		107,000	120,887
#	VNO Mortgage Trust
	Series 2012-6AVE A 144A
	2.996% 11/15/30		220,000	207,014
	WF-RBS Commercial
	Mortgage Trust
	Series 2012-C9 A3
	2.87% 11/15/45		65,000	61,200
	Series 2013-C11 A5
	3.071% 3/15/45		55,000	52,465
	Series 2013-C14 A5
	3.337% 6/15/46		105,000	101,708
Total Commercial Mortgage-Backed
	Securities (cost $2,297,874)			2,347,322

Convertible Bonds – 1.92%
	Advanced Micro Devices 6.00%
	exercise price $28.08,
	expiration date 4/30/15		64,000	66,640
#	Alaska Communications Systems
	Group 144A 6.25%
	exercise price $10.28,
	expiration date 4/27/18		65,000	56,306
	Alere 3.00%
	exercise price $43.98,
	expiration date 5/15/16		77,000	81,572
	Ares Capital 5.75%
	exercise price $19.13,
	expiration date 2/1/16		74,000	79,828
ϕ	ArvinMeritor 4.00%
	exercise price $26.73,
	expiration date 2/12/27		136,000	124,950
	BGC Partners 4.50%
	exercise price $9.84,
	expiration date 7/13/16		72,000	74,250
	Chesapeake Energy
	2.25% exercise price $85.61,
	expiration date 12/14/38		24,000	22,020
	2.50% exercise price $50.90,
	expiration date 5/15/37		26,000	25,675
#	Ciena 144A 3.75%
	exercise price $20.17,
	expiration date 10/15/18		42,000	62,081
	Dendreon 2.875%
	exercise price $51.24,
	expiration date 1/13/16		71,000	45,440

		Principal		Value
		Amount°		(U.S. $)
Convertible Bonds (continued)
	Equinix 4.75%
	exercise price $84.32,
	expiration date 6/13/16	USD	21,000	$47,250
ϕ	General Cable 4.50%
	exercise price $36.34,
	expiration date 11/15/29		91,000	103,114
	Gilead Sciences 1.625%
	exercise price $22.71,
	expiration date 5/1/16		28,000	77,578
	Helix Energy Solutions
	Group 3.25%
	exercise price $25.02,
	expiration date 3/12/32		66,000	88,234
ϕ	Hologic 2.00%
	exercise price $31.17,
	expiration date 2/27/42		72,000	72,540
#	Illumina 144A 0.25%
	exercise price $83.55,
	expiration date 3/11/16		38,000	43,463
	Intel 3.25%
	exercise price $21.94,
	expiration date 8/1/39		40,000	49,600
	Jefferies Group 3.875%
	exercise price $45.62,
	expiration date 10/31/29		75,000	78,891
	L-3 Communications
	Holdings 3.00%
	exercise price $90.24,
	expiration date 8/1/35		53,000	57,969
	Leap Wireless International 4.50%
	exercise price $93.21,
	expiration date 7/10/14		100,000	102,250
#	Liberty Interactive 144A
	0.75% exercise price $1,000.00,
	expiration date 3/30/43		65,000	73,694
	1.00% exercise price $74.31,
	expiration date 9/28/43		39,000	40,146
	Linear Technology 3.00%
	exercise price $41.46,
	expiration date 4/30/27		68,000	72,548
	Live Nation Entertainment 2.875%
	exercise price $27.14,
	expiration date 7/14/27		60,000	61,463
	MGM Resorts International 4.25%
	exercise price $18.58,
	expiration date 4/10/15		71,000	90,569
	Mylan 3.75%
	exercise price $13.32,
	expiration date 9/15/15		24,000	69,675
	Nuance Communications 2.75%
	exercise price $32.30,
	expiration date 11/1/31		98,000	99,531
	NuVasive 2.75%
	exercise price $42.13,
	expiration date 6/30/17		137,000	134,260
#	Opko Health 144A 3.00%
	exercise price $7.07,
	expiration date 1/28/33		19,000	24,510
#	Owens-Brockway Glass
	Container 144A 3.00%
	exercise price $47.47,
	expiration date 5/28/15		79,000	82,111
	Peabody Energy 4.75%
	exercise price $57.95,
	expiration date 12/15/41		86,000	69,445
	PHH 4.00%
	exercise price $25.80,
	expiration date 8/27/14		66,000	72,064
	Rovi 2.625%
	exercise price $47.36,
	expiration date 2/10/40		39,000	39,390
#	Ryman Hospitality Properties
	144A 3.75%
	exercise price $21.64,
	expiration date 9/29/14		39,000	63,034
	SanDisk 1.50%
	exercise price $52.17,
	expiration date 8/11/17		61,000	80,978
	SBA Communications 4.00%
	exercise price $30.38,
	expiration date 9/29/14		21,000	55,952
	Steel Dynamics 5.125%
	exercise price $17.17,
	expiration date 6/15/14		25,000	27,375
	TIBCO Software 2.25%
	exercise price $50.57,
	expiration date 4/30/32		108,000	110,228
	Titan Machinery 3.75%
	exercise price $43.17,
	expiration date 4/30/19		40,000	35,750
#	Vantage Drilling 144A 5.50%
	exercise price $2.39,
	expiration date 7/15/43		49,000	52,093
•	Vector Group 2.50%
	exercise price $17.62,
	expiration date 1/14/19		22,000	26,339
	VeriSign 3.25%
	exercise price $34.37,
	expiration date 8/15/37		51,000	80,070
#	WellPoint 144A 2.75%
	exercise price $75.31,
	expiration date 10/15/42		34,000	43,456
Total Convertible Bonds
	(cost $2,587,617)			2,864,332

(continues)       77

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds – 29.62%
Banking – 3.44%
	Abbey National Treasury Services
	3.05% 8/23/18	USD	125,000	$127,135
#	Banco do Brasil 144A
	3.75% 7/25/18	EUR	100,000	136,266
#	Banco Santander Mexico 144A
	4.125% 11/9/22	USD	150,000	138,000
	Bancolombia 5.95% 6/3/21		100,000	102,000
	Bank of America
	3.875% 3/22/17		95,000	101,123
	4.10% 7/24/23		75,000	74,683
	•5.20% 12/29/49		125,000	110,000
•	Bank of New York Mellon
	4.50% 12/31/49		80,000	69,400
	BB&T 5.25% 11/1/19		155,000	173,924
#	BBVA Banco Continental 144A
	3.25% 4/8/18		110,000	107,800
	Citigroup
	5.50% 9/13/25		90,000	92,763
	6.25% 6/29/17	NZD	73,000	62,744
	City National 5.25% 9/15/20	USD	120,000	129,370
•	Fifth Third Bank
	5.10% 12/31/49		145,000	126,513
•	Fifth Third Capital Trust IV
	6.50% 4/15/37		145,000	144,819
#•	HBOS Capital Funding 144A
	6.071% 6/29/49		190,000	186,913
#	HSBC Bank 144A
	4.75% 1/19/21		150,000	162,351
#	ING Bank 144A
	5.80% 9/25/23		200,000	202,379
	JPMorgan Chase
	2.92% 9/19/17	CAD	110,000	106,630
	4.25% 11/2/18	NZD	160,000	126,196
	•5.15% 12/29/49	USD	100,000	88,000
	5.625% 8/16/43		230,000	229,263
	Morgan Stanley
	4.10% 5/22/23		140,000	130,835
	7.375% 2/22/18	AUD	164,000	167,136
	7.60% 8/8/17	NZD	96,000	84,638
•	PNC Financial Services Group
	4.85% 5/29/49	USD	55,000	47,438
	PNC Funding
	5.125% 2/8/20		305,000	339,727
	5.625% 2/1/17		150,000	167,342
#•	PNC Preferred Funding
	Trust II 144A
	1.477% 3/31/49		100,000	86,500
	Regions Financial
	2.00% 5/15/18		120,000	116,606
	Santander Holdings USA
	3.45% 8/27/18		70,000	71,570
#	Sberbank of Russia 144A
	4.95% 2/7/17		200,000	211,500
	State Street
	3.10% 5/15/23		170,000	158,887
	SVB Financial Group
	5.375% 9/15/20		140,000	154,530
•	USB Capital IX
	3.50% 10/29/49		200,000	154,000
	Wachovia
	•0.638% 10/15/16		85,000	84,101
	5.25% 8/1/14		45,000	46,735
	Wells Fargo
	4.125% 8/15/23		80,000	78,488
	Zions Bancorp
	4.50% 3/27/17		30,000	31,525
	4.50% 6/13/23		135,000	134,131
	7.75% 9/23/14		63,000	66,826
				5,130,787
Basic Industry – 2.36%
	AK Steel 7.625% 5/15/20		40,000	33,800
	ArcelorMittal 10.35% 6/1/19		85,000	104,975
	Barrick Gold 4.10% 5/1/23		65,000	57,349
	BHP Billiton Finance USA
	5.00% 9/30/43		95,000	97,135
	CF Industries
	6.875% 5/1/18		225,000	264,611
	7.125% 5/1/20		47,000	55,175
	Dow Chemical
	8.55% 5/15/19		288,000	367,734
	FMG Resources August 2006
	#144A 6.875% 4/1/22		118,000	118,590
	#144A 7.00% 11/1/15		40,000	41,350
	#Freeport-McMoRan Copper & Gold
	144A 3.875% 3/15/23		115,000	106,230
	Georgia-Pacific
	8.00% 1/15/24		275,000	354,244
#	Gerdau Trade 144A
	4.75% 4/15/23		200,000	178,500
#	Glencore Funding 144A
	2.50% 1/15/19		175,000	164,241
	Headwaters 7.625% 4/1/19		75,000	79,125
	International Paper
	6.00% 11/15/41		260,000	278,841
#	Kazatomprom Natsionalnaya
	Atomnaya Kompaniya 144A
	6.25% 5/20/15		100,000	105,500
	LyondellBasell Industries
	5.75% 4/15/24		200,000	224,135
	Mohawk Industries
	6.375% 1/15/16		23,000	25,386
	Norcraft 10.50% 12/15/15		43,000	44,666
	Nortek 8.50% 4/15/21		65,000	71,013
	Novelis 8.75% 12/15/20		50,000	55,125

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
	Nucor 4.00% 8/1/23	USD	50,000	$49,032
	Plains Exploration & Production
	6.50% 11/15/20		75,000	80,557
#	PolyOne
	144A 5.25% 3/15/23		50,000	47,500
	Rio Tinto Finance USA
	2.25% 12/14/18		125,000	123,396
	Rockwood Specialties Group
	4.625% 10/15/20		40,000	40,400
	Ryerson
	9.00% 10/15/17		45,000	46,800
	11.25% 10/15/18		20,000	20,750
	Teck Resources
	3.75% 2/1/23		70,000	64,560
#	TPC Group
	144A 8.75% 12/15/20		40,000	41,100
	Vale Overseas
	5.625% 9/15/19		40,000	43,633
	Weyerhaeuser
	4.625% 9/15/23		130,000	132,732
				3,518,185
Brokerage – 0.20%
	Jefferies Group
	5.125% 1/20/23		70,000	70,679
	6.45% 6/8/27		40,000	41,000
	6.50% 1/20/43		30,000	29,775
	Lazard Group
	6.85% 6/15/17		142,000	161,085
				302,539
Capital Goods – 1.01%
	Ball 4.00% 11/15/23		95,000	85,738
	Berry Plastics 9.75% 1/15/21		50,000	58,000
#	Cemex Espana Luxembourg 144A
	9.25% 5/12/20		170,000	183,600
#	Consolidated Container 144A
	10.125% 7/15/20		35,000	37,625
#	Crown Americas 144A
	4.50% 1/15/23		35,000	32,200
	Energizer Holdings
	4.70% 5/24/22		210,000	213,236
	General Electric Capital
	Canada Funding
	2.42% 5/31/18	CAD	22,000	20,978
#	Ingersoll-Rand Global
	Holding 144A
	4.25% 6/15/23	USD	240,000	238,814
#	Milacron
	144A 7.75% 2/15/21		50,000	51,875
#	Plastipak Holdings 144A
	10.625% 8/15/19		28,000	31,893
	Rock Tenn 4.00% 3/1/23		120,000	116,490
#	Sealed Air
	144A 6.50% 12/1/20		60,000	63,150
	TransDigm
	#144A 7.50% 7/15/21		65,000	70,200
	7.50% 7/15/21		10,000	10,800
	URS
	#144A 4.35% 4/1/17		15,000	15,339
	#144A 5.50% 4/1/22		55,000	55,430
#	Voto-Votorantim Overseas
	Trading Operations
	144A 6.625% 9/25/19		200,000	220,000
				1,505,368
Consumer Cyclical – 2.01%
	Amazon.com
	2.50% 11/29/22		200,000	182,638
	American Axle & Manufacturing
	6.25% 3/15/21		75,000	77,625
	AmeriGas Finance
	6.75% 5/20/20		45,000	48,038
	Cummins 3.65% 10/1/23		150,000	151,325
#	Daimler Finance North
	America 144A
	2.25% 7/31/19		180,000	176,472
	Dave & Buster’s
	11.00% 6/1/18		20,000	22,200
	Delphi
	6.125% 5/15/21		75,000	82,313
	Ford Motor
	7.45% 7/16/31		92,000	112,574
	Ford Motor Credit
	12.00% 5/15/15		100,000	117,571
#	General Motors
	144A 3.50% 10/2/18		80,000	80,200
	Hanesbrands
	6.375% 12/15/20		50,000	54,125
	HD Supply
	#144A 7.50% 7/15/20		34,000	35,318
	11.00% 4/15/20		35,000	42,088
	Historic TW
	6.875% 6/15/18		305,000	366,592
	Home Depot
	3.75% 2/15/24		120,000	121,700
	Host Hotels & Resorts
	3.75% 10/15/23		100,000	92,754
	4.75% 3/1/23		120,000	120,779
	5.25% 3/15/22		65,000	67,581
	5.875% 6/15/19		40,000	43,206
	International Game Technology
	5.35% 10/15/23		100,000	102,351
	Levi Strauss
	6.875% 5/1/22		85,000	90,525

(continues)       79

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
#	LKQ
	144A 4.75% 5/15/23	USD	10,000	$9,300
	Marriott International
	3.375% 10/15/20		70,000	69,880
	Meritor
	6.75% 6/15/21		40,000	39,800
	QVC
	4.375% 3/15/23		235,000	218,961
	Rite Aid
	9.25% 3/15/20		60,000	68,400
#	SACI Falabella
	144A 3.75% 4/30/23		200,000	179,000
	Sally Holdings
	5.75% 6/1/22		60,000	60,450
	Suburban Propane Partners
	7.375% 8/1/21		17,000	18,275
	Tomkins
	9.00% 10/1/18		17,000	18,615
#	TRW Automotive
	144A 4.50% 3/1/21		70,000	70,700
	Wyndham Worldwide
	5.625% 3/1/21		60,000	64,909
				3,006,265
Consumer Non-Cyclical – 2.38%
	Accellent
	8.375% 2/1/17		35,000	36,619
	Alere
	7.25% 7/1/18		15,000	16,275
#	BFF International 144A
	7.25% 1/28/20		125,000	138,750
	Biomet
	6.50% 8/1/20		40,000	41,500
	6.50% 10/1/20		15,000	15,281
	Boston Scientific
	2.65% 10/1/18		75,000	75,120
	6.00% 1/15/20		145,000	166,051
	CareFusion
	#144A 3.30% 3/1/23		90,000	84,475
	6.375% 8/1/19		260,000	298,130
	Celgene
	3.95% 10/15/20		185,000	190,239
	4.00% 8/15/23		10,000	9,982
	Community Health Systems
	8.00% 11/15/19		25,000	26,344
	Constellation Brands
	3.75% 5/1/21		15,000	13,894
	6.00% 5/1/22		55,000	58,850
#	Cosan Luxembourg 144A
	5.00% 3/14/23		200,000	180,500
	Covidien International Finance
	2.95% 6/15/23		215,000	203,257
	Del Monte 7.625% 2/15/19		50,000	52,125
	Edwards Lifesciences
	2.875% 10/15/18		120,000	119,667
#	Fresenius Medical Care US
	Finance II 144A
	5.875% 1/31/22		60,000	61,800
	HCA Holdings
	6.25% 2/15/21		55,000	56,031
	Jarden
	6.125% 11/15/22		40,000	41,650
	7.50% 1/15/20		5,000	5,444
	Laboratory Corp. of
	America Holdings
	2.20% 8/23/17		80,000	80,104
#	MultiPlan 144A
	9.875% 9/1/18		70,000	77,700
#	Mylan 144A
	3.125% 1/15/23		100,000	91,136
	NBTY 9.00% 10/1/18		30,000	33,075
#	Pernod-Ricard144A
	5.75% 4/7/21		300,000	335,168
	Quest Diagnostics
	4.70% 4/1/21		65,000	68,818
	Radnet Management
	10.375% 4/1/18		23,000	24,438
#	SABMiller Holdings 144A
	2.45% 1/15/17		200,000	205,643
	Scotts Miracle-Gro
	6.625% 12/15/20		25,000	26,688
	Smithfield Foods
	6.625% 8/15/22		65,000	67,194
#	Spectrum Brands Escrow 144A
	6.375% 11/15/20		65,000	67,925
	Tenet Healthcare
	8.00% 8/1/20		30,000	31,875
#	Valeant Pharmaceuticals
	International 144A
	7.00% 10/1/20		15,000	15,975
#	Valeant Pharmacueticals
	International Escrow 144A
	6.375% 10/15/20		40,000	41,800
	Yale University
	2.90% 10/15/14		48,000	49,259
	Zimmer Holdings
	3.375% 11/30/21		150,000	146,669
	4.625% 11/30/19		85,000	92,888
#	Zoetis 144A
	3.25% 2/1/23		220,000	209,859
				3,558,198
Energy – 4.69%
	Antero Resources Finance
	6.00% 12/1/20		25,000	25,375
	BP Capital Markets
	3.994% 9/26/23		105,000	106,049
	Bristow Group
	6.25% 10/15/22		60,000	62,625

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Chesapeake Energy
	5.375% 6/15/21	USD	10,000	$10,025
	5.75% 3/15/23		125,000	125,938
#	CNOOC Curtis Funding 144A
	4.50% 10/3/23		200,000	201,670
	Comstock Resources
	7.75% 4/1/19		25,000	26,000
	Continental Resources
	4.50% 4/15/23		55,000	54,244
	Ecopetrol
	4.25% 9/18/18		35,000	36,094
	7.625% 7/23/19		100,000	118,750
	El Paso Pipeline
	Partners Operating
	6.50% 4/1/20		170,000	196,338
	Enbridge Energy Partners
	4.00% 10/1/23		60,000	60,186
	•8.05% 10/1/37		175,000	197,249
	Energy Transfer Partners
	3.60% 2/1/23		300,000	279,990
	4.15% 10/1/20		45,000	46,316
	9.70% 3/15/19		76,000	97,303
	Enterprise Products Operating
	•7.034% 1/15/68		215,000	239,410
	9.75% 1/31/14		145,000	149,220
	Halcon Resources
	8.875% 5/15/21		65,000	66,950
	Halliburton 3.50% 8/1/23		225,000	223,472
	Hercules Offshore
	#144A 8.75% 7/15/21		25,000	26,625
	#144A 10.50% 10/15/17		67,000	71,271
#	KazMunayGas National 144A
	9.125% 7/2/18		100,000	122,875
	Key Energy Services
	6.75% 3/1/21		70,000	69,650
	Kinder Morgan Energy Partners
	4.15% 2/1/24		80,000	78,662
	9.00% 2/1/19		125,000	160,142
	Kodiak Oil & Gas
	8.125% 12/1/19		65,000	71,338
	Linn Energy
	6.50% 5/15/19		20,000	19,300
	#144A 6.75% 11/1/19		15,000	14,213
	8.625% 4/15/20		28,000	29,085
	Lukoil International Finance
	6.125% 11/9/20		200,000	214,000
#	Midstates Petroleum 144A
	9.25% 6/1/21		60,000	59,550
#	Murphy Oil USA 144A
	6.00% 8/15/23		55,000	55,000
#	Nabors Industries 144A
	5.10% 9/15/23		80,000	81,420
	Newfield Exploration
	5.625% 7/1/24		80,000	77,800
	Noble Holding International
	3.95% 3/15/22		120,000	115,956
	ONGC Videsh 2.50% 5/7/18		200,000	185,948
#	Pacific Rubiales Energy 144A
	7.25% 12/12/21		100,000	105,500
	PDC Energy 7.75% 10/15/22		35,000	37,275
#	Pertamina Persero PT 144A
	4.30% 5/20/23		200,000	172,000
	Petrobras Global Finance BV
	•2.408% 1/15/19		20,000	19,670
	3.00% 1/15/19		125,000	117,865
	Petrobras International Finance
	5.375% 1/27/21		140,000	141,342
	Petrohawk Energy
	7.25% 8/15/18		145,000	157,688
	Petroleos de Venezuela
	9.00% 11/17/21		140,000	114,800
	Petroleos Mexicanos
	•2.286% 7/18/18		90,000	92,925
	3.50% 7/18/18		65,000	65,975
	6.50% 6/2/41		15,000	15,621
	Plains All American Pipeline
	8.75% 5/1/19		125,000	160,290
	Pride International
	6.875% 8/15/20		225,000	268,525
#	PTT Exploration & Production 144A
	3.707% 9/16/18		200,000	202,209
	Range Resources
	5.00% 8/15/22		65,000	63,213
#	Regency Energy Partners 144A
	4.50% 11/1/23		110,000	100,100
	Rosetta Resources
	5.625% 5/1/21		120,000	114,600
#	Samson Investment 144A
	10.25% 2/15/20		70,000	74,550
	SandRidge Energy
	7.50% 3/15/21		20,000	20,300
	8.125% 10/15/22		90,000	91,350
	Talisman Energy
	3.75% 2/1/21		50,000	48,881
	5.50% 5/15/42		215,000	201,009
	Total Capital
	2.125% 8/10/18		425,000	429,318
•	TransCanada PipeLines
	6.35% 5/15/67		260,000	268,522
	Williams Partners
	7.25% 2/1/17		115,000	133,997
				6,993,564

(continues)       81

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Financials – 1.13%
#	CDP Financial 144A
	4.40% 11/25/19	USD	250,000	$277,732
	CME Group 5.30% 9/15/43		70,000	72,479
	E Trade Financial
	6.375% 11/15/19		65,000	69,550
	General Electric Capital
	4.375% 9/16/20		130,000	138,516
	•5.25% 6/29/49		100,000	92,950
	6.00% 8/7/19		165,000	192,265
	•6.25% 12/15/49		100,000	101,410
	•7.125% 12/15/49		100,000	109,170
#	Hyundai Capital America 144A
	2.125% 10/2/17		80,000	79,879
	International Lease Finance
	5.875% 4/1/19		30,000	31,383
	6.25% 5/15/19		72,000	75,960
	8.25% 12/15/20		125,000	142,813
	8.75% 3/15/17		30,000	34,575
#	Nuveen Investments 144A
	9.50% 10/15/20		105,000	103,163
	Woodside Finance
	#144A 8.125% 3/1/14		150,000	154,164
	#144A 8.75% 3/1/19		10,000	12,769
				1,688,788
Insurance – 1.24%
•	Allstate
	5.75% 8/15/53		100,000	97,688
	American International Group
	4.125% 2/15/24		155,000	155,432
•	Chubb
	6.375% 3/29/67		105,000	113,138
	Highmark
	#144A 4.75% 5/15/21		65,000	61,561
	#144A 6.125% 5/15/41		25,000	23,659
#	Hockey Merger Sub 2 144A
	7.875% 10/1/21		80,000	80,500
•	ING Groep
	5.775% 12/29/49		35,000	35,613
	ING US
	2.90% 2/15/18		140,000	140,715
	•5.65% 5/15/53		100,000	91,777
	Liberty Mutual Group
	#144A 4.25% 6/15/23		120,000	117,267
	#144A 4.95% 5/1/22		85,000	88,048
	#144A 6.50% 5/1/42		55,000	59,553
	#•144A 7.00% 3/15/37		35,000	35,700
	MetLife 6.40% 12/15/36		120,000	121,950
#	Metropolitan Life
	Global Funding I
	144A 3.00% 1/10/23		275,000	259,747
	Prudential Financial
	3.875% 1/14/15		25,000	25,994
	4.50% 11/15/20		30,000	32,281
	•5.625% 6/15/43		50,000	47,344
	•5.875% 9/15/42		70,000	68,950
	6.00% 12/1/17		95,000	110,243
•	XL Group
	6.50% 12/29/49		85,000	81,813
				1,848,973
Media – 0.90%
	CCO Holdings
	5.25% 9/30/22		40,000	37,200
	7.00% 1/15/19		25,000	26,531
	7.375% 6/1/20		15,000	16,275
	Clear Channel
	Worldwide Holdings
	7.625% 3/15/20		65,000	67,400
#	COX Communications 144A
	3.25% 12/15/22		305,000	271,369
	CSC Holdings
	6.75% 11/15/21		35,000	37,625
	DISH DBS
	5.875% 7/15/22		60,000	59,400
	7.875% 9/1/19		38,000	43,510
#	Myriad International
	Holdings 144A
	6.375% 7/28/17		100,000	109,250
	Sinclair Television Group
	5.375% 4/1/21		100,000	95,500
	6.125% 10/1/22		35,000	34,913
#	Sirius XM Radio 144A
	4.625% 5/15/23		95,000	86,925
	Time Warner Cable
	5.85% 5/1/17		20,000	21,767
	8.25% 4/1/19		130,000	150,657
#	Univision Communications 144A
	5.125% 5/15/23		135,000	129,938
#	UPCB Finance III 144A
	6.625% 7/1/20		150,000	159,750
				1,348,010
Real Estate – 1.49%
	Alexandria Real Estate Equities
	3.90% 6/15/23		25,000	23,525
	4.60% 4/1/22		155,000	156,041
#	American Tower Trust I 144A
	3.07% 3/15/23		105,000	99,739
	BRE Properties
	3.375% 1/15/23		145,000	134,898
	Corporate Office Properties
	3.60% 5/15/23		85,000	77,199
	5.25% 2/15/24		95,000	97,693

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Real Estate (continued)
	DDR
	4.625% 7/15/22	USD	40,000	$40,799
	4.75% 4/15/18		70,000	75,635
	7.50% 4/1/17		45,000	52,608
	7.875% 9/1/20		98,000	120,115
	Digital Realty Trust
	5.25% 3/15/21		260,000	273,696
	Duke Realty
	3.625% 4/15/23		140,000	130,460
	Liberty Property 4.40% 2/15/24		80,000	79,922
	National Retail Properties
	3.30% 4/15/23		130,000	118,370
	3.80% 10/15/22		15,000	14,343
	ProLogis 4.25% 8/15/23		130,000	129,556
	Regency Centers
	4.80% 4/15/21		90,000	94,748
	UDR
	3.70% 10/1/20		40,000	40,264
	4.625% 1/10/22		185,000	191,550
#	WEA Finance 144A
	4.625% 5/10/21		145,000	153,200
	Weingarten Realty Investors
	3.50% 4/15/23		130,000	121,139
				2,225,500
Services – 0.78%
	Ameristar Casinos
	7.50% 4/15/21		55,000	60,088
	Avis Budget Car Rental
	5.50% 4/1/23		96,000	89,280
	FTI Consulting 6.75% 10/1/20		5,000	5,313
#	Geo Group 144A
	5.125% 4/1/23		25,000	23,000
	H&E Equipment Services
	7.00% 9/1/22		55,000	58,850
#	Korea Expressway 144A
	1.875% 10/22/17		200,000	195,788
	M/I Homes 8.625% 11/15/18		40,000	43,200
	MGM Resorts International
	11.375% 3/1/18		75,000	95,813
	PHH 7.375% 9/1/19		40,000	42,200
	Pinnacle Entertainment
	8.75% 5/15/20		20,000	22,000
	Ryland Group
	8.40% 5/15/17		33,000	38,198
	Standard Pacific
	10.75% 9/15/16		42,000	50,400
	United Rentals North America
	6.125% 6/15/23		65,000	65,650
	10.25% 11/15/19		42,000	47,670
	Western Union
	2.875% 12/10/17		40,000	40,905
	3.65% 8/22/18		190,000	197,371
	Wynn Las Vegas
	#144A 4.25% 5/30/23		50,000	45,938
	7.75% 8/15/20		40,000	45,100
				1,166,764
Technology – 1.60%
	Apple 2.40% 5/3/23		370,000	335,622
#	Avaya 144A
	7.00% 4/1/19		40,000	37,600
	Baidu 3.25% 8/6/18		200,000	200,409
#	BMC Software Finance
	144A 8.125% 7/15/21		55,000	57,338
	Broadridge Financial Solutions
	3.95% 9/1/20		70,000	70,790
	eBay 4.00% 7/15/42		165,000	140,023
	EMC 2.65% 6/1/20		350,000	346,987
	Equinix
	4.875% 4/1/20		45,000	43,875
	5.375% 4/1/23		30,000	28,500
	Fidelity National
	Information Services
	3.50% 4/15/23		175,000	157,729
	First Data 11.25% 3/31/16		45,000	45,225
	GXS Worldwide
	9.75% 6/15/15		104,000	107,055
	Jabil Circuit 7.75% 7/15/16		9,000	10,238
	Microsoft 2.125% 11/15/22		90,000	82,050
	National Semiconductor
	6.60% 6/15/17		170,000	198,979
	NetApp
	2.00% 12/15/17		55,000	54,202
	3.25% 12/15/22		115,000	105,799
#	Seagate HDD Cayman 144A
	4.75% 6/1/23		55,000	53,213
	Symantec 4.20% 9/15/20		80,000	82,469
	Total System Services
	2.375% 6/1/18		80,000	78,130
	3.75% 6/1/23		110,000	102,017
#	VeriSign 144A
	4.625% 5/1/23		55,000	51,975
				2,390,225
Telecommunications – 2.72%
	AMC Networks
	4.75% 12/15/22		70,000	65,800
•	America Movil
	1.256% 9/12/16		220,000	220,159
	CC Holdings GS V
	3.849% 4/15/23		50,000	45,174
	CenturyLink 5.80% 3/15/22		165,000	156,338
#	Clearwire Communications 144A
	12.00% 12/1/15		61,000	63,974

(continues)       83

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
#	Columbus International 144A
	11.50% 11/20/14	USD	120,000	$129,600
#	Crown Castle Towers 144A
	4.883% 8/15/20		340,000	361,327
#	Digicel 144A
	8.25% 9/1/17		110,000	114,538
#	Digicel Group 144A
	10.50% 4/15/18		100,000	108,500
#	DigitalGlobe 144A
	5.25% 2/1/21		20,000	19,200
	Hughes Satellite Systems
	7.625% 6/15/21		35,000	37,888
#	Intelsat Jackson Holdings 144A
	5.50% 8/1/23		80,000	75,200
	Intelsat Luxembourg
	#144A 7.75% 6/1/21		35,000	36,356
	#144A 8.125% 6/1/23		115,000	121,756
	Lamar Media 5.00% 5/1/23		70,000	65,275
	Level 3 Communications
	11.875% 2/1/19		35,000	40,425
	Level 3 Financing
	10.00% 2/1/18		48,000	51,600
#	MDC Partners 144A
	6.75% 4/1/20		75,000	76,313
	MetroPCS Wireless
	6.625% 11/15/20		30,000	31,200
#	MTS International Funding 144A
	8.625% 6/22/20		100,000	117,375
#	News America 144A
	4.00% 10/1/23		30,000	30,093
#	Qtel International Finance 144A
	3.25% 2/21/23		200,000	182,040
	Qwest 6.75% 12/1/21		70,000	75,293
#	SBA Tower Trust 144A
	2.24% 4/16/18		55,000	54,365
#	SES 144A
	3.60% 4/4/23		230,000	217,719
	Sprint
	#144A 7.25% 9/15/21		40,000	40,500
	#144A 7.875% 9/15/23		30,000	30,675
	Sprint Capital 6.90% 5/1/19		80,000	82,600
	Sprint Nextel
	6.00% 12/1/16		30,000	31,875
	8.375% 8/15/17		35,000	39,725
	Telefonica Emisiones
	3.192% 4/27/18		150,000	148,159
	6.421% 6/20/16		80,000	88,103
#	Telemar Norte Leste 144A
	5.50% 10/23/20		200,000	178,000
#	Telesat Canada 144A
	6.00% 5/15/17		40,000	41,750
	Verizon Communications
	5.15% 9/15/23		180,000	193,299
	6.40% 9/15/33		190,000	211,614
	Virgin Media Secured Finance
	6.50% 1/15/18		200,000	208,750
	Vivendi
	#144A 3.45% 1/12/18		170,000	172,122
	#144A 6.625% 4/4/18		20,000	22,641
	Windstream
	7.50% 4/1/23		25,000	24,813
	#144A 7.75% 10/1/21		50,000	51,875
				4,064,009
Transportation – 0.59%
	Air Medical Group Holdings
	9.25% 11/1/18		49,000	52,920
#	Brambles USA 144A
	3.95% 4/1/15		50,000	51,804
	Burlington Northern Santa Fe
	5.15% 9/1/43		175,000	176,662
#	DP World Sukuk 144A
	6.25% 7/2/17		100,000	109,750
#	ERAC USA Finance 144A
	5.25% 10/1/20		220,000	244,535
	Norfolk Southern
	4.80% 8/15/43		65,000	63,415
	United Parcel Service
	5.125% 4/1/19		155,000	178,217
				877,303
Utilities – 3.08%
	AES
	4.875% 5/15/23		70,000	65,800
	7.375% 7/1/21		33,000	36,465
	8.00% 6/1/20		31,000	35,495
	Ameren Illinois
	9.75% 11/15/18		225,000	302,050
#	American Transmission
	Systems 144A
	5.25% 1/15/22		195,000	210,287
	CenterPoint Energy
	5.95% 2/1/17		120,000	136,201
	CMS Energy 6.25% 2/1/20		95,000	109,637
	ComEd Financing III
	6.35% 3/15/33		90,000	86,400
#•	Electricite de France 144A
	5.25% 12/29/49		210,000	198,998
	Entergy Louisiana
	4.05% 9/1/23		210,000	215,478
	Exelon Generation
	4.25% 6/15/22		215,000	212,032
	GenOn Americas Generation
	8.50% 10/1/21		100,000	106,500
	GenOn Energy
	9.875% 10/15/20		40,000	44,300
	Great Plains Energy
	4.85% 6/1/21		65,000	69,531
	Φ5.292% 6/15/22		185,000	200,113

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
•	Integrys Energy Group
	6.11% 12/1/66	USD	145,000	$146,554
	Ipalco Enterprises 5.00% 5/1/18		55,000	57,338
#	Jersey Central Power & Light
	144A 4.70% 4/1/24		90,000	91,315
	LG&E & KU Energy
	3.75% 11/15/20		100,000	101,420
	4.375% 10/1/21		160,000	166,043
#	Narragansett Electric
	144A 4.17% 12/10/42		60,000	53,688
•	National Rural Utilities
	Cooperative Finance
	4.75% 4/30/43		115,000	106,663
	NextEra Energy Capital Holdings
	3.625% 6/15/23		50,000	47,564
	•6.35% 10/1/66		230,000	232,457
	•6.65% 6/15/67		5,000	5,104
	Nisource Finance
	3.85% 2/15/23		25,000	24,475
	4.80% 2/15/44		145,000	130,346
	5.80% 2/1/42		95,000	98,794
	NRG Energy 7.875% 5/15/21		40,000	43,000
	NV Energy 6.25% 11/15/20		155,000	181,171
	Pennsylvania Electric
	5.20% 4/1/20		105,000	113,753
•	PPL Capital Funding
	6.70% 3/30/67		75,000	76,559
	Public Service Oklahoma
	5.15% 12/1/19		305,000	347,056
	Puget Energy 6.00% 9/1/21		45,000	49,160
•	Puget Sound Energy
	6.974% 6/1/67		176,000	183,423
	SCANA 4.125% 2/1/22		110,000	107,587
•	Wisconsin Energy
	6.25% 5/15/67		200,000	204,164
				4,596,921
Total Corporate Bonds
	(cost $43,726,626)			44,221,389

Municipal Bonds – 0.52%
	California Statewide Communities
	Development Authority
	(Kaiser Permanente)
	Series A 5.00% 4/1/42		65,000	65,246
	Fairfax County, Virginia
	Series B 5.00% 4/1/24		40,000	48,304
	Golden State, California Tobacco
	Securitization Corporation
	Settlement Revenue
	(Asset-Backed Senior Notes)
	Series A-1
	5.125% 6/1/47		100,000	70,066
	5.75% 6/1/47		120,000	92,561
	Grand Parkway, Texas
	Transportation Subordinated
	Tier Toll Revenue
	Series B 5.00% 4/1/53		80,000	78,512
	New Jersey State
	Transportation Trust Fund
	Series A 5.00% 6/15/42		15,000	15,264
	Series AA 5.00% 6/15/44		50,000	50,843
	New York City Transitional
	Finance Authority
	(New York City Recovery)
	Series 13 5.00% 11/1/22		45,000	53,521
	New York City, New York
	Series I 5.00% 8/1/22		35,000	41,132
	Prince George’s County,
	Maryland Consolidated
	Public Improvement
	Series A 5.00% 3/1/22		20,000	24,153
	State of Georgia
	Series D 5.00% 2/1/23		60,000	72,701
	State of Maryland Local Facilities
	Series A 5.00% 8/1/21		45,000	54,287
	State of North Carolina
	Series C 5.00% 5/1/22		45,000	54,406
	Texas A&M University
	Series D 5.00% 5/15/22		10,000	11,998
	Series D 5.00% 5/15/23		10,000	12,041
	Texas Private Activity Bond Surface
	Transportation Senior Lien
	Revenue Bond (NTE Mobility)
	6.75% 6/30/43 (AMT)		35,000	36,434
Total Municipal Bonds
	(cost $779,655)			781,469

Non-Agency Asset-Backed Securities – 0.83%
	Ally Master Owner Trust
	Series 2011-1 A1
	1.052% 1/15/16		100,000	100,154
	Series 2013-2 A
	0.632% 4/15/18		105,000	104,759
#	Avis Budget Rental Car
	Funding AESOP
	Series 2011-2A A 144A
	2.37% 11/20/14		100,000	101,428
#	California Republic Auto
	Receivables Trust
	Series 2013-1 A2 144A
	1.41% 9/17/18		100,000	99,763
	Capital One Multi-Asset
	Execution Trust
	Series 2007-A7 A7
	5.75% 7/15/20		150,000	173,838
	CenterPoint Energy
	Transition Bond
	Series 2012-1 A2
	2.161% 10/15/21		100,000	100,091

(continues)       85

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Non-Agency Asset-Backed Securities (continued)
#	FRS I
	Series 2013-1A A1 144A
	1.80% 4/15/43	USD	93,549	$93,020
	General Electric Capital Credit
	Card Master Note Trust
	Series 2012-6 A
	1.36% 8/17/20		100,000	98,902
#	Great America Leasing
	Receivables
	Series 2013-1 B 144A
	1.44% 5/15/18		100,000	99,053
#•	Trafigura Securitisation Finance
	Series 2012-1A A 144A
	2.582% 10/15/15		170,000	171,209
#	Trinity Rail Leasing
	Series 2012-1A A1 144A
	2.266% 1/15/43		92,398	90,811
Total Non-Agency Asset-Backed
	Securities (cost $1,234,150)			1,233,028

Non-Agency Collateralized Mortgage Obligations – 0.09%
	Bank of America Alternative
	Loan Trust
	Series 2005-3 2A1
	5.50% 4/25/20		3,096	3,232
	Series 2005-6 7A1
	5.50% 7/25/20		2,248	2,334
•	ChaseFlex Trust
	Series 2006-1 A4
	5.386% 6/25/36		100,000	84,557
	Wells Fargo Mortgage-Backed
	Securities Trust
	Series 2006-2 3A1
	5.75% 3/25/36		23,356	23,102
	•Series 2006-AR5 2A1
	2.64% 4/25/36		15,496	14,140
Total Non-Agency Collateralized
	Mortgage Obligations
	(cost $85,223)			127,365

ΔRegional Bonds – 0.46%
Australia – 0.46%
	New South Wales Treasury
	3.75% 11/20/20	AUD	83,000	97,312
	6.00% 3/1/22	AUD	181,000	188,761
	Queensland Treasury
	4.25% 7/21/23	AUD	42,000	37,594
	Victoria Treasury
	5.50% 12/17/24	AUD	97,000	97,471
	6.00% 10/17/22	AUD	257,000	268,605
Total Regional Bonds
	(cost $781,495)			689,743

«Senior Secured Loans – 4.21%
	Activision Blizzard
	Tranche B 1st Lien
	3.25% 9/12/20	USD	170,000	$170,213
	Allied Security Holdings
	Tranche 2L 9.00% 1/21/18		35,000	35,416
	Avis Budget Car Rental
	Tranche B 1st Lien
	3.00% 3/15/19		94,525	94,092
	Burlington Coat
	Factory Warehouse
	Tranche B2 4.25% 2/23/17		239,759	240,778
	Calpine Construction Finance
	Tranche B 3.00% 5/1/20		289,275	284,153
	Chrysler Group
	Tranche B 4.25% 5/24/17		14,924	15,053
	Community Health Systems
	Ω@5.25% 7/30/14		43,330	43,330
	Ω@5.753% 7/30/14		46,670	46,670
Ω@	CPG International
	6.00% 9/4/14		75,000	75,000
	Davita Tranche B
	4.50% 10/20/16		68,937	69,324
	Dell Tranche B
	4.50% 3/24/20		40,000	39,404
	Delta Air Lines Tranche B
	1st Lien 4.25% 4/15/17		78,372	78,750
	Drillships Financing Holdings
	Tranche B1 6.00% 2/17/21		85,000	85,921
	Emdeon
	1st Lien 3.75% 11/2/18		78,607	78,795
	First Data
	1st Lien 4.00% 4/5/17		292,556	291,605
	Gray Television
	4.75% 10/11/19		86,757	87,380
	HCA
	Tranche B4
	2.75% 5/1/18		315,000	314,869
	Tranche B5 1st Lien
	2.75% 3/31/17		239,000	238,936
	Houghton International
	1st Lien 5.25% 11/20/19		353,225	350,797
Ω@	Hudson’s Bay
	7.00% 7/29/14		75,000	75,000
	IASIS Healthcare
	Tranche B 1st Lien
	4.50% 5/3/18		88,648	89,313
	Immucor Tranche B2
	5.00% 8/19/18		295,198	297,228
	Intelsat Jackson Holdings
	Tranche B1 4.50% 4/2/18		283,022	284,201
	Landry’s Tranche B
	4.75% 4/24/18		89,207	89,969
	Level 3 Financing
	4.00% 1/15/20		125,000	124,688
	Tranche B 1st Lien
	4.75% 8/1/19		125,000	125,520

	Principal		Value
	Amount°		(U.S. $)
«Senior Secured Loans (continued)
Moxie Liberty Tranche B
7.50% 8/21/20	USD	10,000	$9,988
MultiPlan Tranche B
4.00% 8/18/17		33,763	33,980
Novelis Tranche B
3.75% 3/10/17		93,282	93,558
Nuveen Investments
2nd Lien 6.50% 2/28/19		470,000	467,781
OSI Restaurants Tranche B
1st Lien 3.50% 10/26/19		229,125	229,125
PQ Tranche B 4.50% 8/7/17		64,675	65,133
Remy International Tranche B
1st Lien 4.25% 3/5/20		61,712	61,944
Samson Investment
2nd Lien 6.00% 9/10/18		120,000	120,435
Scientific Games International
4.25% 5/22/20		145,000	144,029
Sensus USA 2nd Lien
8.50% 4/13/18		85,000	83,300
Smart & Final Tranche B
1st Lien 4.50% 11/15/19		45,655	45,712
Truven Health Analytics
Tranche B 4.50% 5/23/19		19,850	19,912
Univision Communications
Tranche C1 1st Lien
4.50% 2/22/20		185,581	185,093
Tranche C2 4.50% 2/6/20		139,300	138,973
USI Insurance Services
Tranche B 5.00% 12/14/19		89,325	89,883
Valeant Pharmaceuticals
Tranche B 4.50% 5/30/20		124,063	125,129
Visant 5.25% 12/22/16		64,241	62,535
Warner Chilcott
Tranche B1
4.25% 3/15/18		30,947	31,012
Tranche B2
4.25% 3/15/18		24,387	24,438
Tranche B3
4.25% 3/15/18		13,473	13,501
Wide Open West Finance
4.75% 3/27/19		432,825	436,252
Zayo Group Tranche B
1st Lien 4.50% 7/2/19		69,298	69,472
Total Senior Secured Loans
(cost $6,238,543)			6,277,590

ΔSovereign Bonds – 1.26%
Australia – 0.06%
Australia Government Bond
4.00% 8/20/20	AUD	56,000	96,007
			96,007
Brazil – 0.13%
Brazil Notas do Tesouro Nacional
Series F 10.00% 1/1/17	BRL	429,000	186,897
			186,897
Finland – 0.09%
#	Finland Government Bond 144A
4.00% 7/4/25	EUR	84,000	133,674
			133,674
Indonesia – 0.17%
Indonesia Treasury Bond
5.625% 5/15/23	IDR	552,000,000	38,802
# Perusahaan Penerbit
SBSN Indonesia
144A 6.125% 3/15/19	USD	200,000	209,500
			248,302
Malaysia – 0.03%
Malaysia Government
4.262% 9/15/16	MYR	159,000	49,948
			49,948
Mexico – 0.14%
Mexican Bonos
6.50% 6/10/21	MXN	708,000	56,844
6.50% 6/9/22	MXN	1,978,000	156,838
			213,682
New Zealand – 0.04%
New Zealand Government Bond
3.00% 4/15/20	NZD	72,000	55,246
			55,246
Nigeria – 0.03%
Nigeria Government Bond
15.10% 4/27/17	NGN	7,510,000	49,048
			49,048
Panama – 0.05%
Panama Government
International Bond
8.875% 9/30/27	USD	57,000	78,803
			78,803
Peru – 0.10%
Peruvian Government
International Bond
7.125% 3/30/19		122,000	148,535
			148,535
Poland – 0.25%
Poland Government Bond
4.00% 10/25/23	PLN	231,000	71,223
5.75% 10/25/21	PLN	443,000	155,426
Poland Government
International Bond
3.00% 3/17/23	USD	164,000	150,634
			377,283
Republic of Korea – 0.06%
Korea Treasury Inflation-
Linked Bond
2.75% 6/10/20	KRW	88,831,434	90,070
			90,070

(continues)       87

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal		Value
	Amount°		(U.S. $)
ΔSovereign Bonds (continued)
South Africa – 0.09%
South Africa Government Bond
10.50% 12/21/26	ZAR	1,050,000	$125,923
			125,923
Sweden – 0.02%
Sweden Government Bond
4.25% 3/12/19	SEK	155,000	27,120
			27,120
Total Sovereign Bonds
(cost $1,919,344)			1,880,538

Supranational Banks – 0.12%
International Bank for
Reconstruction & Development
3.375% 4/30/15	NOK	720,000	122,313
3.625% 6/22/20	NOK	350,000	60,378
Total Supranational Banks
(cost $185,145)			182,691

U.S. Treasury Obligations – 2.08%
U.S. Treasury Bonds
2.75% 11/15/42	USD	100,000	82,789
2.875% 5/15/43		145,000	123,091
U.S. Treasury Notes
1.375% 9/30/18		40,000	39,973
1.50% 8/31/18		265,000	266,791
∞2.50% 8/15/23		2,625,000	2,598,545
Total U.S. Treasury Obligations
(cost $3,084,411)			3,111,189

	Number of
	Shares
Preferred Stock – 0.45%
Alabama Power 5.625%		2,305	53,707
BB&T 5.85%		2,050	44,014
• Integrys Energy Group 6.00%		3,500	85,120
National Retail Properties 5.70%		2,120	41,743
Public Storage 5.20%		2,050	41,369
US Bancorp
•3.50%		400	301,824
5.15%		1,865	39,184
Wells Fargo 5.20%		3,165	66,528
Total Preferred Stock
(cost $706,877)			673,489

Warrant – 0.01%
† Kinder Morgan CW17,
exercise price $40.00,
expiration date 5/25/17		3,615	17,967
Total Warrant (cost $6,471)			17,967

	Principal
	Amount°
Short-Term Investments – 13.91%
≠Discount Notes – 5.84%
Federal Home Loan Bank
0.015% 10/2/13	USD	624,313	624,313
0.025% 11/15/13		394,090	394,084
0.045% 10/18/13		1,684,301	1,684,293
0.05% 10/23/13		4,289,244	4,289,218
0.065% 11/6/13		1,725,006	1,724,988
			8,716,896
≠Discounted Commercial Paper – 0.17%
Coca-Cola 2.102% 2/4/14		250,000	249,907
Repurchase Agreements – 2.42%
Bank of America 0.02%
dated 9/30/13, to be
repurchased on 10/1/13,
repurchase price $1,645,822
(collateralized by U.S.
government obligations
0.00%-0.875% 6/26/14-
1/31/17, market value
$1,678,735)		1,645,818	1,645,818
BNP Paribas 0.04%
dated 9/30/13, to be
repurchased on 10/1/13,
repurchase price $1,966,191
(collateralized by U.S.
government obligations
2.875%-3.625% 3/31/18-
2/15/21, market value
$2,005,506)		1,966,182	1,966,182
			3,612,000
≠U.S. Treasury Obligations – 5.48%
U.S. Treasury Bills
0.001% 10/17/13		1,163,399	1,163,389
0.015% 10/10/13		1,016,027	1,016,023
0.02% 12/19/13		1,516,891	1,516,858
0.028% 10/24/13		1,521,811	1,521,790
0.053% 11/14/13		2,967,913	2,967,833
			8,185,893
Total Short-Term Investments
(cost $20,764,233)			20,764,696

Total Value of Securities – 110.07%
(cost $146,697,261)			$164,333,919

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2013, the aggregate value of Rule 144A securities was $14,915,154, which represented 9.99% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
@	Illiquid security. At Sept. 30, 2013, the aggregate value of illiquid securities was $890,033, which represented 0.60% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
t	Pass Through Agreement. Security represents the contactual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Sept. 30, 2013, the aggregate value of fair valued securities was $184,584, which represents 0.12% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of Sept. 30, 2013. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
~	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at Sept. 30, 2013.
Ω	All or a portion of this holding is subject to unfunded loan commitments. See Note 7 in “Notes to financial statements.”
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Sept. 30, 2013.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at Sept. 30, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	AUD	(333,858)	USD	314,888	10/31/13	$4,092
BAML	CAD	150,713	USD	(146,313)	10/31/13	(111)
BAML	EUR	(336,636)	USD	454,230	10/31/13	(1,225)
BAML	JPY	(3,283,422)	USD	33,241	10/31/13	(173)
BAML	MXN	1,758,533	USD	(137,036)	10/31/13	(3,071)
BAML	MYR	189,125	USD	(59,306)	10/31/13	(1,380)
BAML	NZD	(36,154)	USD	30,261	10/31/13	302
BCLY	KRW	(84,727,696)	USD	78,619	10/31/13	(59)
BCLY	MXN	(2,201,514)	USD	171,805	10/31/13	4,094
BNP	AUD	(87,893)	USD	82,853	10/31/13	1,032
BNP	BRL	(396,727)	USD	174,610	10/31/13	(2,964)
CITI	AUD	(494,543)	USD	465,912	10/31/13	5,531
CITI	JPY	8,029,728	USD	(81,299)	10/31/13	415
CITI	PLN	(37,799)	USD	12,036	10/31/13	(40)
GSC	GBP	(52,774)	USD	84,606	10/31/13	(807)
GSC	PLN	(382,785)	USD	121,867	10/31/13	(422)
HSBC	BRL	(198,252)	USD	87,305	10/31/13	(1,432)
HSBC	EUR	18,595	USD	(25,081)	10/31/13	77
HSBC	JPY	26,073,411	USD	(263,978)	10/31/13	1,357
HSBC	MYR	824,485	USD	(256,916)	10/31/13	(4,394)
HSBC	PHP	4,756,926	USD	(111,783)	10/31/13	(2,332)
JPMC	EUR	(10,568)	USD	14,262	10/31/13	(35)
JPMC	JPY	12,764,006	USD	(129,283)	10/31/13	609
JPMC	NOK	(313,029)	USD	52,851	10/31/13	860
MNB	AUD	(2,338)	USD	2,177	10/1/13	(4)
MNB	EUR	(28,431)	USD	38,359	10/2/13	(104)
MNB	JPY	(8,512,865)	USD	85,902	10/1/13	(713)
MNB	SEK	70,409	USD	(11,013)	10/3/13	(58)
MSC	AUD	257,306	USD	(242,448)	10/31/13	(2,916)
MSC	JPY	34,302,037	USD	(347,486)	10/31/13	1,588
TD	CAD	(26,778)	USD	26,007	10/31/13	30
TD	GBP	219,685	USD	(352,190)	10/31/13	3,365
TD	IDR	2,238,336,380	USD	(203,895)	10/31/13	(13,876)
TD	JPY	(85,785,212)	USD	868,877	10/31/13	(4,114)
TD	ZAR	(1,601,882)	USD	159,739	10/31/13	1,087
UBS	MXN	(2,584,040)	USD	197,836	10/1/13	442
						$(15,349)

(continues)       89

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

Futures Contracts

				Unrealized
	Notional Cost	Notional	Expiration	(Depreciation)
Contracts to Buy (Sell)	(Proceeds)	Value	Date	Appreciation
(3) E-mini
S&P 500 Index	$(252,704)	$(251,145)	12/21/13	$1,559
25 U.S. Treasury
5 yr Notes	2,996,518	3,026,172	1/7/14	29,654
59 U.S. Treasury
10 yr Notes	7,324,611	7,457,047	1/1/14	132,436
	$10,068,425			$163,649

Swap Contracts
CDS Contracts2

			Annual
			Protection		Unrealized
	Swap Referenced	Notional	Received	Termination	Appreciation
Counterparty	Obligation	Value	(Paid)	Date	(Depreciation)
	Protection Purchased:
DB	CDX.EM.20	$485,000	(5.00%)	12/20/18	$3,939
	Protection Sold:
CME	CDX.NA.HY.21/Baa	410,000	5.00%	12/20/18	—
					$3,939
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 9 in “Notes to financial statements.”
2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Summary of Abbreviations:
ADR — American Depositary Receipt
AMT — Subject to Alternative Minimum Tax
AUD — Australian Dollar
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
BNP — Banque Paribas
BRL — Brazilian Real
CAD — Canadian Dollar
CDS — Credit Default Swap
CDX.EM — Credit Default Swap Index Emerging Markets
CDX.NA.HY — Credit Default Swap Index North America High
CITI — Citigroup Global Markets
CME — Chicago Mercantile Exchange
CVA — Dutch Certificate
DB — Deutsche Bank
EUR — European Monetary Unit
GBP — British Pound Sterling
GDR — Global Depositary Receipt
GNMA — Government National Mortgage Association collateral
GSC — Goldman Sachs Capital
HSBC — Hong Kong Shanghai Bank
HY — High Yield
IDR — Indonesian Rupiah
JPMC — JPMorgan Chase Bank
JPY — Japanese Yen
KRW — South Korean Won
MNB — Mellon National Bank
MSC — Morgan Stanley Capital
MXN — Mexican Peso
MYR — Malaysian Ringgit
NCUA — National Credit Union Administration
NGN — Nigerian Naira
NOK — Norwegian Krone
NVDR — Non-Voting Depositary Receipt
NZD — New Zealand Dollar
PHP — Philippine Peso
PLN — Polish Zloty
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
SDR — Special Drawing Right
SEK — Swedish Krona
S.F. — Single Family
TBA — To be announced
TD — Toronto Dominion Bank
UBS — Union Bank of Switzerland
USD — United States Dollar
yr — Year
ZAR — South African Rand

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

Delaware Foundation Funds®
September 30, 2013 (Unaudited)

	Delaware	Delaware	Delaware
	Foundation®	Foundation	Foundation
	Growth	Moderate	Conservative
	Allocation	Allocation	Allocation
	Fund	Fund	Fund
Assets:
Investments, at value[1]	$94,791,964	$326,138,653	$143,569,223
Short-term investments, at value[2]	5,653,338	27,548,833	20,764,696
Cash	42,203	335,607	166,047
Cash collateral for derivatives	—	110,000	10,000
Foreign currencies, at value[3]	289,500	1,026,471	529,538
Receivable for securities sold	962,365	7,719,157	4,391,657
Dividends and interest receivable	318,739	1,638,021	895,133
Receivable for fund shares sold	38,215	181,307	140,199
Unrealized gain on foreign currency exchange contracts	13,844	62,016	24,881
Unrealized gain on credit default swap contracts[4]	4,779	33,126	22,261
Annual protection receipts on credit default swap contracts	138	932	626
Variation margin receivable on futures contracts	—	9,381	6,338
Total assets	102,115,085	364,803,504	170,520,599

Liabilities:
Income distributions payable	—	802	—
Payable for securities purchased	3,965,988	29,179,737	20,671,112
Payable for fund shares redeemed	22,524	128,646	180,139
Due to brokers	—	110,000	10,000
Distribution fees payable to affiliates	22,226	70,512	44,017
Investment management fees payable	20,697	149,016	52,733
Trustees’ fees payable	275	954	427
Other affiliates payable	18,064	28,872	16,737
Other accrued expenses	129,647	238,398	151,372
Unrealized loss on foreign currency exchange contracts	14,992	75,331	40,230
Unrealized loss on credit default swap contracts[5]	5,081	75,056	50,545
Variation margin payable on futures contracts	303	—	—
Annual protection payments on credit default swap contracts	69	1,100	741
Total liabilities	4,199,866	30,058,424	21,218,053

Total Net Assets	$97,915,219	$334,745,080	$149,302,546

Net Assets Consist of:
Paid-in capital	$70,411,109	$256,938,139	130,404,412
Undistributed (distributions in excess of) net investment income	866,805	(526,528)	(204,315)
Undistributed net realized gain	4,841,062	13,813,772	1,332,303
Net unrealized appreciation (depreciation) of investments and derivatives	21,796,243	64,519,697	17,770,146
Total Net Assets	$97,915,219	$334,745,080	$149,302,546

[1]Investments, at cost	$73,034,725	$261,837,818	$125,933,028
[2]Short-term investments, at cost	5,653,223	27,548,205	20,764,233
[3]Foreign currencies, at cost	286,345	1,020,856	530,730
[4]Including upfront payments paid	4,022	27,259	18,322
[5]Including upfront payments received	5,081	75,056	50,546

	Delaware	Delaware	Delaware
	Foundation®	Foundation	Foundation
	Growth	Moderate	Conservative
	Allocation	Allocation	Allocation
	Fund	Fund	Fund
Net Asset Value

Class A
Net assets	$49,045,844	$220,891,092	$81,654,991
Shares of beneficial interest outstanding, unlimited authorization, no par	4,244,640	17,637,769	7,723,323
Net asset value per share	$11.55	$12.52	$10.57
Offering price per share, equal to net asset value per share/(1 – 5.75%)	$12.25	$13.28	$11.21

Class B
Net assets	$1,120,758	$1,186,757	$255,229
Shares of beneficial interest outstanding, unlimited authorization, no par	98,973	94,754	23,953
Net asset value per share	$11.32	$12.52	$10.66

Class C
Net assets	$7,687,596	$22,838,494	$31,131,619
Shares of beneficial interest outstanding, unlimited authorization, no par	682,009	1,819,656	2,939,746
Net asset value per share	$11.27	$12.55	$10.59

Class R
Net assets	$14,635,112	$23,565,749	$5,646,061
Shares of beneficial interest outstanding, unlimited authorization, no par	1,275,122	1,885,526	534,176
Net asset value per share	$11.48	$12.50	$10.57

Institutional Class
Net assets	$25,425,909	$66,262,988	$30,614,646
Shares of beneficial interest outstanding, unlimited authorization, no par	2,187,070	5,291,672	2,891,514
Net asset value per share	$11.63	$12.52	$10.59

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Delaware Foundation Funds®
Year Ended September 30, 2013

	Delaware	Delaware	Delaware
	Foundation®	Foundation	Foundation
	Growth	Moderate	Conservative
	Allocation	Allocation	Allocation
	Fund	Fund	Fund
Investment Income:
Interest	$739,565	$5,803,934	$3,146,576
Dividends	1,927,112	5,710,904	1,512,845
Foreign tax withheld	(89,217)	(262,909)	(64,599)
	2,577,460	11,251,929	4,594,822

Expenses:
Management fees	664,230	2,535,434	990,678
Distribution expenses – Class A	135,573	607,418	235,947
Distribution expenses – Class B	14,936	16,657	3,934
Distribution expenses – Class C	69,072	185,303	264,101
Distribution expenses – Class R	78,283	137,646	30,986
Dividend disbursing and transfer agent fees and expenses	232,916	649,047	296,671
Custodian fees	97,556	125,999	95,343
Audit and tax	63,948	64,979	76,558
Registration fees	63,661	64,800	66,796
Accounting and administration expenses	39,632	151,282	59,111
Pricing fees	33,623	39,715	37,557
Reports and statements to shareholders	18,816	68,723	28,662
Legal fees	12,776	46,868	18,932
Dues and services	9,742	10,848	9,881
Trustees’ fees	4,796	18,373	7,127
Insurance	1,794	7,504	2,627
Consulting fees	965	3,814	1,447
Trustees’ expenses	382	1,480	563
	1,542,701	4,735,890	2,226,921
Less fees waived	(325,235)	(274,900)	(350,237)
Less waived distribution expenses – Class A	(22,595)	(97,465)	(39,324)
Less waived distribution expenses – Class B	(11,202)	(6,485)	(2,950)
Less waived distribution expenses – Class R	(13,047)	(22,941)	(5,164)
Less expense paid indirectly	(99)	(357)	(112)
Total operating expenses	1,170,523	4,333,742	1,829,134
Net Investment Income	1,406,937	6,918,187	2,765,688

	Delaware	Delaware	Delaware
	Foundation®	Foundation	Foundation
	Growth	Moderate	Conservative
	Allocation	Allocation	Allocation
	Fund	Fund	Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$6,284,422	$23,661,411	$3,410,985
Foreign currencies	(181,552)	(753,316)	(293,580)
Foreign currency exchange contracts	2,106	(228,544)	(252,993)
Futures contracts	(98,951)	(298,610)	(276,608)
Options written	2,470	18,062	11,036
Swap contracts	(153,599)	(1,124,319)	(603,101)
Net realized gain	5,854,896	21,274,684	1,995,739

Net change in unrealized appreciation (depreciation) of:
Investments	7,048,702	11,377,043	3,969,972
Foreign currencies	9,133	5,653	(13,212)
Foreign currency exchange contracts	(2,267)	(23,873)	(22,269)
Futures contracts	33,375	175,394	129,142
Swap contracts	34,437	243,140	124,858
Net change in unrealized appreciation (depreciation)	7,123,380	11,777,357	4,188,491
Net Realized and Unrealized Gain	12,978,276	33,052,041	6,184,230

Net Increase in Net Assets Resulting from Operations	$14,385,213	$39,970,228	$8,949,918

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Foundation Funds®

	Delaware Foundation®
	Growth Allocation Fund
	Year Ended
	9/30/13	9/30/12
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,406,937	$1,435,181
Net realized gain (loss)	5,854,896	(266,766)
Net change in unrealized appreciation (depreciation)	7,123,380	15,104,900
Net increase in net assets resulting from operations	14,385,213	16,273,315

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(601,773)	(627,505)
Class B	(22,440)	(37,281)
Class C	(46,076)	(50,095)
Class R	(145,514)	(127,290)
Institutional Class	(602,069)	(581,170)

Net realized gain:
Class A	(116,203)	(1,062,601)
Class B	(4,333)	(63,226)
Class C	(17,915)	(165,444)
Class R	(33,953)	(257,660)
Institutional Class	(99,751)	(843,202)
	(1,690,027)	(3,815,474)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,747,655	5,480,370
Class B	24,891	48,440
Class C	1,879,286	968,145
Class R	2,475,583	4,336,847
Institutional Class	13,820,089	8,751,205

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	705,594	1,653,756
Class B	26,269	98,537
Class C	62,171	211,259
Class R	178,791	383,238
Institutional Class	692,346	1,420,887
	27,612,675	23,352,684

	Delaware Foundation®
	Growth Allocation Fund
	Year Ended
	9/30/13	9/30/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(7,999,329)	$(8,247,255)
Class B	(859,169)	(1,152,862)
Class C	(1,673,800)	(1,481,953)
Class R	(1,791,189)	(4,070,718)
Institutional Class	(30,584,478)	(7,954,628)
	(42,907,965)	(22,907,416)
Increase (decrease) in net assets derived from capital share transactions	(15,295,290)	445,268
Net Increase (Decrease) in Net Assets	(2,600,104)	12,903,109

Net Assets:
Beginning of year	100,515,323	87,612,214
End of year	$97,915,219	$100,515,323

Undistributed net investment income	$866,805	$947,365

See accompanying notes, which are an integral part of the financial statements.

(continues)       97

Statements of changes in net assets

Delaware Foundation Funds®

	Delaware Foundation®		Delaware Foundation
	Moderate Allocation Fund		Conservative Allocation Fund
	Year Ended		Year Ended
	9/30/13	9/30/12	9/30/13	9/30/12
Increase in Net Assets from Operations:
Net investment income	$6,918,187	$7,165,940	$2,765,688	$2,762,675
Net realized gain	21,274,684	265,107	1,995,739	583,565
Net change in unrealized appreciation (depreciation)	11,777,357	49,533,980	4,188,491	13,454,229
Net increase in net assets resulting from operations	39,970,228	56,965,027	8,949,918	16,800,469

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,905,529)	(3,955,488)	(1,450,356)	(1,346,822)
Class B	(20,718)	(28,885)	(6,825)	(10,789)
Class C	(191,284)	(187,185)	(300,443)	(238,417)
Class R	(348,933)	(342,115)	(83,103)	(55,987)
Institutional Class	(2,333,645)	(2,796,857)	(826,278)	(865,412)

Net realized gain:
Class A	—	—	(519,107)	(1,855,590)
Class B	—	—	(3,069)	(16,086)
Class C	—	—	(162,768)	(485,359)
Class R	—	—	(31,406)	(74,412)
Institutional Class	—	—	(304,669)	(891,838)
	(6,800,109)	(7,310,530)	(3,688,024)	(5,840,712)

Capital Share Transactions:
Proceeds from shares sold:
Class A	15,204,633	16,386,380	21,419,187	16,938,234
Class B	80,339	85,960	56,413	118,980
Class C	8,337,921	5,014,158	13,308,967	9,115,621
Class R	3,085,640	6,600,397	2,517,318	2,228,845
Institutional Class	33,612,374	31,852,921	13,810,860	22,447,935

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,359,707	3,343,625	1,935,029	3,116,378
Class B	20,667	28,230	9,575	25,056
Class C	177,909	168,601	428,577	654,600
Class R	348,933	342,115	114,378	130,339
Institutional Class	1,533,573	2,169,848	1,086,677	1,708,323
	65,761,696	65,992,235	54,686,981	56,484,311

	Delaware Foundation®		Delaware Foundation
	Moderate Allocation Fund		Conservative Allocation Fund
	Year Ended		Year Ended
	9/30/13	9/30/12	9/30/13	9/30/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(30,435,324)	$(30,605,695)	$(20,359,289)	$(15,978,814)
Class B	(1,167,703)	(1,381,747)	(328,403)	(256,977)
Class C	(3,791,294)	(4,565,738)	(7,452,155)	(4,635,577)
Class R	(4,684,092)	(5,375,995)	(1,458,282)	(1,571,304)
Institutional Class	(123,151,298)	(21,231,982)	(31,768,360)	(15,032,101)
	(163,229,711)	(63,161,157)	(61,366,489)	(37,474,773)
Increase (decrease) in net assets derived from capital share transactions	(97,468,015)	2,831,078	(6,679,508)	19,009,538
Net Increase (Decrease) in Net Assets	(64,297,896)	52,485,575	(1,417,614)	29,969,295

Net Assets:
Beginning of year	399,042,976	346,557,401	150,720,160	120,750,865
End of year	$334,745,080	$399,042,976	$149,302,546	$150,720,160

Undistributed (distributions in excess of) net investment income	$(526,528)	$(225,469)	$(204,315)	$70,333

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Foundation® Growth Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09
Net asset value, beginning of period	$10.220	$8.970	$9.390	$8.670	$8.340

Income (loss) from investment operations:
Net investment income[1]	0.148	0.143	0.158	0.158	0.191
Net realized and unrealized gain (loss)	1.355	1.506	(0.426)	0.745	0.385
Total from investment operations	1.503	1.649	(0.268)	0.903	0.576

Less dividends and distributions from:
Net investment income	(0.145)	(0.148)	(0.152)	(0.183)	—
Net realized gain	(0.028)	(0.251)	—	—	(0.246)
Total dividends and distributions	(0.173)	(0.399)	(0.152)	(0.183)	(0.246)

Net asset value, end of period	$11.550	$10.220	$8.970	$9.390	$8.670

Total return[2]	14.92%	18.87%	(3.00% )	10.53%	7.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$49,046	$42,992	$38,595	$37,248	$30,085
Ratio of expenses to average net assets	1.15%	1.15%	1.15%	1.12%	1.11%
Ratio of expenses to average net assets
prior to fees waived	1.52%	1.53%	1.54%	1.66%	1.79%
Ratio of net investment income to average net assets	1.37%	1.47%	1.58%	1.77%	2.65%
Ratio of net investment income to average net assets
prior to fees waived	1.00%	1.09%	1.19%	1.23%	1.97%
Portfolio turnover	104%	109%	110%	98%	94%

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Growth Allocation Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09
Net asset value, beginning of period	$10.020	$8.800	$9.170	$8.480	$8.230

Income (loss) from investment operations:
Net investment income[1]	0.144	0.140	0.135	0.089	0.138
Net realized and unrealized gain (loss)	1.329	1.479	(0.419)	0.728	0.358
Total from investment operations	1.473	1.619	(0.284)	0.817	0.496

Less dividends and distributions from:
Net investment income	(0.145)	(0.148)	(0.086)	(0.127)	—
Net realized gain	(0.028)	(0.251)	—	—	(0.246)
Total dividends and distributions	(0.173)	(0.399)	(0.086)	(0.127)	(0.246)

Net asset value, end of period	$11.320	$10.020	$8.800	$9.170	$8.480

Total return[2]	14.92%	18.89%	(3.18% )	9.71%	7.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,121	$1,743	$2,437	$3,274	$3,797
Ratio of expenses to average net assets	1.15%	1.15%	1.35%	1.87%	1.86%
Ratio of expenses to average net assets
prior to fees waived	2.22%	2.23%	2.24%	2.36%	2.49%
Ratio of net investment income to average net assets	1.37%	1.47%	1.38%	1.02%	1.90%
Ratio of net investment income to average net assets
prior to fees waived	0.30%	0.39%	0.49%	0.53%	1.27%
Portfolio turnover	104%	109%	110%	98%	94%

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       101

Financial highlights

Delaware Foundation® Growth Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09
Net asset value, beginning of period	$9.980	$8.760	$9.180	$8.490	$8.240

Income (loss) from investment operations:
Net investment income[1]	0.066	0.068	0.081	0.089	0.138
Net realized and unrealized gain (loss)	1.324	1.479	(0.415)	0.728	0.358
Total from investment operations	1.390	1.547	(0.334)	0.817	0.496

Less dividends and distributions from:
Net investment income	(0.072)	(0.076)	(0.086)	(0.127)	—
Net realized gain	(0.028)	(0.251)	—	—	(0.246)
Total dividends and distributions	(0.100)	(0.327)	(0.086)	(0.127)	(0.246)

Net asset value, end of period	$11.270	$9.980	$8.760	$9.180	$8.490

Total return[2]	14.05%	18.04%	(3.73% )	9.70%	7.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,687	$6,570	$6,043	$6,789	$5,078
Ratio of expenses to average net assets	1.90%	1.90%	1.90%	1.87%	1.86%
Ratio of expenses to average net assets
prior to fees waived	2.22%	2.23%	2.24%	2.36%	2.49%
Ratio of net investment income to average net assets	0.62%	0.72%	0.83%	1.02%	1.90%
Ratio of net investment income to average net assets
prior to fees waived	0.30%	0.39%	0.49%	0.53%	1.27%
Portfolio turnover	104%	109%	110%	98%	94%

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Growth Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09
Net asset value, beginning of period	$10.150	$8.910	$9.330	$8.610	$8.310

Income (loss) from investment operations:
Net investment income[1]	0.121	0.118	0.132	0.136	0.173
Net realized and unrealized gain (loss)	1.357	1.497	(0.424)	0.747	0.373
Total from investment operations	1.478	1.615	(0.292)	0.883	0.546

Less dividends and distributions from:
Net investment income	(0.120)	(0.124)	(0.128)	(0.163)	—
Net realized gain	(0.028)	(0.251)	—	—	(0.246)
Total dividends and distributions	(0.148)	(0.375)	(0.128)	(0.163)	(0.246)

Net asset value, end of period	$11.480	$10.150	$8.910	$9.330	$8.610

Total return[2]	14.75%	18.58%	(3.25% )	10.36%	7.50%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,635	$12,156	$10,085	$8,136	$1,934
Ratio of expenses to average net assets	1.40%	1.40%	1.40%	1.37%	1.36%
Ratio of expenses to average net assets
prior to fees waived	1.82%	1.83%	1.84%	1.96%	2.09%
Ratio of net investment income to average net assets	1.12%	1.22%	1.33%	1.52%	2.40%
Ratio of net investment income to average net assets
prior to fees waived	0.70%	0.79%	0.89%	0.93%	1.67%
Portfolio turnover	104%	109%	110%	98%	94%

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       103

Financial highlights

Delaware Foundation® Growth Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09
Net asset value, beginning of period	$10.280	$9.020	$9.440	$8.710	$8.360

Income (loss) from investment operations:
Net investment income[1]	0.175	0.168	0.184	0.181	0.209
Net realized and unrealized gain (loss)	1.372	1.516	(0.429)	0.751	0.387
Total from investment operations	1.547	1.684	(0.245)	0.932	0.596

Less dividends and distributions from:
Net investment income	(0.169)	(0.173)	(0.175)	(0.202)	—
Net realized gain	(0.028)	(0.251)	—	—	(0.246)
Total dividends and distributions	(0.197)	(0.424)	(0.175)	(0.202)	(0.246)

Net asset value, end of period	$11.630	$10.280	$9.020	$9.440	$8.710

Total return[2]	15.30%	19.19%	(2.76% )	10.84%	8.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$25,426	$37,054	$30,452	$29,311	$12,291
Ratio of expenses to average net assets	0.90%	0.90%	0.90%	0.87%	0.86%
Ratio of expenses to average net assets
prior to fees waived	1.22%	1.23%	1.24%	1.36%	1.49%
Ratio of net investment income to average net assets	1.62%	1.72%	1.83%	2.02%	2.90%
Ratio of net investment income to average net assets
prior to fees waived	1.30%	1.39%	1.49%	1.53%	2.27%
Portfolio turnover	104%	109%	110%	98%	94%

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Moderate Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09
Net asset value, beginning of period	$11.520	$10.080	$10.410	$9.740	$8.950

Income (loss) from investment operations:
Net investment income[1]	0.210	0.202	0.225	0.249	0.271
Net realized and unrealized gain (loss)	1.006	1.444	(0.355)	0.817	0.708
Total from investment operations	1.216	1.646	(0.130)	1.066	0.979

Less dividends and distributions from:
Net investment income	(0.216)	(0.206)	(0.200)	(0.396)	(0.120)
Net realized gain	—	—	—	—	(0.069)
Total dividends and distributions	(0.216)	(0.206)	(0.200)	(0.396)	(0.189)

Net asset value, end of period	$12.520	$11.520	$10.080	$10.410	$9.740

Total return[2]	10.66%	16.46%	(1.39% )	11.06%	11.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$220,891	$214,553	$197,639	$201,006	$195,233
Ratio of expenses to average net assets	1.13%	1.13%	1.13%	1.10%	1.12%
Ratio of expenses to average net assets
prior to fees waived	1.25%	1.25%	1.24%	1.33%	1.41%
Ratio of net investment income to average net assets	1.75%	1.84%	2.05%	2.49%	3.20%
Ratio of net investment income to average net assets
prior to fees waived	1.63%	1.72%	1.94%	2.26%	2.91%
Portfolio turnover	135%	157%	164%	134%	193%

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       105

Financial highlights

Delaware Foundation® Moderate Allocation Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09
Net asset value, beginning of period	$11.510	$10.080	$10.400	$9.700	$8.910

Income (loss) from investment operations:
Net investment income[1]	0.164	0.117	0.141	0.172	0.208
Net realized and unrealized gain (loss)	1.015	1.435	(0.342)	0.802	0.701
Total from investment operations	1.179	1.552	(0.201)	0.974	0.909

Less dividends and distributions from:
Net investment income	(0.169)	(0.122)	(0.119)	(0.274)	(0.050)
Net realized gain	—	—	—	—	(0.069)
Total dividends and distributions	(0.169)	(0.122)	(0.119)	(0.274)	(0.119)

Net asset value, end of period	$12.520	$11.510	$10.080	$10.400	$9.700

Total return[2]	10.23%	15.58%	(2.03% )	10.19%	10.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,187	$2,107	$3,002	$4,110	$5,598
Ratio of expenses to average net assets	1.51%	1.90%	1.90%	1.87%	1.89%
Ratio of expenses to average net assets
prior to fees waived	1.97%	1.97%	2.01%	2.06%	2.13%
Ratio of net investment income to average net assets	1.37%	1.07%	1.28%	1.72%	2.43%
Ratio of net investment income to average net assets
prior to fees waived	0.91%	1.00%	1.17%	1.53%	2.19%
Portfolio turnover	135%	157%	164%	134%	193%

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Moderate Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09
Net asset value, beginning of period	$11.550	$10.100	$10.430	$9.730	$8.930

Income (loss) from investment operations:
Net investment income[1]	0.119	0.118	0.141	0.172	0.208
Net realized and unrealized gain (loss)	1.007	1.454	(0.352)	0.802	0.711
Total from investment operations	1.126	1.572	(0.211)	0.974	0.919

Less dividends and distributions from:
Net investment income	(0.126)	(0.122)	(0.119)	(0.274)	(0.050)
Net realized gain	—	—	—	—	(0.069)
Total dividends and distributions	(0.126)	(0.122)	(0.119)	(0.274)	(0.119)

Net asset value, end of period	$12.550	$11.550	$10.100	$10.430	$9.730

Total return[2]	9.81%	15.53%	(2.03% )	10.16%	10.73%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$22,838	$16,575	$13,813	$12,068	$10,739
Ratio of expenses to average net assets	1.90%	1.90%	1.90%	1.87%	1.89%
Ratio of expenses to average net assets
prior to fees waived	1.97%	1.97%	2.01%	2.06%	2.13%
Ratio of net investment income to average net assets	0.98%	1.07%	1.28%	1.72%	2.43%
Ratio of net investment income to average net assets
prior to fees waived	0.91%	1.00%	1.17%	1.53%	2.19%
Portfolio turnover	135%	157%	164%	134%	193%

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       107

Financial highlights

Delaware Foundation® Moderate Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09
Net asset value, beginning of period	$11.500	$10.060	$10.380	$9.710	$8.920

Income (loss) from investment operations:
Net investment income[1]	0.178	0.172	0.195	0.223	0.250
Net realized and unrealized gain (loss)	1.005	1.445	(0.348)	0.799	0.706
Total from investment operations	1.183	1.617	(0.153)	1.022	0.956

Less dividends and distributions from:
Net investment income	(0.183)	(0.177)	(0.167)	(0.352)	(0.097)
Net realized gain	—	—	—	—	(0.069)
Total dividends and distributions	(0.183)	(0.177)	(0.167)	(0.352)	(0.166)

Net asset value, end of period	$12.500	$11.500	$10.060	$10.380	$9.710

Total return[2]	10.38%	16.19%	(1.60% )	10.73%	11.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23,566	$22,883	$18,645	$6,994	$1,568
Ratio of expenses to average net assets	1.40%	1.40%	1.40%	1.37%	1.39%
Ratio of expenses to average net assets
prior to fees waived	1.57%	1.57%	1.61%	1.66%	1.73%
Ratio of net investment income to average net assets	1.48%	1.57%	1.78%	2.22%	2.93%
Ratio of net investment income to average net assets
prior to fees waived	1.31%	1.40%	1.57%	1.93%	2.59%
Portfolio turnover	135%	157%	164%	134%	193%

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Moderate Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09
Net asset value, beginning of period	$11.520	$10.080	$10.400	$9.760	$8.970

Income (loss) from investment operations:
Net investment income[1]	0.238	0.228	0.250	0.272	0.291
Net realized and unrealized gain (loss)	1.005	1.444	(0.345)	0.802	0.712
Total from investment operations	1.243	1.672	(0.095)	1.074	1.003

Less dividends and distributions from:
Net investment income	(0.243)	(0.232)	(0.225)	(0.434)	(0.144)
Net realized gain	—	—	—	—	(0.069)
Total dividends and distributions	(0.243)	(0.232)	(0.225)	(0.434)	(0.213)

Net asset value, end of period	$12.520	$11.520	$10.080	$10.400	$9.760

Total return[2]	10.91%	16.73%	(1.07% )	11.26%	11.76%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$66,263	$142,925	$133,458	$66,326	$38,124
Ratio of expenses to average net assets	0.90%	0.90%	0.90%	0.87%	0.89%
Ratio of expenses to average net assets
prior to fees waived	0.97%	0.97%	1.01%	1.06%	1.13%
Ratio of net investment income to average net assets	1.98%	2.07%	2.28%	2.72%	3.43%
Ratio of net investment income to average net assets
prior to fees waived	1.91%	2.00%	217%	2.53%	3.19%
Portfolio turnover	135%	157%	164%	134%	193%

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       109

Financial highlights

Delaware Foundation® Conservative Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09
Net asset value, beginning of period	$10.220	$9.430	$9.900	$9.360	$8.320

Income (loss) from investment operations:
Net investment income[1]	0.198	0.203	0.245	0.289	0.304
Net realized and unrealized gain (loss)	0.414	1.035	(0.183)	0.687	0.942
Total from investment operations	0.612	1.238	0.062	0.976	1.246

Less dividends and distributions from:
Net investment income	(0.192)	(0.186)	(0.236)	(0.436)	(0.206)
Net realized gain	(0.070)	(0.262)	(0.296)	—	—
Total dividends and distributions	(0.262)	(0.448)	(0.532)	(0.436)	(0.206)

Net asset value, end of period	$10.570	$10.220	$9.430	$9.900	$9.360

Total return[2]	6.09%	13.47%	0.48%	10.70%	15.53%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$81,655	$75,988	$66,175	$55,513	$43,873
Ratio of expenses to average net assets	1.13%	1.13%	1.14%	1.13%	1.13%
Ratio of expenses to average net assets
prior to fees waived	1.41%	1.43%	1.47%	1.55%	1.65%
Ratio of net investment income to average net assets	1.90%	2.05%	2.44%	3.02%	3.78%
Ratio of net investment income to average net assets
prior to fees waived	1.62%	1.75%	2.11%	2.60%	3.26%
Portfolio turnover	210%	219%	211%	192%	177%

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Conservative Allocation Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09
Net asset value, beginning of period	$10.300	$9.500	$9.990	$9.380	$8.330

Income (loss) from investment operations:
Net investment income[1]	0.199	0.204	0.247	0.271	0.243
Net realized and unrealized gain (loss)	0.423	1.044	(0.188)	0.691	0.948
Total from investment operations	0.622	1.248	0.059	0.962	1.191

Less dividends and distributions from:
Net investment income	(0.192)	(0.186)	(0.253)	(0.352)	(0.141)
Net realized gain	(0.070)	(0.262)	(0.296)	—	—
Total dividends and distributions	(0.262)	(0.448)	(0.549)	(0.352)	(0.141)

Net asset value, end of period	$10.660	$10.300	$9.500	$9.990	$9.380

Total return[2]	6.14%	13.48%	0.44%	10.48%	14.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$255	$503	$567	$938	$892
Ratio of expenses to average net assets	1.13%	1.13%	1.14%	1.33%	1.88%
Ratio of expenses to average net assets
prior to fees waived	2.11%	2.13%	2.17%	2.25%	2.35%
Ratio of net investment income to average net assets	1.90%	2.05%	2.44%	2.28%	3.03%
Ratio of net investment income to average net assets
prior to fees waived	0.92%	1.05%	1.41%	1.90%	2.56%
Portfolio turnover	210%	219%	211%	192%	177%

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       111

Financial highlights

Delaware Foundation® Conservative Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09
Net asset value, beginning of period	$10.240	$9.450	$9.920	$9.330	$8.290

Income (loss) from investment operations:
Net investment income[1]	0.120	0.129	0.170	0.218	0.245
Net realized and unrealized gain (loss)	0.420	1.035	(0.190)	0.695	0.936
Total from investment operations	0.540	1.164	(0.020)	0.913	1.181

Less dividends and distributions from:
Net investment income	(0.120)	(0.112)	(0.154)	(0.323)	(0.141)
Net realized gain	(0.070)	(0.262)	(0.296)	—	—
Total dividends and distributions	(0.190)	(0.374)	(0.450)	(0.323)	(0.141)

Net asset value, end of period	$10.590	$10.240	$9.450	$9.920	$9.330

Total return[2]	5.35%	12.60%	(0.34% )	9.98%	14.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,132	$23,943	$17,206	$10,578	$4,004
Ratio of expenses to average net assets	1.88%	1.88%	1.89%	1.88%	1.88%
Ratio of expenses to average net assets
prior to fees waived	2.11%	2.13%	2.17%	2.25%	2.35%
Ratio of net investment income to average net assets	1.15%	1.30%	1.69%	2.27%	3.03%
Ratio of net investment income to average net assets
prior to fees waived	0.92%	1.05%	1.41%	1.90%	2.56%
Portfolio turnover	210%	219%	211%	192%	177%

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Conservative Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09
Net asset value, beginning of period	$10.220	$9.430	$9.900	$9.350	$8.310

Income (loss) from investment operations:
Net investment income[1]	0.172	0.178	0.220	0.265	0.284
Net realized and unrealized gain (loss)	0.415	1.035	(0.184)	0.683	0.940
Total from investment operations	0.587	1.213	0.036	0.948	1.224

Less dividends and distributions from:
Net investment income	(0.167)	(0.161)	(0.210)	(0.398)	(0.184)
Net realized gain	(0.070)	(0.262)	(0.296)	—	—
Total dividends and distributions	(0.237)	(0.423)	(0.506)	(0.398)	(0.184)

Net asset value, end of period	$10.570	$10.220	$9.430	$9.900	$9.350

Total return[2]	5.84%	13.19%	0.22%	10.39%	15.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,646	$4,293	$3,220	$1,590	$840
Ratio of expenses to average net assets	1.38%	1.38%	1.39%	1.38%	1.38%
Ratio of expenses to average net assets
prior to fees waived	1.71%	1.73%	1.77%	1.85%	1.95%
Ratio of net investment income to average net assets	1.65%	1.80%	2.19%	2.77%	3.53%
Ratio of net investment income to average net assets
prior to fees waived	1.32%	1.45%	1.81%	2.30%	2.96%
Portfolio turnover	210%	219%	211%	192%	177%

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       113

Financial highlights

Delaware Foundation® Conservative Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09
Net asset value, beginning of period	$10.230	$9.440	$9.920	$9.390	$8.350

Income (loss) from investment operations:
Net investment income[1]	0.224	0.228	0.271	0.314	0.324
Net realized and unrealized gain (loss)	0.424	1.035	(0.194)	0.692	0.943
Total from investment operations	0.648	1.263	0.077	1.006	1.267

Less dividends and distributions from:
Net investment income	(0.218)	(0.211)	(0.261)	(0.476)	(0.227)
Net realized gain	(0.070)	(0.262)	(0.296)	—	—
Total dividends and distributions	(0.288)	(0.473)	(0.557)	(0.476)	(0.227)

Net asset value, end of period	$10.590	$10.230	$9.440	$9.920	$9.390

Total return[2]	6.45%	13.74%	0.63%	11.02%	15.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30,615	$45,993	$33,583	$30,399	$8,740
Ratio of expenses to average net assets	0.88%	0.88%	0.89%	0.88%	0.88%
Ratio of expenses to average net assets
prior to fees waived	1.11%	1.13%	1.17%	1.25%	1.35%
Ratio of net investment income to average net assets	2.15%	2.30%	2.69%	3.27%	4.03%
Ratio of net investment income to average net assets
prior to fees waived	1.92%	2.05%	2.41%	2.90%	3.56%
Portfolio turnover	210%	219%	211%	192%	177%

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Foundation Funds®
September 30, 2013

Delaware Group® Foundation Funds (Trust) is organized as a Delaware statutory trust and offers three funds: Delaware Foundation® Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund (each, a Fund, or collectively as the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended. The Delaware Foundation Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund offer Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Foundation Growth Allocation Fund is to seek long-term capital growth.

The investment objective of Delaware Foundation Moderate Allocation Fund is to seek capital appreciation with current income as a secondary objective.

The investment objective of Delaware Foundation Conservative Allocation Fund is to seek a combination of current income and preservation of capital with capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities and exchange-traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Sept. 30, 2010 – Sept. 30, 2013), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries they invest in that may date back to the inception of each Fund.

(continues)       115

Notes to financial statements

Delaware Foundation Funds®

1. Significant Accounting Policies (continued)

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Sept. 30, 2013.

To Be Announced Trades (TBA) — Each Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with each Fund’s ability to manage their investment portfolio and meet redemption requests. These transactions involve a commitment by each Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by each Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the statements of operations under the caption net realized gain (loss) on foreign currencies. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that each Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Each Fund paid foreign capital gain taxes on certain foreign securities held which are included as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Each Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended Sept. 30, 2013.

Each Fund receives earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended Sept. 30, 2013, each Fund earned the following amounts under this agreement:

Delaware	Delaware	Delaware
Foundation®	Foundation	Foundation
Growth	Moderate	Conservative
Allocation Fund	Allocation Fund	Allocation Fund
$99	$357	$112
2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual management fee which is calculated at the rate 0.65% on the first $500 million of average daily net assets of each Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed each Fund’s average daily net assets from Jan. 28, 2013 through Jan. 28, 2014 as shown below. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by each Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

Delaware	Delaware	Delaware
Foundation	Foundation	Foundation
Growth	Moderate	Conservative
Allocation Fund	Allocation Fund	Allocation Fund
0.90%	0.90%	0.88%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended Sept. 30, 2013, each Fund was charged for these services as follows:

Delaware	Delaware	Delaware
Foundation	Foundation	Foundation
Growth	Moderate	Conservative
Allocation Fund	Allocation Fund	Allocation Fund
$4,955	$18,915	$7,391

DSC is also the transfer agent and dividend disbursing agent of each Fund. Each Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are passed on to and paid directly by each Fund.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fees from Jan. 28, 2013 through Jan. 28, 2014 to 0.25% and 0.50%, respectively, of average daily net assets. For the Delaware Foundation Conservative Allocation Fund, DDLP has voluntarily agreed to waive Class B shares’ 12b-1 fees to 0.25% of average daily net assets until such time as the waiver is discontinued. This waiver may be discontinued at any time because it is voluntary. DDLP has contracted to limit the Delaware Foundation Growth Allocation Fund and Delaware Foundation Moderate Allocation Fund Class B shares’ 12b-1 fees from March 1, 2013 through February 28, 2014 to 0.25% of average daily net assets.

In connection with the Delaware Foundation Moderate Allocation Fund merger with Delaware Balanced Fund, the Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992,

(continues)       117

Notes to financial statements

Delaware Foundation Funds®

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

and (ii) 0.30% (waived to 0.25% from Oct. 1, 2012 through Jan. 28, 2014) of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.23% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board.

As provided in the investment management agreement, each Fund bears the cost of certain legal services, including internal legal services provided to each Fund by DMC and/or its affiliates’ employees. For the year ended Sept. 30, 2013, each Fund was charged for internal legal services provided by DMC and/or its affiliates’ employees as follows:

Delaware	Delaware	Delaware
Foundation®	Foundation	Foundation
Growth	Moderate	Conservative
Allocation Fund	Allocation Fund	Allocation Fund
$3,017	$11,641	$4,513

For the year ended Sept. 30, 2013, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware	Delaware	Delaware
Foundation	Foundation	Foundation
Growth	Moderate	Conservative
Allocation Fund	Allocation Fund	Allocation Fund
$10,881	$27,828	$34,441

For the year ended Sept. 30, 2013, DDLP received gross CDSC commissions on redemption of each Fund’s, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware	Delaware	Delaware
	Foundation	Foundation	Foundation
	Growth	Moderate	Conservative
	Allocation Fund	Allocation Fund	Allocation Fund
Class B	$24	$48	$3
Class C	588	329	1,274

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the year ended Sept. 30, 2013, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware	Delaware	Delaware
	Foundation	Foundation	Foundation
	Growth	Moderate	Conservative
	Allocation Fund	Allocation Fund	Allocation Fund
Purchases other than U.S. government securities	$86,116,480	$441,003,173	$240,210,123
Purchases of U.S. government securities	14,844,992	52,361,542	49,817,001
Sales other than U.S. government securities	101,744,685	530,502,373	241,573,464
Sales of U.S. government securities	15,509,201	57,252,782	53,972,961

At Sept. 30, 2013, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund was as follows:

	Delaware	Delaware	Delaware
	Foundation	Foundation	Foundation
	Growth	Moderate	Conservative
	Allocation Fund	Allocation Fund	Allocation Fund
Cost of investments	$79,744,493	$292,873,316	$147,849,668
Aggregate unrealized appreciation	23,894,092	71,175,927	20,676,572
Aggregate unrealized depreciation	(3,193,283)	(10,361,757)	(4,192,321)
Net unrealized appreciation	$20,700,809	$60,814,170	$16,484,251

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 – inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of Delaware Foundation® Growth Allocation Fund’s investments by fair value hierarchy levels as of Sept. 30, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset & Mortgage-Backed Securities	$—	$4,639,891	$—	$4,639,891
Common Stock[1]	49,849,094	27,072,565	72,468	76,994,127
Convertible Preferred Stock[2]	78,796	79,335	—	158,131
Corporate Debt	—	9,065,417	—	9,065,417
Exchange-Traded Funds	193,683	—	—	193,683
Foreign Debt	—	696,085	—	696,085
Municipal Bonds	—	170,123	—	170,123
Preferred Stock	90,617	—	—	90,617
Senior Secured Loans[3]	—	1,335,111	15,000	1,350,111
U.S. Treasury Obligations	—	1,413,019	—	1,413,019
Warrant	20,760	—	—	20,760
Short-Term Investments	—	5,653,338	—	5,653,338
Total	50,232,950	50,124,884	87,468	100,445,302

Foreign Currency Exchange Contracts	$—	$(1,148)	$—	$(1,148)
Futures Contracts	34,243	—	—	34,243
Swap Contracts	—	757	—	757

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent 64.74%, 35.16%, and 0.10%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments, Level 2 investments represent investments with observable inputs, and Level 3 investments represent investments without observable inputs.

2Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 49.83% and 50.17%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments while Level 2 investments represent investments with observable inputs.

3Security type is valued across multiple levels. The amounts attributed to Level 2 investments and Level 3 investments represent 98.89% and 1.11%, respectively, of the total market value of this security type. Level 2 investments represent investments with observable inputs while Level 3 investments represent investments without observable inputs.

(continues)       119

Notes to financial statements

Delaware Foundation Funds®

3. Investments (continued)

The following table summarizes the valuation of Delaware Foundation® Moderate Allocation Fund’s investments by fair value hierarchy levels as of Sept. 30, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset & Mortgage-Backed Securities	$—	$33,082,262	$—	$33,082,262
Common Stock[1]	129,387,013	70,127,684	175,993	199,690,690
Convertible Preferred Stock[2]	564,799	629,337	—	1,194,136
Corporate Debt	—	70,372,425	—	70,372,425
Exchange-Traded Funds	232,835	—	—	232,835
Foreign Debt	—	5,184,919	—	5,184,919
Municipal Bonds	—	1,405,188	—	1,405,188
Preferred Stock	937,367	—	—	937,367
Senior Secured Loans[3]	—	10,198,641	105,000	10,303,641
U.S. Treasury Obligations	—	3,680,157	—	3,680,157
Warrant	55,033	—	—	55,033
Short-Term Investments	—	27,548,833	—	27,548,833
Total	131,177,047	222,229,446	280,993	353,687,486
Foreign Currency Exchange Contracts	$—	$(13,315)	—	$(13,315)
Futures Contracts	215,098	—	—	215,098
Swap Contracts	—	5,867	—	5,867

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent 64.79%, 35.12%, and 0.09%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments, Level 2 investments represent investments with observable inputs, and Level 3 investments represent investments without observable inputs.

2Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 47.30% and 52.70%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments while Level 2 investments represent investments with observable inputs.

3Security type is valued across multiple levels. The amounts attributed to Level 2 investments and Level 3 investments represent 98.98% and 1.02%, respectively, of the total market value of this security type. Level 2 investments represent investments with observable inputs while Level 3 investments represent investments without observable inputs.

The following table summarizes the valuation of Delaware Foundation Conservative Allocation Fund’s investments by fair value hierarchy levels as of Sept. 30, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset & Mortgage-Backed Securities	$—	$22,319,430	$—	$22,319,430
Common Stock[1]	38,770,507	20,855,513	51,763	59,677,783
Convertible Preferred Stock[2]	351,143	412,292	—	763,435
Corporate Debt	—	47,085,721	—	47,085,721
Exchange-Traded Funds	108,178	—	—	108,178
Foreign Debt	—	2,752,972	—	2,752,972
Municipal Bonds	—	781,469	—	781,469
Preferred Stock	673,489	—	—	673,489
Senior Secured Loans[3]	—	6,202,590	75,000	6,277,590
U.S. Treasury Obligations	—	3,111,189	—	3,111,189
Warrant	17,967	—	—	17,967
Short-Term Investments	—	20,764,696	—	20,764,696
Total	39,921,284	124,285,872	126,763	164,333,919
Foreign Currency Exchange Contracts	$—	$(15,349)	$—	$(15,349)
Futures Contracts	163,649	—	—	163,649
Swap Contracts	—	3,939	—	3,939

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent 64.97%, 34.95%, and 0.08%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments, Level 2 investments represent investments with observable inputs, and Level 3 investments represent investments without observable inputs.

2Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 46.00% and 54.00%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments while Level 2 investments represent investments with observable inputs.

3Security type is valued across multiple levels. The amounts attributed to Level 2 investments and Level 3 investments represent 98.81% and 1.19%, respectively, of the total market value of this security type. Level 2 investments represent investments with observable inputs while Level 3 investments represent investments without observable inputs.

The securities that have been deemed worthless on the schedules of investments are considered to be Level 3 securities in these tables.

As a result of utilizing international fair value pricing at Sept. 30, 2013, a portion of each Fund’s portfolio was categorized as Level 2.

During the year ended Sept. 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to each Fund. This does not include transfers between Level 1 investments and Level 2 investments due to each Fund utilizing international fair value pricing during the year. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in the classification between levels. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to each Fund’s net assets at the end of the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended Sept. 30, 2013 and 2012 were as follows:

	Delaware	Delaware	Delaware
	Foundation®	Foundation	Foundation
	Growth	Moderate	Conservative
	Allocation Fund	Allocation Fund	Allocation Fund
Year Ended 9/30/13
Ordinary income	$1,437,312	$6,754,686	$3,396,304
Long-term capital gain	252,715	45,423	291,720
Total	$1,690,027	$6,800,109	$3,688,024

Year Ended 9/30/12
Ordinary income	$2,750,045	$7,310,530	$4,407,387
Long-term capital gain	1,065,429	—	1,433,325
Total	$3,815,474	$7,310,530	$5,840,712

5. Components of Net Assets on a Tax Basis

As of Sept. 30, 2013, the components of net assets on a tax basis were as follows:

	Delaware	Delaware	Delaware
	Foundation	Foundation	Foundation
	Growth	Moderate	Conservative
	Allocation Fund	Allocation Fund	Allocation Fund
Shares of beneficial interest	$70,411,109	$256,938,139	$130,404,412
Undistributed ordinary income	1,995,926	—	11,268
Undistributed long-term capital gains	4,825,299	17,066,562	2,497,723
Unrealized appreciation (depreciation)	20,702,589	60,793,018	16,443,493
Other temporary differences	(19,704)	(52,639)	(54,350)
Net assets	$97,915,219	$334,745,080	$149,302,546

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, mark-to-market of foreign currency exchange contracts, tax deferral of losses on straddles, tax treatment of passive foreign investment companies, CDS contracts, tax treatment of contingent payment debt instruments and tax treatment of market discount and premium on debt instruments.

(continues)       121

Notes to financial statements

Delaware Foundation Funds®

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, CDS contracts, dividends and distributions, capital gains tax, passive foreign investment companies, market discount and premium on certain debt instruments, paydowns of mortgage- and asset-backed securities, tax treatment of contingent payment debt instrument, and foreign taxes. Results of operations and net assets were not affected by these reclassifications. For the year ended Sept. 30, 2013, the Funds recorded the following reclassifications:

	Delaware	Delaware	Delaware
	Foundation	Foundation	Foundation
	Growth	Moderate	Conservative
	Allocation Fund	Allocation Fund	Allocation Fund
Undistributed net investment income	$(69,625)	$(419,137)	$(357,174)
Undistributed net realized gain	69,625	419,137	357,174

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. In 2013, the Delaware Foundation® Moderate Allocation Fund utilized $4,846,122 for the year ending Sept. 30, 2013.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Foundation®		Delaware Foundation		Delaware Foundation
	Growth Allocation Fund		Moderate Allocation Fund		Conservative Allocation Fund
	Year Ended		Year Ended		Year Ended
	9/30/13	9/30/12	9/30/13	9/30/12	9/30/13	9/30/12
Shares sold:
Class A	715,602	564,523	1,265,483	1,494,020	2,057,224	1,714,286
Class B	2,362	5,020	6,750	7,888	5,323	12,074
Class C	177,476	100,292	684,187	465,421	1,275,531	917,452
Class R	227,287	440,673	257,181	593,646	243,401	223,562
Institutional Class	1,265,773	892,657	2,807,964	2,880,383	1,321,321	2,285,869

Shares issued upon reinvestment
of dividends and distributions:
Class A	68,973	179,367	282,053	306,431	188,879	323,593
Class B	2,619	10,912	1,734	2,605	928	2,583
Class C	6,192	23,344	14,927	15,495	41,894	68,054
Class R	17,563	41,792	29,415	31,474	11,178	13,529
Institutional Class	67,414	153,610	128,721	198,257	105,846	176,593
	2,551,261	2,412,190	5,478,415	5,995,620	5,251,525	5,737,595

Shares redeemed:
Class A	(746,294)	(842,235)	(2,530,858)	(2,782,755)	(1,958,534)	(1,619,706)
Class B	(79,999)	(119,012)	(96,756)	(125,438)	(31,161)	(25,523)
Class C	(160,259)	(155,160)	(314,756)	(412,513)	(715,530)	(468,442)
Class R	(166,985)	(417,338)	(391,197)	(488,093)	(140,552)	(158,503)
Institutional Class	(2,750,685)	(818,694)	(10,051,923)	(1,928,020)	(3,029,827)	(1,524,533)
	(3,904,222)	(2,352,439)	(13,385,490)	(5,736,819)	(5,875,604)	(3,796,707)
Net increase (decrease)	(1,352,961)	59,751	(7,907,075)	258,801	(624,079)	1,940,888

For the years ended Sept. 30, 2013 and 2012, the following Class B shares were converted to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables on the previous page and the statements of changes in net assets.

	Year Ended
	9/30/13			9/30/12
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Foundation Growth Allocation Fund	47,915	46,961	$517,915	52,644	51,613	$512,419
Delaware Foundation Moderate Allocation Fund	45,956	45,898	557,849	52,429	52,322	581,013
Delaware Foundation Conservative Allocation Fund	8,034	8,097	84,698	11,918	12,002	119,775

7. Unfunded Commitments

Each Fund may invest in floating rate loans. In connection with these investments, each Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate each Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, each Fund earns a commitment fee, typically set as a percentage of the commitment amount. As of Sept. 30, 2013, the Funds had the following unfunded loan commitments:

	Unfunded Loan Commitment
	Delaware	Delaware	Delaware
	Foundation	Foundation	Foundation
	Growth	Moderate	Conservative
	Allocation Fund	Allocation Fund	Allocation Fund
Borrower
Community Health Systems	$20,000	$125,000	$90,000
CPG International	15,000	105,000	75,000
Hudson’s Bay	15,000	105,000	75,000

8. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, each Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit under the agreement expired on Nov. 12, 2013.

On Nov. 12, 2013, each Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 10, 2014. Each Fund had no amounts outstanding as of Sept. 30, 2013, or at any time during the year then ended.

9. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts

(continues)       123

Notes to financial statements

Delaware Foundation Funds®

9. Derivatives (continued)

are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover each Fund’s exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Each Fund may use futures contracts in the normal course of pursuing their respective investment objective. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to each Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — During the year ended Sept. 30, 2013, each Fund entered into options contracts in the normal course of pursuing their respective investment objective. Each Fund may buy or write options contracts for any number of reasons, including without limitation: to manage each Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting each Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When each Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When each Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the year ended Sept. 30, 2013 for each Fund were as follows:

	Delaware		Delaware		Delaware
	Foundation®		Foundation		Foundation
	Growth		Moderate		Conservative
	Allocation Fund		Allocation Fund		Allocation Fund
	Number of		Number of		Number of
Call Options	Contracts	Premiums	Contracts	Premiums	Contracts	Premiums
Options outstanding at Sept. 30, 2012	—	$—	—	$—	—	$—
Options written	6	2,092	42	14,647	24	8,370
Options terminated in closing purchase transactions	(6)	(2,092)	(42)	(14,647)	(24)	(8,370)
Options outstanding at Sept. 30, 2013	—	$—	—	$—	—	$—

	Delaware		Delaware		Delaware
	Foundation		Foundation		Foundation
	Growth		Moderate		Conservative
	Allocation Fund		Allocation Fund		Allocation Fund
	Number of		Number of		Number of
Put Options	Contracts	Premiums	Contracts	Premiums	Contracts	Premiums
Options outstanding at Sept. 30, 2012	—	$—	—	$—	—	$—
Options written	8	3,241	58	23,933	35	14,831
Options terminated in closing purchase transactions	(8)	(3,241)	(58)	(23,933)	(35)	(14,831)
Options outstanding at Sept. 30, 2013	—	$—	—	$—	—	$—

Swap Contracts — Each Fund may enter into interest rate swaps and CDS contracts in the normal course of pursuing their respective investment objective. Each Fund may use interest rate swaps to adjust each Fund’s sensitivity to interest rate or to hedge against changes in interest rates. Each Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Each

Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s (S&P) or Baa3 by Moody’s Investors Service (Moody’s) or is determined to be of equivalent credit quality by the Manager.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by each Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with each Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating rate interest rate. Interest rate swaps may be used to adjust each Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to each Fund to cover each Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by each Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the year ended Sept. 30, 2013, each Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

For trades prior to June 10, 2013, the Funds had posted cash collateral for certain open swap contracts as follows:

Delaware	Delaware
Foundation	Foundation
Moderate	Conservative
Allocation Fund	Allocation Fund
$110,000	$10,000

The Delaware Foundation Conservative Allocation Fund received $40,000 in securities as collateral for certain open derivatives.

Initial margin and variation margin is posted to central counterparties for CDS basket trades submitted on or after June 10, 2013, as determined by the applicable central counterparty.

As disclosed in the footnotes to the schedules of investments, at Sept. 30, 2013, the notional value of the protection sold for each Fund was as follows:

Notional Value
Delaware Foundation Growth Allocation Fund	$90,000
Delaware Foundation Moderate Allocation Fund	610,000
Delaware Foundation Conservative Allocation Fund	410,000

The notional values reflect the maximum potential amount each Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for the credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amounts of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At Sept. 30, 2013, there was no unrealized appreciation/depreciation of the protection sold.

CDS contracts may involve greater risks than if each Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. Each Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to each Fund to cover the Funds’ exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

(continues)       125

Notes to financial statements

Delaware Foundation Funds®

9. Derivatives (continued)

Swaps Generally. The value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of assets and liabilities.

Fair values of derivative instruments as of Sept. 30, 2013 were as follows:

	Delaware Foundation® Growth Allocation Fund
	Asset Derivatives			Liability Derivatives
	Statement of			Statement of
	Assets and Liabilities Location	Fair Value		Assets and Liabilities Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Unrealized gain on foreign currency exchange contracts	$13,844		Unrealized loss on foreign currency exchange contracts	$14,992

Interest rate contracts (Futures contracts)	Variation margin receivable on futures contracts	34,243	*	Variation margin payable on futures contracts	—

Credit contracts (Swap contracts)	Unrealized gain on credit default swap contracts	4,779		Unrealized loss on credit default swap contracts	5,081

Total		$52,866			$20,073

	Delaware Foundation Moderate Allocation Fund
	Asset Derivatives			Liability Derivatives
	Statement of			Statement of
	Assets and Liabilities Location	Fair Value		Assets and Liabilities Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Unrealized gain on foreign currency exchange contracts	$62,016		Unrealized loss on foreign currency exchange contracts	$75,331

Interest rate contracts (Futures contracts)	Variation margin receivable on futures contracts	215,098	*	Variation margin payable on futures contracts	—

Credit contracts (Swap contracts)	Unrealized gain on credit default swap contracts	33,126		Unrealized loss on credit default swap contracts	75,056

Total		$310,240			$150,387

	Delaware Foundation® Conservative Allocation Fund
	Asset Derivatives			Liability Derivatives
	Statement of			Statement of
	Assets and Liabilities Location	Fair Value		Assets and Liabilities Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Unrealized gain on foreign currency exchange contracts	$24,881		Unrealized loss on foreign currency exchange contracts	$40,230

Interest rate contracts (Futures contracts)	Variation margin receivable on futures contracts	163,649	*	Variation margin payable on futures contracts	—

Credit contracts (Swap contracts)	Unrealized gain on credit default swap contracts	22,261		Unrealized loss on credit default swap contracts	50,545

Total		$210,791			$90,775

*Includes cumulative appreciation of futures contracts from the date the contracts are opened through Sept. 30, 2013. Only current day variation margin is reported on the statements of assets and liabilities.

The effect of derivative instruments on the statements of operations for the year ended Sept. 30, 2013 was as follows:

	Delaware Foundation Growth Allocation Fund
			Change in Unrealized
		Realized Gain (Loss) on	Appreciation
	Location of Gain (Loss) on	Derivatives Recognized in	(Depreciation) on Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain (loss) foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$2,106	$(2,267)
Interest rate contracts (Futures contracts and interest rate swap contracts)	Net realized gain (loss) on futures contracts/net realized gain (loss) on swap contracts and net change in unrealized appreciation (depreciation) of futures contracts	(108,890)	33,375
Equity contracts (Options written)	Net realized gain (loss) on options written and net change in unrealized appreciation (depreciation) of options written	2,470	—
	Net realized gain (loss) on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(143,660)	34,437
Total		$(247,974)	$65,545

	Delaware Foundation® Moderate Allocation Fund
			Change in Unrealized
		Realized Gain (Loss) on	Appreciation
	Location of Gain (Loss) on	Derivatives Recognized in	(Depreciation) on Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain (loss) on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(228,544)	$(23,873)
Interest rate contracts (Futures contracts and interest rate swap conracts)	Net realized gain (loss) on futures contracts/net realized gain (loss) on swap contracts and net change in unrealized appreciation (depreciation) of futures contracts	(324,525)	175,394
Equity contracts (Options written)	Net realized gain (loss) on options written and net change in unrealized appreciation (depreciation) of options written	18,062	—
Credit contracts (Swap contracts)	Net realized gain (loss) on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(1,098,404)	243,140
Total		$(1,633,411)	$394,661

(continues)       127

Notes to financial statements

Delaware Foundation Funds®

9. Derivatives (continued)

	Delaware Foundation Conservative Allocation Fund
			Change in Unrealized
		Realized Gain (Loss) on	Appreciation
	Location of Gain (Loss) on	Derivatives Recognized in	(Depreciation) on Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain (loss) on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(252,993)	$(22,269)
Interest rate contracts (Futures contracts and interest rate swap contracts)	Net realized gain (loss) on futures contracts/net realized gain (loss) on swap contracts and net change in unrealized appreciation (depreciation) of futures contracts	(322,394)	129,142
Equity contracts (Options written)	Net realized gain (loss) on options written and net change in unrealized appreciation (depreciation) of options written	11,036	—
Credit contracts (Swap contracts)	Net realized gain (loss) on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(557,315)	124,858
Total		$(1,121,666)	$231,731

Derivatives Generally. The tables below summarize the average balance of derivative holdings by each Fund during the year ended Sept. 30, 2013.

	Delaware Foundation® Growth Allocation Fund
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	1,543,065	USD	2,056,112
Futures contracts (average notional value)		1,196,248		656,405
Options contracts (average notional value)		171		185
CDS contracts (average notional value)*		147,176		2,857
	EUR	145,337		—
Interest rate contracts (average notional value)**	COP	80,865,079		—
	USD	51,429		—

	Delaware Foundation Moderate Allocation Fund
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	8,126,429	USD	11,296,703
Futures contracts (average notional value)		5,987,857		6,722,498
Options contracts (average notional value)		1,247		1,303
CDS contracts (average notional value)*		1,104,237		19,365
	EUR	1,114,603		—
Interest rate contracts (average notional value)**	COP	630,857,143		—
	USD	362,619		—

	Delaware Foundation Conservative Allocation Fund
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	4,029,498	USD	5,621,543
Futures contracts (average notional value)		3,386,340		3,930,325
Options contracts (average notional value)		745		753
CDS contracts (average notional value)*		606,591		13,016
	EUR	614,563	EUR	—
Interest rate contracts (average notional value)**	COP	358,873,016		—
	USD	244,524		—

*Long represents buying protection and short represents selling protection.
**Long represents receiving fixed interest payments and short represents paying fixed interest payments.

10. Securities Lending

Each Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Each Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. Each Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, each Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral each Fund would be required to return to the borrower of the securities and each Fund would be required to make up for this shortfall.

During the year ended Sept. 30, 2013, Delaware Foundation® Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund had no securities out on loan.

(continues)       129

Notes to financial statements

Delaware Foundation Funds®

11. Credit and Market Risk

Some countries in which each Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by each Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by each Fund.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by S&P and Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

Each Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Each Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Each Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedules of investments.

12. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

13. Subsequent Events

Effective Oct. 1, 2013 through Sept. 30, 2014, Delaware Foundation Conservative Allocation Fund will contractually waive distribution and service fees of Class B to 0.25% of average daily net assets. Effective Oct. 1, 2013, each Fund will pay DDLP distribution and service fees of 0.25% and 0.50% of average daily net assets of the Class A and Class R shares, respectively.

Except as described above and in Note 8, management has determined that no other material events or transactions occurred subsequent to Sept. 30, 2013 that would require recognition or disclosure in each Fund’s financial statements.

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Foundation Funds® and the Shareholders of Delaware Foundation® Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Foundation Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund (constituting Delaware Group Foundation Funds, hereafter collectively referred to as the “Funds”) at September 30, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended September 30, 2009 were audited by other independent accountants whose report dated November 19, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 18, 2013

Other Fund information
(Unaudited)

Delaware Foundation Funds®

Board Consideration of Delaware Foundation® Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund, Delaware Foundation Conservative Allocation Fund Investment Advisory Agreements

At a meeting held on August 20-22, 2013 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware Foundation Conservative Allocation Fund, Delaware Foundation Growth Allocation Fund and Delaware Foundation Moderate Allocation Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreements with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2013 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to each Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s recent receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the same Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one-, three-, five- and ten-year periods, to the extent applicable, ended March 31, 2013. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for the Funds and the Board’s view of such performance.

Delaware Foundation Conservative Allocation Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed-asset target allocation conservative funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the five- and ten-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Foundation Growth Allocation Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed-asset target allocation growth funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the five- and ten-year periods was in the second quartile of its Performance Universe. The Board determined that the Fund’s performance results were mixed, but tended toward above median, which was acceptable.

Delaware Foundation® Moderate Allocation Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed asset target allocation moderate funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the three-year period was in the third quartile of its Performance Universe and the Fund’s total return for the five- and ten-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board’s view of such expenses.

Delaware Foundation Conservative Allocation Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund.

Delaware Foundation Growth Allocation Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund.

Delaware Foundation Moderate Allocation Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standard structure. Although the Funds have not reached a size at which they can take advantage of breakpoints, the Board recognized that the fees were structured so that when the Funds grow, economies of scale may be shared.

(continues)       133

Other Fund information
(Unaudited)

Delaware Foundation Funds®

Tax Information

The information set forth below is for each Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended Sept. 30, 2013, each Fund reports distributions paid during the year as follows:

	(A)
	Long-Term	(B)
	Capital Gain	Ordinary Income	Total	(C)
	Distributions	Distributions*	Distributions	Qualifying
	(Tax Basis)	(Tax Basis)	(Tax Basis)	Dividends[1]
Delaware Foundation® Growth Allocation Fund	14.95%	85.05%	100.00%	26.78%
Delaware Foundation Moderate Allocation Fund	0.67%	99.33%	100.00%	39.55%
Delaware Foundation Conservative Allocation Fund	7.91%	92.09%	100.00%	23.44%
(A) and (B) are based on a percentage of each Fund’s total distributions.
(C) is based on a percentage of each Fund’s ordinary income distributions.
1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
*For the fiscal year ended Sept. 30, 2013, certain dividends paid by each Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003, and as extended by the Tax Relief Unemployment Insurance Reauthorization and Job Creations Act of 2010, and made permanent by the American Taxpayer Relief Act of 2012. The Funds intend to report the following percentages to be taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2013 Form 1099-DIV, as applicable.
Maximum percentage to be
taxed at a maximum rate of 15%
Delaware Foundation Growth Allocation Fund	61.38%
Delaware Foundation Moderate Allocation Fund	87.40%
Delaware Foundation Conservative Allocation Fund	41.64%

For the fiscal year ended Sept. 30, 2013, certain interest income paid by each Fund, determined to be Qualified Interest Income may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004, and as extended by Tax Relief Unemployment Insurance Reauthorization and Job Creations Act of 2010, and made permanent by the American Taxpayer Relief Act of 2012. For the fiscal year ended Sept. 30, 2013, the Funds have reported maximum distributions of Qualified Interest Income as follows:

Qualified Interest Income
Delaware Foundation Growth Allocation Fund	$499,261
Delaware Foundation Moderate Allocation Fund	$3,839,570
Delaware Foundation Conservative Allocation Fund	$1,969,846

Board of trustees/directors
and officers addendum

Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of
				Portfolios in Fund	Other
Name,				Complex Overseen	Directorships
Address,	Position(s)	Length of	Principal Occupation(s)	by Trustee	Held by
and Birth Date	Held with Fund(s)	Time Served	During Past 5 Years	or Officer	Trustee or Officer
Interested Trustees
Patrick P. Coyne[1]	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	71	Director and Audit
2005 Market Street	President,	since August 16, 2006	various executive capacities		Committee Member
Philadelphia, PA 19103	Chief Executive		at different times at		Kaydon Corp.
	Officer, and	President and	Delaware Investments.[2]
April 1963	Trustee	Chief Executive Officer			Board of Governors Member
		since August 1, 2006			Investment Company
Institute (ICI)
Independent Trustees
Thomas L. Bennett	Trustee	Since March 2005	Private Investor	71	Director
2005 Market Street			(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
Philadelphia, PA 19103					(2007–2011)

October 1947
Joseph W. Chow	Trustee	Since January 2013	Executive Vice President	71	Director and Audit Committee
2005 Market Street			(Emerging Economies		Member — Hercules
Philadelphia, PA 19103			Strategies, Risk and		Technology Growth
			Corporate Administration)		Capital, Inc.
January 1953			State Street Corporation
(July 2004–March 2011)
John A. Fry	Trustee	Since January 2001	President	71	Director — Hershey Trust
2005 Market Street			Drexel University
Philadelphia, PA 19103			(August 2010–Present)		Director and Audit
Committee Member
May 1960			President		Community Health Systems
Franklin & Marshall College
(July 2002–July 2010)
Anthony D. Knerr	Trustee	Since April 1990	Managing Director	71	None
2005 Market Street			AKA Strategy
Philadelphia, PA 19103			(Strategic Consulting)
(1990–Present)
December 1938
Lucinda S. Landreth	Trustee	Since March 2005	Private Investor	71	None
2005 Market Street			(2004–Present)
Philadelphia, PA 19103

June 1947

(continues)       135

Number of
				Portfolios in Fund	Other
Name,				Complex Overseen	Directorships
Address,	Position(s)	Length of	Principal Occupation(s)	by Trustee	Held by
and Birth Date	Held with Fund(s)	Time Served	During Past 5 Years	or Officer	Trustee or Officer
Independent Trustees (continued)
Frances A. Sevilla-Sacasa	Trustee	Since September 2011	Chief Executive Officer —	71	Trust Manager and
2005 Market Street			Banco Itaú Europa		Audit Committee
Philadelphia, PA 19103			International		Member — Camden
			(April 2012–Present)		Property Trust
January 1956
Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Thomas K. Whitford	Trustee	Since January 2013	Vice Chairman	71	None
2005 Market Street			(2010–April 2013)
Philadelphia, PA 19103			Chief Administrative
Officer (2008–2010)
March 1956			and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group
Janet L. Yeomans	Trustee	Since April 1999	Vice President and Treasurer	71	Director, Audit
2005 Market Street			(January 2006–July 2012)		Committee Member and
Philadelphia, PA 19103			Vice President — Mergers &		Investment Committee
			Acquisitions		Member
July 1948			(January 2003–January 2006),		Okabena Company
and Vice President
			and Treasurer		Chair — 3M
			(July 1995–January 2003)		Investment Management
			3M Corporation		Company
(2005–2012)
J. Richard Zecher	Trustee	Since March 2005	Founder	71	Director and Compensation
2005 Market Street			Investor Analytics		Committee Member
Philadelphia,			(Risk Management)		Investor Analytics
PA 19103			(May 1999–Present)
Director — P/E Investments
July 1940			Founder
P/E Investments
(Hedge Fund)
(September 1996–Present)

Number of
				Portfolios in Fund	Other
Name,				Complex Overseen	Directorships
Address,	Position(s)	Length of	Principal Occupation(s)	by Trustee	Held by
and Birth Date	Held with Fund(s)	Time Served	During Past 5 Years	or Officer	Trustee or Officer
Officers
David F. Connor	Senior Vice President,	Senior Vice President,	David F. Connor	71	None[3]
2005 Market Street	Deputy General	Deputy General	has served as Deputy
Philadelphia,	Counsel, and Secretary	Counsel since	General Counsel of
PA 19103		May 2013;	Delaware Investments
		Vice President, Deputy	since 2000.
December 1963		General Counsel
September 2000–
May 2013;
Secretary since
October 2005
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	71	None[3]
2005 Market Street	and Treasurer	since October 2007	in various capacities at
Philadelphia,			different times at
PA 19103			Delaware Investments.

October 1972
David P. O’Connor	Executive Vice	Executive Vice	David P. O’Connor has served in	71	None[3]
2005 Market Street	President,	President since	various executive and legal
Philadelphia,	General Counsel	February 2012;	capacities at different times
PA 19103	and Chief	Senior Vice President	at Delaware Investments.
	Legal Officer	October 2005–
February 1966		February 2012;
General Counsel and
Chief Legal Officer
since October 2005
Richard Salus	Senior Vice President	Chief Financial	Richard Salus has served in	71	None[3]
2005 Market Street	and Chief	Officer since	various executive capacities
Philadelphia,	Financial Officer	November 2006	at different times at
PA 19103			Delaware Investments.

October 1963

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.
The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

This annual report is for the information of Delaware Foundation Funds® shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Foundation Funds and the Delaware Investments® Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees	Affiliated officers	Contact information

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments® Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

Joseph W. Chow
Former Executive Vice President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing Director
AKA Strategy
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Frances A. Sevilla-Sacasa
Chief Executive Officer
Banco Itaú Europa International
Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

David F. Connor
Senior Vice President, Deputy General
Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Executive Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Website
delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

       An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Thomas L. Bennett[1]
John A. Fry
Frances A. Sevilla-Sacasa
Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

       (a) Audit fees.

       The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $109,305 for the fiscal year ended September 30, 2013.

__________________
1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of: his education and Chartered Financial Analyst designation; his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers; and his prior service on the audit committees of public companies.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $69,550 for the fiscal year ended September 30, 2012.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2013.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $618,000 for the registrant’s fiscal year ended September 30, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2012.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $685,000 for the registrant’s fiscal year ended September 30, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $14,550 for the fiscal year ended September 30, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended September 30, 2013.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $10,560 for the fiscal year ended September 30, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended September 30, 2012.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended September 30, 2013.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended September 30, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended September 30, 2012.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended September 30, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $40,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $7,732,970 and $10,867,923 for the registrant’s fiscal years ended September 30, 2013 and September 30, 2012, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® FOUNDATION FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	December 4, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	December 4, 2013

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 4, 2013